485APOS		File Nos. 333-82329
Allianz Alterity		811-05618
		Class I.D. C000007179
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	33	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	535	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-2913
(Depositor's Telephone Number, including Area Code)

Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485
x		60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: to be added upon amendment
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

PART A – PROSPECTUS

ALLIANZ ALTERITYSM VARIABLE ANNUITY CONTRACT
Issued by Allianz Life® Variable Account B and Allianz Life Insurance Company of North America
This prospectus describes all material rights and obligations of purchasers under an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Contract offered you, the Owner, standard features including: multiple variable investment options (Investment Options) and annuitization options (Annuity Options), partial withdrawal privilege, a six year withdrawal charge period, and a death benefit (Traditional Guaranteed Minimum Death Benefit or Traditional GMDB).
All guarantees under the Contract are the obligations of Allianz Life and are subject to our claims paying ability and financial strength.
Please read this prospectus before investing and keep it for future reference. The prospectus describes all material rights and obligations of purchasers under the Contract. It contains important information about the Contract and Allianz Life that you ought to know before investing. This prospectus was not offered in any state, country, or jurisdiction in which we were not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.
This prospectus is not intended to constitute a suitability recommendation or fiduciary advice.
Allianz Life Variable Account B is the Separate Account that holds the assets that underlie the Contract. Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge, or on the EDGAR database on the SEC’s website (www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI’s table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database. The prospectus and SAI are also available on our website at www.allianzlife.com.
The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract’s features, benefits, risks, and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.
Dated: [To be added upon amendment]
This prospectus contains information on the most recently offered May 2006 Contracts that are no longer offered for sale. We stopped offering all versions of the Contract on June 30, 2010. The Original Contract first became available on February 1, 2000, had a five-year withdrawal charge period and automatically included a guaranteed minimum fixed income (Traditional Guaranteed Minimum Income Benefit or Traditional (GMIB)) for no additional charge. The Original Contract was replaced in most states by the May 2003 Contract. The May 2003 Contract first became available on May 5, 2003. The primary differences between the May 2003 Contract and Original Contract is that the May 2003 Contract has a six-year withdrawal charge period, has a higher mortality and expense risk (M&E) charge, and offered the Traditional PRIME Benefit or the Enhanced PRIME Benefit, each with an additional M&E charge. The May 2003 Contract was subsequently replaced by the May 2006 Contract, which first became available on May 1, 2006. The primary differences between the May 2003 Contract and May 2006 Contract is the partial withdrawal privilege increased from 10% of your total Purchase Payments to 12%, and the May 2006 Contract offered the PRIME Plus Benefit for an additional M&E charge. Information regarding the product features and expenses specific to the Original Contract and May 2003 Contract are included in the SAI.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 12 1

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

ALLIANZ FUND OF FUNDS
AZL® Balanced Index Strategy Fund
AZL® DFA Multi-Strategy Fund
AZL® Moderate Index Strategy Fund
AZL MVP FusionSM Dynamic Balanced Fund
AZL MVP FusionSM Dynamic Conservative Fund
AZL MVP FusionSM Dynamic Moderate Fund
AZL® MVP Balanced Index Strategy Fund
AZL® MVP Growth Index Strategy Fund
BLACKROCK
AZL® Government Money Market Fund

DIMENSIONAL
AZL® DFA Five-Year Global Fixed Income Fund
FIDELITY
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL® Fidelity Institutional Asset Management® Total Bond Fund
GATEWAY
AZL® Gateway Fund
PIMCO
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT Total Return Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for Investment Options available under your contract may no longer be sent by mail, unless you specifically request paper copies of the reports from Allianz Life or from your Financial Professional. Instead, the reports would be made available on a website, and you would be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you would not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Allianz Life electronically by contacting our Service Center at the toll-free telephone number listed at the back of this prospectus or by signing up for electronic delivery on our website at www.allianzlife.com/paperless. You may elect to receive all future reports in paper free of charge. You can inform Allianz Life that you wish to continue receiving paper copies of your shareholder reports by contacting your Financial Professional, or contacting our Service Center at the toll-free telephone number listed at the back of this prospectus. Your election to receive reports in paper will apply to all Investment Options available under your contract.
2

THE CONTRACT IS NO LONGER OFFERED FOR SALE.
3

TABLE OF CONTENTS

GLOSSARY	6
FEE TABLES	9
OWNER TRANSACTION EXPENSES	9
OWNER PERIODIC EXPENSES	9
ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS	10
EXAMPLES	11
1.THE VARIABLE ANNUITY CONTRACT	11
2. OWNERS, ANNUITANTS, AND OTHER SPECIFIED PERSONS	12V
OWNER	12
JOINT OWNERS	12
ANNUITANT	13
BENEFICIARY	14
PAYEE	14
ASSIGNMENTS, CHANGES OF OWNERSHIP AND OTHER TRANSFERS OF CONTRACT RIGHTS	14
3. PURCHASE PAYMENTS	14
PURCHASE PAYMENT REQUIREMENTS	14
ALLOCATION OF PURCHASE PAYMENTS	15
AUTOMATIC INVESTMENT PLAN (AIP)	15
DOLLAR COST AVERAGING (DCA) PROGRAM	15
4. VALUING YOUR CONTRACT	16
ACCUMULATION UNITS	16
COMPUTING CONTRACT VALUE	17
5. INVESTMENT OPTIONS	17
SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS	20
TRANSFERS BETWEEN INVESTMENT OPTIONS	20
ELECTRONIC INVESTMENT OPTION TRANSFER AND ALLOCATION INSTRUCTIONS	21
EXCESSIVE TRADING AND MARKET TIMING	21
FLEXIBLE REBALANCING PROGRAM	23
FINANCIAL ADVISER FEES	23
VOTING PRIVILEGES	23
6. OUR GENERAL ACCOUNT	23
7. EXPENSES	24
SEPARATE ACCOUNT ANNUAL EXPENSES	24
CONTRACT MAINTENANCE CHARGE	25
WITHDRAWAL CHARGE	25
TRANSFER FEE	27
PREMIUM TAX	27
INCOME TAX	27
INVESTMENT OPTION EXPENSES	27
ACCESS TO YOUR MONEY	27
PARTIAL WITHDRAWAL PRIVILEGE	28
SYSTEMATIC WITHDRAWAL PROGRAM	28
MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS	29
WAIVER OF WITHDRAWAL CHARGE BENEFITS	29
SUSPENSION OF PAYMENTS OR TRANSFERS	29
9. THE ANNUITY PHASE	30
ANNUITY PAYMENT OPTIONS	30
CALCULATING YOUR TRADITIONAL ANNUITY PAYMENTS	31
VARIABLE OR FIXED TRADITIONAL ANNUITY PAYMENTS	31
WHEN ANNUITY PAYMENTS BEGIN	32
PARTIAL ANNUITIZATION	32
10. DEATH BENEFIT	32
WHEN THE DEATH BENEFIT ENDS	34
DEATH OF THE OWNER AND/OR ANNUITANT	34
DEATH BENEFIT PAYMENT OPTIONS DURING THE ACCUMULATION PHASE	34
11. PROTECTED RETIREMENT INCOME MADE EASY (PRIME) PLUS BENEFIT	35
REMOVING PRIME PLUS BENEFIT FROM YOUR CONTRACT	36
PRIME PLUS BENEFIT OVERVIEW	36
PB VALUE	36
7% ANNUAL INCREASE AMOUNT (7% AIA)	37
MAXIMUM ANNIVERSARY VALUE (MAV)	38
USING PRIME PLUS BENEFIT	39
CALCULATING GPWB PAYMENTS	40
STEP UPS UNDER THE 5% PAYMENT OPTION	41
TAXATION OF GPWB PAYMENTS	41
WHEN GPWB ENDS	42
WHEN GMIB ENDS	42
12. TAXES	42
QUALIFIED AND NON-QUALIFIED CONTRACTS	42
TAXATION OF ANNUITY CONTRACTS	43
TAXATION OF GPWB PAYMENTS	43
TAXATION OF GMIB PAYMENTS	44
TAX-FREE SECTION 1035 EXCHANGES	44
13. OTHER INFORMATION	44
ALLIANZ LIFE	44
THE SEPARATE ACCOUNT	44
DISTRIBUTION	45
ADDITIONAL CREDITS FOR CERTAIN GROUPS	46
ADMINISTRATION/ALLIANZ SERVICE CENTER	46
LEGAL PROCEEDINGS	46
FINANCIAL STATEMENTS	46
STATUS PURSUANT TO SECURITIES EXCHANGE ACT OF 1934	46
14. PRIVACY NOTICE	46
15. TABLE OF CONTENTS OF THE SAI	49
APPENDIX A – CONDENSED FINANCIAL INFORMATION	50
APPENDIX B - LIQUIDATIONS UNDER ANNUITY OPTIONS 2 AND 4 FOR CONTRACTS ISSUED IN OREGON	54
APPENDIX C – PB VALUE CALCULATION EXAMPLES	55
APPENDIX D – GPWB PAYMENTS	57
APPENDIX E – DEATH BENEFIT CALCULATION EXAMPLES	59
FOR SERVICE OR MORE INFORMATION	61
OUR SERVICE CENTER	61

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 12 4

GLOSSARY

This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.
The following is a list of common abbreviations used in this prospectus:
AIA	=	Annual Increase Amount	GPWB	=	Guaranteed Partial Withdrawal Benefit
CV Plus	=	Contract Value Plus	MAV	=	Maximum Anniversary Value
GMDB	=	Guaranteed Minimum Death Benefit	PRIME	=	Protected Retirement Income Made Easy
GMIB	=	Guaranteed Minimum Income Benefit
Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.
AIA (Annual Increase Amount) – a calculation used in determining the PB Value under PRIME Plus Benefit, and in determining the GMDB value under the Enhanced GMDB.
Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization. There are restrictions on who can become an Annuitant.
Annuity Options – the annuity income options available to you under the Contract.
Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.
Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase for any Contract Value you apply to a Partial Annuitization.
Beneficiary – the person(s) or entity the Owner designates to receive any death benefit.
Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.
Contract – the individual flexible purchase payment variable deferred annuity contract described by this prospectus.
Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve-month Contract Anniversary.
Contract Value – on any Business Day, the sum of the values in your selected Investment Choices. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, and M&E charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to a Partial Annuitization.
Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.
Enhanced PRIME (Protected Retirement Income Made Easy) Benefit – a benefit package that was available on the May 2003 Contract that includes the Enhanced GMIB and Enhanced GPWB and carries an additional M&E charge.
Excess Withdrawal – for Contracts with a Traditional PRIME Benefit, Enhanced PRIME Benefit, or PRIME Plus Benefit that exercise the GPWB, this is an additional withdrawal you take while you are receiving GPWB Payments.
Financial Professional – the person who advises you regarding the Contract.
Full Annuitization – the application of the total Contract Value to Annuity Payments.
Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes providing information on the correct form, with any required certifications, guarantees and/or signatures, and received at our Service Center after delivery to the correct mailing, email, or website address, which are all listed at the back of this prospectus. If you have questions about the information we require, or whether you can submit certain information by fax, email or over the web, please contact our

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 5

Service Center. If you send information by email or upload it to our website, we send you a confirmation number that includes the date and time we received your information.
GMDB (Guaranteed Minimum Death Benefit) – you were asked to select one of three GMDBs at Contract issue that may provide different guaranteed death benefit values.
GMIB (Guaranteed Minimum Income Benefit) – a benefit that provides a guaranteed minimum fixed income for life in the form of Annuity Payments (GMIB Payments). The Original Contract offered a Traditional GMIB for no additional charge, or the Enhanced GMIB for an additional charge. The May 2003 Contract has a GMIB included in the Traditional PRIME Benefit and the Enhanced PRIME Benefit. The May 2006 Contract has a GMIB included in the PRIME Plus Benefit.
GMIB Payments – fixed lifetime Annuity Payments based on the PB Value we make under a GMIB.
GPWB (Guaranteed Partial Withdrawal Benefit) – a benefit that provides a guaranteed minimum amount of income in the form of partial withdrawals based on the PB Value. The May 2003 Contract has a GPWB included in the Traditional PRIME Benefit and the Enhanced PRIME Benefit. The May 2006 Contract has a GPWB included in the PRIME Plus Benefit.
GPWB Maximum – under PRIME Plus Benefit, this is the annual limit on GPWB Payments available to you under GPWB.
GPWB Payments – withdrawal payments we make to the Owner based on the PB Value.
Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.
Investment Choices – the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers.
Investment Options – the variable investments available to you under the Contract. Investment Options performance is based on the securities in which they invest.
Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.
Joint Owners – two Owners who own a Contract.
MAV (Maximum Anniversary Value) – a calculation used in determining the PB Value under the Traditional PRIME Benefit, Enhanced PRIME Benefit, and PRIME Plus Benefit, and in determining the guaranteed death benefit value under Enhanced GMDB.
May 2003 Contract – this Contract first became available on May 5, 2003 and was replaced by the May 2006 Contract. Information regarding the product features and expenses specific to the May 2003 Contract are included in the SAI.
May 2006 Contract – the Contract described in the body of this prospectus that first became available on May 1, 2006.
Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code.
Original Contract – this Contract first became available on February 1, 2000 and was replaced in most states by the May 2003 Contract. Information regarding the product features and expenses specific to the Original Contract are included in the SAI.
Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
Partial Annuitization – the application of only part of the Contract Value to Annuity Payments.
Payee – the person or entity who receives Annuity Payments during the Annuity Phase.
PB Value – the amount used to calculate GPWB Payments and GMIB Payments under Traditional PRIME Benefit, Enhanced PRIME Benefit, and PRIME Plus Benefit.
PRIME (Protected Retirement Income Made Easy) Plus Benefit – a benefit package that was available on the May 2006 Contract that includes a GMIB and GPWB and carries an additional M&E charge.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 6

Purchase Payment – the money you put into the Contract.
Qualified Contract – a Contract purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts).
Separate Account – Allianz Life Variable Account B is the Separate Account that issued your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
Service Center – the area of our company that provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing checks for Purchase Payments may be different and is also listed at the back of this prospectus.
Traditional Annuity Payments – Annuity Payments we make to the Payee based on the Contract Value.
Traditional PRIME (Protected Retirement Income Made Easy) Benefit – a benefit package that was available on the May 2003 Contract that includes the Traditional GMIB and Traditional GPWB and carries an additional M&E charge.
Valid Claim – the documents we require to be received in Good Order at our Service Center before we pay any death claim. This includes the death benefit payment option, due proof of death, and any required governmental forms. Due proof of death includes a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 7

FEE TABLES

These tables describe the fees and expenses that you pay when owning and taking a withdrawal from the Contract, or transferring Contract Value between Investment Options. For more information, see section 7, Expenses.
OWNER TRANSACTION EXPENSES
Withdrawal Charge During Your Contract’s First Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)
Number of Complete Contract Years Since We Received Your Purchase Payment	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6 Contract Years or more	0%

Transfer Fee(3)	$25
(for each transfer after twelve in a Contract Year)
Premium Tax(4)	0% to 3.5%
(as a percentage of each Purchase Payment)
OWNER PERIODIC EXPENSES
Contract Maintenance Charge(5)	$40
(per Contract per year)
(1)
The Contract provides a partial withdrawal privilege that allows you to withdraw up to 12% of your total Purchase Payments annually without incurring a withdrawal charge as discussed in section 8, Access to Your Money.

(2)
The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals).

(3)
We count all transfers made in the same Business Day as one transfer. Program related transfers are not subject to the transfer fee and do not count against the free transfers we allow as discussed in section 7, Expenses – Transfer Fee. Transfers are subject to the market timing policies discussed in section 5, Investment Options – Excessive Trading and Market Timing.

(4)	Not currently deducted, but we reserve the right to do so in the future. This is the maximum charge we could deduct if we exercise this right as discussed section 7, Expenses – Premium Tax.
(5)	Waived if the Contract Value is at least $100,000 as discussed in section 7, Expenses – Contract Maintenance Charge.
CONTRACT ANNUAL EXPENSES
Separate Account Annual Expenses (as a percentage of each Investment Options’ net asset value)(6)
Contract without optional benefits…
Mortality and Expense Risk (M&E) Charge	1.35%
Administrative Charge	0.15%
Total	1.50%
Contract with Enhanced GMDB…
Additional M&E Charge	0.30%
Total	1.80%
Contract with Earnings Protection GMDB…
Additional M&E Charge	0.30%
Total	1.80%

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 8

Optional PRIME Plus Benefit for a Contract …	Additional M&E Charge (as a percentage of each Investment Options’ net asset value)
	Maximum(7)	Current(8)
Without optional benefits	1.15%	0.70%
With Enhanced GMDB	1.35%	0.90%
With Earnings Protection GMDB	1.40%	0.95%
(6)
The Contract allows Partial Annuitization. After a Partial Annuitization, the Separate Account annual expenses listed above applies to the net asset value remaining in the Accumulation Phase. If you select variable Annuity Payments the Separate Account annual expenses are 1.50% of the net asset value in the Annuity Phase. If you select fixed Annuity Payments or GMIB Payments we do not assess the Separate Account annual expenses during the Annuity Phase. See section 7, Expenses – Separate Account Annual Expenses.

(7)	This is the maximum charge we could impose on a Contract with the PRIME Plus Benefit, or if you reset the 7% AIA.
(8)
We assess the additional M&E charge for the PRIME Plus Benefit during the Accumulation Phase while your benefit is in effect and your Contract Value is positive as discussed in section 7, Expenses – Separate Account Annual Expenses.

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
Following are the minimum and maximum total annual operating expenses charged by any of the Investment Options for the period ended December 31, 2019, before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option’s average daily net assets.
	Minimum	Maximum
Total annual Investment Option operating expenses(8) (including management fees, distribution or 12b-1 fees, and other expenses) before fee waivers and expense reimbursements	0.64%	1.11%
(8)
Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. Amounts may be different for each Investment Option. The maximum service fee we currently receive from any variable investment option in any variable annuity contract we offer is 0.55%. If these fees are deducted from Investment Option assets, they are reflected in the above table.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 9

EXAMPLES
These examples are intended to help you compare the cost of investing in this Contract with the costs of other variable annuity contracts. These examples assume you make a $10,000 investment and your selected Investment Options earn a 5% annual return. They also assume the maximum potential fees and charges for each period and are not a representation of past or future expenses. Your Contract expenses may be more or less than the examples below, depending on the Investment Option(s) and optional benefits you selected, and whether and when you take withdrawals.
We deduct the $40 contract maintenance charge in the examples at the end of the last Business Day before each Contract Anniversary during the Accumulation Phase. A Business Day is any day the New York Stock Exchange is open, except when an Investment Option does not value its shares. A Contract Anniversary is a twelve-month anniversary of your Contract’s Issue Date. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment. We may waive this charge under certain circumstances, as described in section 7, Expenses – Contract Maintenance Charge. A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).
All figures in the examples below reflect the most expensive combination of benefits for most recently offered version of the Contract, which is the May 2006 Contract with the Earnings Protection GMDB and PRIME Plus Benefit (7% declining withdrawal charge, and a 3.20% total Separate Account annual expense, which includes the 1.80% Separate Account annual expense for a Contract with the Earnings Protection GMDB, and a maximum additional M&E charge of 1.40% for the PRIME Plus Benefit).
1) If you surrender your Contract (take a full withdrawal) at the end of each time period.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.11% (maximum Investment Option operating expense)	$1,172	$1,926	$2,692	$4,862
0.64% (minimum Investment Option operating expense)	$1,126	$1,792	$2,476	$4,470
2)
If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is two years after the Issue Date (the date we issue the Contract).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.11% (maximum Investment Option operating expense)	N/A	$1,426	$2,392	$4,862
0.64% (minimum Investment Option operating expense)	N/A	$1,292	$2,176	$4,470
3) If you do not surrender your Contract.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.11% (maximum Investment Option operating expense)	$472	$1,426	$2,392	$4,862
0.64% (minimum Investment Option operating expense)	$426	$1,292	$2,176	$4,470
See Appendix A for condensed financial information regarding the accumulation unit values (AUVs) for the highest and lowest charges as of December 31, 2019. See Appendix B to the SAI for condensed financial information regarding the December 31, 2019 AUVs for other charges.

1.THE VARIABLE ANNUITY CONTRACT

The Contract is no longer offered for sale, but you may be able to make additional Purchase Payments.

An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life), where you make payments to us and the money is invested in Investment Choices available through the Contract. The Investment Choices are the Investment Options and the general account investment option, which is the DCA Fixed Option discussed in section 3. Depending on market conditions, your Contract can gain or lose value based on your selected Investment Choices’ performance. When you are ready to take money out, we make payments to you according to your instructions and any restrictions associated with the payout option you select that is described in this prospectus. We do not make any changes to your Contract without your permission except as may be required by law.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 10

The Contract has an Accumulation Phase and an Annuity Phase.
The Accumulation Phase is the first phase of your Contract, and it begins on the Issue Date. During the Accumulation Phase, your money is invested in the Investment Choices you select on a tax-deferred basis. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. (For more information, see section 12, Taxes.)
During the Accumulation Phase you can take withdrawals (subject to any withdrawal charge) and you can make additional Purchase Payments subject to the restrictions set out in section 3, Purchase Payments – Purchase Payment Requirements.
The Accumulation Phase ends upon the earliest of the following.
•	The Business Day before the Income Date if you take a Full Annuitization. A Business Day is any day the New York Stock Exchange is open, except when an Investment Option does not value its shares.
•	The Business Day we process your request for a full withdrawal.
•
Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Business Day we first receive a Valid Claim from any one Beneficiary, unless the surviving spouse/Beneficiary continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Choices until the complete distribution of the death benefit.

If you request Annuity Payments, your Contract enters the Annuity Phase. During the Annuity Phase we make regular periodic payments (Annuity Payments) based on the life of a person you choose (the Annuitant). We send Annuity Payments to you (the Payee). You can choose when Annuity Payments begin (the Income Date), subject to certain restrictions. We base Traditional Annuity Payments on your Contract Value and the payout rates for the Annuity Option you select. Traditional Annuity Payments are available to all Contracts. For Contracts with the PRIME Plus Benefit, you can request fixed Annuity Payments under the GMIB (GMIB Payments) based on the PB Value beginning seven Contract Years after the benefit was added to your Contract, or seven Contract Years after the date of any 7% AIA reset as discussed in section 11.b, Guaranteed Minimum Income Benefit (GMIB). If you select fixed Traditional Annuity Payments or GMIB Payments, your payments do not change unless an Annuitant dies. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option. For more information, see section 9, The Annuity Phase.
The Contract ends when:
•	all applicable phases of the Contract (Accumulation Phase and/or Annuity Phase) have ended, and/or
•	if we received a Valid Claim, all applicable death benefit payments have been made.
For example, if you take a full withdrawal of the total Contract Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.
State Specific Contract Restrictions
Your Contract is subject to the law of the state in which it was issued. Some of the features of your Contract may differ from the features of a Contract issued in another state because of state-specific legal requirements. In addition, not all features and benefits are approved in all states. All material state and Issue Date variations in the Contract are disclosed in this prospectus. If you would like more information regarding state or Issue Date specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll-free telephone number listed at the back of this prospectus.

2.	OWNERS, ANNUITANTS, AND OTHER SPECIFIED PERSONS

OWNER
You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. The Owner may be a non-individual, which is anything other than an individual person, which could be a trust, qualified plan, or corporation. Qualified Contracts and non-individually owned Contracts can only have one Owner.
JOINT OWNERS
Non-Qualified Contracts can be owned by up to two individual Owners. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 11

Partial Annuitizations (applying only part of your Contract Value to Annuity Payments) are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designated an Annuitant when you purchased a Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract. For individually owned Contracts, if the Annuitant who is not an Owner dies before the Income Date, the sole Owner (or younger Joint Owner) automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.
Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it as indicated below. Use care when designating Owner(s) and Annuitant(s), and consult your Financial Professional if you have questions.
UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
• We pay a death benefit to the the Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract. If you selected the PRIME Plus Benefit, unless the Contract is continued by a survinvng spouse/Beneficiary the Guaranteed Partial Withdrawal Benefit (GPWB) ends and the Guaranteed Minimum Income Benefit (GMIB) is no longer available.
• The death benefit is the greater of the Contract Value or the guaranteed death benefit value.
- Under the Traditional GMDB the guaranteed death benefit value is total Purchase Payments adjusted for withdrawals.
- Under the Enhanced GMDB the guaranteed death benefit value is the greater of a 3% annual increase on total Purchase Payments adjusted for withdrawals (3% Annnual Increase Amount, or 3% AIA), or the Maximum Anniversary Value (MAV).
- Under the Earnings Protection GMDB the guaranteed death benefit value is the greater of a) total Purchase Payments adjusted for withdrawals (Total Payments), or the b) Contract Value plus a percentage of the greater of earnings, or) three times Purchase Payments received in the first two Contract Years (Contract Value Plus or CV Plus).
• If a surviving spouse Beneficiary continues the Contract, as of the end of the Businsess Day we receive their Valid Claim:
- we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
- the surviving spouse becomes the new Owner, and
- the Accumulation Phase continues.

• The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
• If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
• If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows:
- Annuity Option 1 or 3, payments end.
- Annuity Option 2 or 4, payments end when the guaranteed period ends, or when we pay any final lump sum.
- Annuity Option 5, payments end and the Payee may receive a lump sum refund.
- Annuity Option 6, payments end when the guaranteed period ends.
• If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 12

BENEFICIARY
The Beneficiary is the person(s) or entity you designated at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary predeceases you, or you and a Beneficiary die simultaneously as defined by applicable state law or regulation, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no surviving Beneficiaries or if there is no named Beneficiary, we pay the death benefit to your estate or the Owner if the Owner is a non-individual.
FOR JOINTLY OWNED CONTRACTS:  The sole primary Beneficiary is the surviving Joint Owner regardless of any other named Beneficiaries. If both Joint Owners die simultaneously as defined by applicable state law or regulation, we pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries.

PAYEE
The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner. However, we may allow you to name a charitable trust, financial institution, qualified plan, or an individual specified in a court order as a Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.
ASSIGNMENTS, CHANGES OF OWNERSHIP AND OTHER TRANSFERS OF CONTRACT RIGHTS
You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.
You must submit your request to assign the Contract in writing to our Service Center and we must approve it in writing. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.
Upon our consent, we record the assignment. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary you must make a separate request.
An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.

3.	PURCHASE PAYMENTS

PURCHASE PAYMENT REQUIREMENTS
We no longer accept additional Purchase Payments unless your Contract was issued in Connecticut, Florida, or New Jersey.

The additional Purchase Payment requirements for this Contracts are as follows.
•	If you do not have the PRIME Plus Benefit, you can make additional Purchase Payments of $50 or more during the Accumulation Phase.
•
If you have the PRIME Plus Benefit, you can make additional Purchase Payments of $50 or more during the Accumulation Phase before GPWB Payments begin. However, you cannot make additional Purchase Payments on or after the date GPWB Payments begin.

•	We do not accept additional Purchase Payments on or after the Income Date if you take a Full Annuitization.
•	The maximum total Purchase Payments we accept without our prior approval is $1 million.
We may, at our sole discretion, waive the minimum Purchase Payment requirements.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 13

If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes.
If you submit a Purchase Payment to your Financial Professional, we do not begin processing the payment until we receive it. A Purchase Payment is “received” when it arrives at our Service Center from the address for mailing checks listed at the back of this prospectus regardless of how or when you submitted them. We forward Purchase Payments we receive at the wrong address to the last address listed at the back of this prospectus, which may delay processing.
If mandated under applicable law, we may be required to reject a Purchase Payment.
ALLOCATION OF PURCHASE PAYMENTS
We no longer accept additional Purchase Payments unless your Contract was issued in Connecticut, Florida, or New Jersey.

You must allocate your money to the Investment Choices in whole percentages. We allow you to invest in up to 15 Investment Options at any one time. We may change this maximum in the future, but you can always invest in at least five Investment Options.

You can instruct us how to allocate additional Purchase Payments. If you do not instruct us, we allocate them according to your future Purchase Payment allocation instructions. Contract Value transfers between Investment Choices do not change your future allocation instructions.

You can change your future allocation instructions at any time without fee or penalty. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. If you change your future allocation instructions and you are participating in the dollar cost averaging program or the flexible rebalancing program, this change does not automatically apply to your allocation instructions for these programs. To change your allocation instructions for these programs, you must send us additional instructions. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.
AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is not available unless your Contract was issued in Connecticut, Florida, or New Jersey.

The AIP makes additional Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking or brokerage account. You can participate in AIP by completing our AIP form. Our Service Center must receive your form in Good Order by the 15th of the month (or the next Business Day if the 15th is not a Business day) in order for AIP to begin that same month. We process AIP Purchase Payments on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We allocate AIP Purchase Payments according to your future allocation instructions. AIP Purchase Payments must comply with the allocation requirements and restrictions stated in this section. . We must receive your request to stop or change AIP at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the Business Day we process AIP to make the change that month. AIP ends automatically as follows.
•	If you begin GPWB Payments, AIP ends on the date payments begin.
•	If you begin Annuity Payments, AIP ends on the last Business Day before the Income Date.
We reserve the right to discontinue or modify AIP at any time and for any reason.
For Owners of Qualified Contracts, AIP is not available if your Contract is funding a plan that is tax qualified under Section 401 or 403(b) of the Internal Revenue Code.

DOLLAR COST AVERAGING (DCA) PROGRAM
The DCA program transfers Contract Value monthly or quarterly from an Investment Option you select to other Investment Options (Standard DCA Option). For Contracts issued in Connecticut, Florida, or New Jersey, if you make an additional Purchase Payment you can instead select to participate in the DCA Fixed Option. By allocating on a regularly scheduled basis, as opposed to making a one-time allocation, your Contract Value may be less susceptible to market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 14

You can participate in the DCA program by completing our DCA form. You can participate in this program for at least six months, during the Accumulation Phase, one or more times. There are no fees for DCA transfers and currently, we do not count them as a free transfer. We reserve the right to discontinue or modify the DCA program at any time and for any reason.
If you choose to participate in this program the Standard DCA Option, you must allocate at least $1,500 to the source Investment Option from which we will make DCA transfers. If you choose to participate in the DCA Fixed Option, you must make an additional Purchase Payment of at least $1,500 and allocate it to the DCA Fixed Option. Amounts you allocate to the DCA Fixed Option receive a fixed interest rate guaranteed by us. Each month while the program is in effect, we transfer Contract Value applied to the DCA program from the source Investment Option or DCA Fixed Option to your selected target Investment Options according to your allocation instructions.
We make DCA transfers on the tenth of the month, or the next Business Day if the tenth is not a Business Day. We must receive your DCA form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these transfers or your participation does not begin until next month.
Your participation ends on the earliest of the following:
•	the number of requested transfers has been made;
•	you do not have enough Contract Value in the source Investment Option or DCA Fixed Option to make the transfer (if less money is available, that amount is transferred and the program ends).
•	you request to end the program (your request must be received at our Service Center before 4 p.m. Eastern Time on the Business Day immediately before the tenth to end that month); or
•	your Contract ends.

4.	VALUING YOUR CONTRACT

Your Contract Value increases and decreases based on Purchase Payments, transfers, withdrawals, deduction of fees and charges, and your selected Investment Choices’ performance.
We place Purchase Payments you allocate to the Investment Options into subaccounts under our Separate Account (Allianz Life Variable Account B). Each subaccount invests exclusively in one Investment Option. We use accumulation units to account for all amounts allocated to or withdrawn from each subaccount. If you request variable Annuity Payments during the Annuity Phase, we call this measurement an annuity unit.
ACCUMULATION UNITS
When we receive a Purchase Payment at our Service Center, we credit your Contract with accumulation units based on the Purchase Payment amount and daily price (accumulation unit value) for the subaccount of your selected Investment Option. A subaccount’s accumulation unit value is based on the price (net asset value) of the underlying Investment Option. An Investment Option’s net asset value is typically determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day’s price.
We arbitrarily set the initial accumulation unit value for each subaccount. On the Issue Date, the number of accumulation units in each subaccount was equal to the initial Purchase Payment amount allocated to a subaccount, divided by that subaccount’s accumulation unit value.
Example
•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
•	When the New York Stock Exchange closes on that Wednesday, we determine that the accumulation unit value is $13.25 for your selected Investment Option.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount accumulation units for your selected Investment Option.
At the end of each Business Day, we adjust the number of accumulation units in each subaccount as follows. Additional Purchase Payments and transfers into a subaccount increase the number of accumulation units. Withdrawals, transfers out of a subaccount, and the deduction of any Contract charge other than the M&E charge decrease the number of accumulation units. The M&E charge reduces the accumulation unit value, not the number of accumulation units.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 15

At the end of each Business Day for each subaccount, we multiply the accumulation unit value at the end of the prior Business Day by the percentage change in value of an Investment Option since the prior Business Day. The percentage change includes both the market performance of the Investment Option and the assessed M&E Charge.
COMPUTING CONTRACT VALUE
We calculate your Contract Value at the end of each Business Day by multiplying each subaccount’s accumulation unit value by its number of accumulation units, and then adding those results together for all subaccounts. Additional Purchase Payments increase your Contract Value, withdrawals and Contract charges reduce your Contract Value. Your Contract Value on any given Business Day is determined at the end of the prior Business Day. For example, your Contract Value on a Contract Anniversary reflects the number and value of the accumulation units at the end of the prior Business Day.
GMIB Partial Annuitizations: If you take a GMIB Partial Annuitization, we reduce the Contract Value by the percentage of PB Value applied to the GMIB Payments.

5.	INVESTMENT OPTIONS

The following table lists this Contract’s Investment Options and their associated investment advisers and subadvisers, investment objectives, and principle investment strategies. Depending on market conditions, you can gain or lose value by investing in the Investment Options. In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the Securities & Exchange Commission. Certain Investment Options listed here may not be available to you as disclosed in the list of Investment Options at the front of this prospectus.
You should read the Investment Options’ prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. The operation of the Investment Options and their various risks and expenses are described in the Investment Options’ prospectuses. You can obtain the current Investment Options’ prospectus by contacting your Financial Professional or calling us at the toll-free telephone number listed at the back of this prospectus.
The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. As of May 1, 2020, the COVID-19 pandemic has led to significant volatility and negative returns in the financial markets. These market conditions have impacted the performance of the Investment Options, as well as the funds underlying the Investment Options, and the interest rates we offer on the FPAs. If these market conditions continue, and depending on your individual circumstances (e.g., your selected Investment Choices, and the timing of any Purchase Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. The COVID-19 pandemic and other market factors have resulted in an abnormally low interest rate environment, in which certain rates have gone negative. This low level of rates can affect the returns of an Investment Option, interest rates on the FPAs, other product features, and the performance of your Contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen. You should consult with a Financial Professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Contract, such as making Purchase Payments, transfers, or withdrawals, based on your individual circumstances.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. Each Investment Option’s Board of Directors monitors for material conflicts, and determines what action, if any, should be taken to address any conflicts.
The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Investment Options investment results may be higher or lower than these other portfolios’ results. The investment advisers cannot guarantee, and make no representation, that these similar funds’ investment results will be comparable even though the Investment Options have the same names, investment advisers, objectives, and policies.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 16

Each Investment Option offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust) is a “fund of funds” and diversifies its assets by investing primarily in shares of several other affiliated mutual funds.
The Investment Options may pay 12b-1 fees to the Contracts’ distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Investment Options’ advisers, distributors and/or affiliates for administrative services and benefits we provide to the Investment Options. The compensation amount usually is based on the Investment Options’ aggregate assets purchased through contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive from any variable investment option in any variable annuity contract we offer is 0.55% annually of the average aggregate amount invested by us in the Investment Options.
The Allianz VIP Fund of Funds Trust underlying funds do not pay 12b-1 fees or service fees to the Trust, and the Trust does not charge 12b-1 fees or service fees. The Allianz VIP Fund of Funds Trust underlying funds or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to you. Service fees may vary depending on the underlying fund.
We offer other variable annuity contracts that may invest in these Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.
The following advisers and subadvisers are affiliated with us through common ownership: Allianz Investment Management LLC and Pacific Investment Management Company LLC.
INVESTMENT OPTIONS
INVESTMENT MANAGEMENT COMPANY AND ADVISER/SUBADVISER	INVESTMENT OPTION NAME	ASSET CLASS	INVESTMENT OBJECTIVE	PRINCIPAL INVESTMENT STRATEGIES (NORMAL MARKET CONDITIONS)
ALLIANZ FUND OF FUNDS
Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.

	AZL DFA Multi-Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of four underlying funds subadvised by Dimensional Fund Advisors LP, with approximately 60% of assets in the underlying equity funds and 40% in the underlying bond fund.

	AZL Moderate Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 50% to 70% of assets in the underlying equity index funds and 30% to 50% in the underlying bond index fund.

	AZL MVP Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 40% to 60% to underlying equity index funds and 40% to 60% to underlying bond index fund), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

	AZL MVP Fusion Dynamic Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 17

INVESTMENT MANAGEMENT COMPANY AND ADVISER/SUBADVISER	INVESTMENT OPTION NAME	ASSET CLASS	INVESTMENT OBJECTIVE	PRINCIPAL INVESTMENT STRATEGIES (NORMAL MARKET CONDITIONS)
	AZL MVP Fusion Dynamic Conservative Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

	AZL MVP Fusion Dynamic Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 50% to 70% of assets in equity funds and approximately 30% to 50% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

	AZL MVP Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 65% to 85% to underlying equity index funds and 15% to 35% to underlying bond index fund), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

BLACKROCK
Allianz Investment Management LLC/BlackRock Advisors, LLC	AZL Government Money Market Fund	Cash Equivalent	Current income consistent with stability of principal
Invests at least 99.5% of its total assets in cash, government securities, or repurchase agreements that are collateralized fully. Invests at least 80% in government securities or in repurchase agreements collateralized by government securities. Investments include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. In addition, the Fund may invest in variable and floating rate instruments. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Government Money Market Fund may also become extremely low and possibly negative.

DIMENSIONAL
Managed by Allianz Investment Management LLC/Dimensional Fund Advisors LP	AZL DFA Five-Year Global Fixed Income Fund	Global Bond
The Fund seeks to
provide a market rate of return for a fixed
income portfolio with low relative volatility of returns, and seeks to focus the eligible universe on securities with relatively less
expected upward or downward movement in market value

Invests generally in a universe of U.S. and foreign debt securities maturing in five years or less. Under normal circumstances, the fund will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 18

INVESTMENT MANAGEMENT COMPANY AND ADVISER/SUBADVISER	INVESTMENT OPTION NAME	ASSET CLASS	INVESTMENT OBJECTIVE	PRINCIPAL INVESTMENT STRATEGIES (NORMAL MARKET CONDITIONS)
FIDELITY INSTITUTIONAL ASSET MANAGEMENT
Managed by Allianz Investment Management LLC/FIAM® LLC/Geode Capital Management, LLC	AZL Fidelity Institutional Asset Management® Multi-Strategy Fund	Specialty	High level of current income while maintaining prospects for capital appreciation
Approximately 60% of the Fund’s assets will be managed by FIAM® LLC, which will invest primarily in investment-grade debt securities. Approximately 40% of the Fund’s assets will be managed by Geode Capital Management, LLC which will invest primarily in the equities securities of large cap companies.

Managed by Allianz Investment Management LLC/ FIAM® LLC	AZL Fidelity Institutional Asset Management® Total Bond Fund	Intermediate-Term Bond	High level of current income
Invests at least 80% of its net assets in debt securities of all types and in instruments related to such securities, such as repurchase agreements on such securities, and uses the Barclays Capital U.S. Aggregate Bond Index as a guide in structuring the Fund.

GATEWAY
Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture equity market investment returns, while exposing investors to less risk than other equity investments
Normally invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.

PIMCO
Pacific Investment Management Company LLC	PIMCO VIT Global Core Bond (Hedged) Portfolio	Intermediate-Term Bonds	Total return, which exceeds that of its benchmark
At least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.
TRANSFERS BETWEEN INVESTMENT OPTIONS
You can make transfers between Investment Options, subject to the following restrictions. Currently there is no maximum number of transfers allowed, but we may change this in the future. Transfers may be subject to a transfer fee, see section 7, Expenses.
The following applies to any transfer.
•
The minimum transfer is $1,000 (or $500 for Contracts issued in New Jersey), or the entire amount in the Investment Option, if less. We waive this requirement under the dollar cost averaging or flexible rebalancing programs.

•	Your request for a transfer must clearly state the Investment Options involved and how much to transfer.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 19

•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.
•	Contract Value transfers between Investment Options do not change your future Purchase Payment allocation instructions.
We process transfer requests based on prices next determined after we receive your request in Good Order at our Service Center. If we do not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day’s prices. For jointly owned Contracts, unless you require us to obtain signatures from both Joint Owners, we accept transfer instructions from any Joint Owner. We may also allow you to authorize someone else to request transfers on your behalf.
ELECTRONIC INVESTMENT OPTION TRANSFER AND ALLOCATION INSTRUCTIONS
We use reasonable procedures to confirm that electronic transfer and allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all fax, email and website instructions. We reserve the right to deny any transfer request or allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.
Please note that telephone, fax, email and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your transfer request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.
By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.
EXCESSIVE TRADING AND MARKET TIMING
We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.
Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
•
Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.

•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.
•	Increased brokerage and administrative expenses.
We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:
•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).
•	Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).
•
Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the AZL Government Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.

•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.
•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 20

•	Prohibit transfers into specific Investment Options.
•	Impose other limitations or restrictions to the extent permitted by federal securities laws.
We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.
Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.
We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.
We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.
We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Government Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.
We cannot guarantee the following.
•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.
In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.
We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option’s shares are subject to acceptance by that Investment Option’s manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.
Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options’ managers.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 21

This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.
We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s electronic transfer privileges and require all future requests to be sent by first-class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.
The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.
FLEXIBLE REBALANCING PROGRAM
Your selected Investment Options’ performance may cause the percentage of Contract Value in each Investment Option to change. Flexible rebalancing can help you maintain your selected allocation percentages. You can direct us to automatically adjust your Contract Value in the Investment Options on a quarterly, semi-annual or annual basis according to your instructions. We make flexible rebalancing transfers on the 20th of the month, or the prior Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we rebalance, or your program does not begin until next month. If you participate in this program, there are no fees for the flexible rebalancing transfers and we do not currently count them as a free transfer. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end this program, we must receive your request at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the 20th to end that month.
FINANCIAL ADVISER FEES
If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal.
Financial adviser fees paid from a Non-Qualified Contract will be a taxable withdrawal to the extent that gain exists within the Contract. If any Owner is under age 59½, withdrawals may be subject to a 10% additional federal tax.
Financial adviser fees paid from an IRA will not be treated as a taxable withdrawal as long as the annuity contract is solely liable for the payment of the fee. You should consult a tax adviser regarding the tax treatment of adviser fee payments.
Your investment adviser acts on your behalf, not ours. We are not party to your advisory agreement or responsible for your adviser’s actions. We do not set your adviser’s fee or receive any part of it. Any adviser fee you pay is in addition to this Contract’s fees and expenses. You should ask your adviser about compensation they receive for this Contract.
You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review an adviser’s trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.
VOTING PRIVILEGES
We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 22

We determine your voting interest in an Investment Option as follows:
•
You can provide voting instructions based on the dollar value of the Investment Option’s shares in your Contract’s subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional units.

•	You receive proxy materials and a voting instruction form.

6.	OUR GENERAL ACCOUNT

Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.
We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.
The DCA Fixed Option is currently the only available general account investment choice during the Accumulation Phase. Any additional Purchase Payments you apply to the DCA Fixed Option, and Contract Value you apply to fixed Annuity Payments during the Annuity Phase becomes part of our general account. Any guaranteed values that are greater than Contract Value are subject to our claims paying ability and the priority rights of our other creditors.
As a result of the COVID-19 pandemic, economic uncertainties have arisen which are likely to negatively impact Allianz Life’s net income and surplus. The extent to which the COVID-19 pandemic impacts our business (including our ability to timely process claims), net income, and surplus, as well as our capital and liquidity position, will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities and other third parties in response to the pandemic.

7.	EXPENSES

Contract fees and expenses reduce your investment return and are described here in detail.
SEPARATE ACCOUNT ANNUAL EXPENSES
We calculate and accrue the mortality and expense risk (M&E) charge and the administrative charge (together they are called the Separate Account annual expenses) at an annualized rate of the Investment Options’ net asset value on each Business Day during the Accumulation Phase as follows.
Separate Account Annual Expenses
Contract without optional benefits(1)…
M&E Charge	1.35%
Administrative Charge	0.15%
Total	1.50%
Contract with Enhanced GMDB(1)…
Additional M&E Charge	0.30%
Total	1.80%
Contract with Earnings Protection GMDB(1)…
Additional M&E Charge	0.30%
Total	1.80%

Optional PRIME Plus Benefit for a Contract …	Additional M&E Charge
	Maximum	Current
Without optional benefits	1.15%	0.70%
With Enhanced GMDB	1.35%	0.90%

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 23

With Earnings Protection GMDB	1.40%	0.95%
(1)
Upon the death of the Owner, we continue to assess a Separate Account annual expense of 1.50% (a M&E charge of 1.35% and an administrative charge of 0.15%) when paying the death benefit under death benefit payment Option B, or with variable Annuity Payments or optional payments under death benefit payment Option C, as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.

If you select variable Traditional Annuity Payments during the Annuity Phase we assess Separate Account annual expense of 1.50% (a M&E charge of 1.35% and an administrative charge of 0.15%). The Separate Account annual expenses reduce the net asset value that we use to calculate each subaccount’s accumulation unit value during the Accumulation Phase, or each subaccount’s annuity unit value during the Annuity Phase. The net asset value is the price of an underlying Investment Option. For more information on accumulation unit values, see the discussion in section 4, Valuing Your Contract. For more information on Annuity Payments, see the Annuity Payments section of the SAI.
The Contract allows Partial Annuitization. It is possible for part of your Contract to be in the Accumulation Phase with one Separate Account annual expense while another part is in the Annuity Phase with a different Separate Account annual expense. For example, if you have a Contract with the Enhanced GMDB and request a variable Partial Annuitization, we reduce your accumulation unit value for the 1.80% Separate Account annual expense and we reduce your annuity unit value for the 1.50% Separate Account annual expense. For more information, see section 9, The Annuity Phase – Partial Annuitization.
The M&E charge compensates us for providing all your Contract’s benefits, including our contractual obligation to make Annuity Payments and certain Contract and distribution expenses. The M&E charge also compensates us for assuming the expense risk that the current charges are less than future Contract administration costs as well as the cost of providing certain features under the Contract. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit. The administrative charge, together with the contract maintenance charge (which is explained next), compensates us for all the expenses associated with the administration and maintenance of the Contracts.
CONTRACT MAINTENANCE CHARGE
Your annual contract maintenance charge is $40. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:
•
During the Accumulation Phase if the total Contract Value for all your Alterity SM Contracts is at least $100,000 at the time we are to deduct the charge. We determine the total Contract Value for all individually owned Alterity SM Contracts by using the Owner’s social security number, and for non-individually owned Alterity SM Contracts we use the Annuitant’s social security number.

•	During the Annuity Phase if the Contract Value on the Income Date is at least $100,000.
•	When paying death benefits under death benefit payment options A, B, or C.
During the Accumulation Phase, we deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value determined at the end of the last Business Day before the Contract Anniversary. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge. We do not treat the deduction of the contract maintenance charge as a withdrawal when computing any of your Contract’s guaranteed values. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment.
WITHDRAWAL CHARGE
You can take withdrawals from any part of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any Purchase Payment withdrawn (excluding any penalty-free withdrawals). We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay the withdrawal charge, transfer fee, or contract maintenance charge.
We do not assess a withdrawal charge on penalty-free withdrawals or amounts we deduct to pay Contract charges, including the withdrawal charge. Amounts withdrawn to pay investment adviser fees are subject to a withdrawal charge if they exceed the free withdrawal privilege. Penalty-free withdrawals include: GPWB Payments and Excess Withdrawals under the PRIME Plus Benefit that do not exceed the annual GPWB Maximum, withdrawals under the partial withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 24

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we process withdrawal requests as follows.
1.
First, we withdraw from Purchase Payments that are beyond your Contract’s withdrawal charge period (for example, Purchase Payments that we have had for six or more complete Contract Years). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.

2.
Then, if this is a partial withdrawal, we withdraw from the partial withdrawal privilege (see section 8, Access to Your Money – Partial Withdrawal Privilege). This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.

3.
Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract’s withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis may help reduce the total withdrawal charge because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each payments by its applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.

4.	Finally, we withdraw any Contract earnings. This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.
The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Contract Years Since We Received Your Purchase Payment	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6 Contract Years or more	0%
Upon a full withdrawal, we first deduct any applicable contract maintenance charge before we calculate the withdrawal charge. We deduct any applicable withdrawal charge from the total Contract Value and send you the remaining amount. For a partial withdrawal we deduct the amount you request, plus any applicable withdrawal charge from the total Contract Value and we pay you the amount you requested. For partial withdrawals, we deduct the charge proportionately from your selected Investment Choices. If a partial withdrawal occurs on a day that we also assess the contract maintenance charge, we assess this charge after we deduct the withdrawal and any applicable withdrawal charge from the Contract Value.
The withdrawal charge compensates us for expenses associated with selling the Contract
Example: You made an initial Purchase Payment of $10,000 and made another Purchase Payment in the first month of the second Contract Year of $90,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We withdraw money and compute the withdrawal charge as follows.
1)	Purchase Payments that are beyond the withdrawal charge period. All payments are still within the withdrawal charge period so this does not apply.
2)
Amounts available under the partial withdrawal privilege. You can withdraw 12% of total purchase payments per year, and any unused partial withdrawal privilege in one Contract Year carries over to the next Contract Year. This is the third Contract Year and you have not taken any other withdrawals, so you can withdraw up to 36% of your total Purchase Payments (or $36,000) without incurring a withdrawal charge.

3)
Purchase Payments on a FIFO basis. The total amount we deduct from the first Purchase Payment is $10,000, which is subject to a 5% withdrawal charge, and we pay you this entire amount. A withdrawal charge of $500 is also tracked. We determine the withdrawal charge on this amount as follows:

$10,000	x	0.050	=	$500
Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $46,000 ($36,000 under the partial withdrawal privilege and $10,000 from the first Purchase Payment), so we would need to deduct $6,000 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 25

Payment is subject to a 6% withdrawal charge. We determine the withdrawal charge on this amount this amount as follows:
$6,000	x	0.060	=	$360
4)	Contract earnings. As we have already withdrawn your requested amount, this does not apply.
In total we withdrew $52,860 from your Contract, of which you received $52,000 and paid a withdrawal charge of $860.
Reduction or Elimination of the Withdrawal Charge
We may reduce or eliminate the withdrawal charge if the Contract was sold under circumstances that reduced its sales expenses. We will implement this withdrawal charge reduction or elimination in a nondiscriminatory manner. For example, if a large group of individuals purchased Contracts, or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge if a Contract was sold by a Financial Professional appointed with Allianz Life to any members of his or her immediate family and the Financial Professional waived their commission. We must pre-approve any withdrawal charge reduction or elimination.
•	-	-	-	We do not reduce the Withdrawal Charge Basis for penalty-free withdrawals or the deduction of Contract expenses. This means that upon a full withdrawal, if your Contract Value is less than your remaining Purchase Payments that are still subject to a withdrawal charge we will assess a withdrawal charge on more than the amount withdrawn. This can occur because your Contract Value was reduced for:
prior penalty-free withdrawals
deductions of Contract expenses, and/or
poor performance.
This also means that upon a full withdrawal you may not receive any money.
•
Withdrawals may have tax consequences and, if taken before age 59½, may be subject to a 10% additional federal tax. For tax purposes, under Non-Qualified Contracts, withdrawals are considered to have come from the earnings first, not Purchase Payments.

•	Partial Annuitizations reduce each Purchase Payment and the Withdrawal Charge Basis proportionately by the percentage of Contract Value or PB value you annuitize.

TRANSFER FEE
The first twelve transfers every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. We count all transfers made in the same Business Day as one transfer. The following do not count against the free transfers we allow and are not subject to a transfer fee: dollar cost averaging transfers, or flexible rebalancing transfers. The transfer fee continues to apply under death benefit payment Option B, and with variable Annuity Payments or optional payments under death benefit payment Option C as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We deduct the transfer fee on a dollar for dollar basis from the Contract Value determined at the end of the Business Day that we process the transfer request. If you are transferring from multiple Investment Choices, we deduct this fee proportionately from the Investment Choices from which the transfer is made. If you transfer the total amount in an Investment Choice, we deduct a transfer fee from the amount transferred. We do not treat the deduction of the transfer fee as a withdrawal when computing any of your Contract’s guaranteed values.
PREMIUM TAX
Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.
INCOME TAX
Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.
INVESTMENT OPTION EXPENSES
The Investment Options’ assets are subject to operating expenses (including management fees). These expenses are described in the Fee Tables, and in the Investment Options’ prospectuses. These expenses reduce the Investment Options’

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 26

performance and, therefore, negatively affect your Contract Value and any guaranteed values or payments based on Contract Value. The Investment Options’ investment advisers provided us with the expense information in this prospectus and we did not independently verify it.

8.	ACCESS TO YOUR MONEY

The money in your Contract is available under the following circumstances:
•	by withdrawing your Contract Value;
•	by taking required minimum distributions (Qualified Contracts only);
•	by taking GPWB Payments (if you have the PRIME Plus Benefit);
•	by taking Annuity Payments; or
•	when we pay a death benefit.
You can take withdrawals from any part of the Contract that is in the Accumulation Phase. We process withdrawal requests based on values next determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. We process any withdrawal request received at or after the end of the current Business Day using values determined on the next Business Day.
Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.* We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.
*	Does not apply to GPWB Payments, systematic withdrawals, or required minimum distributions.
We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Choice unless you provide us with alternate instructions.
When you take a full withdrawal, we process your request on the Business Day we receive it in Good Order at our Service Center as follows:
•	total Contract Value determined at the end of the day,
•	less any withdrawal charge, and
•	less any contract maintenance charge.
See the Fee Tables and section 7, Expenses for a discussion of these charges.
We pay withdrawals within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).
•	Ordinary income taxes, tax penalties and certain restrictions may apply to any withdrawal you take.
•
We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals, surrenders, or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Government Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Government Money Market Fund subaccount until the fund is liquidated.

PARTIAL WITHDRAWAL PRIVILEGE
Each Contract Year you can withdraw up to 12% of your total Purchase Payments without incurring a withdrawal charge (the partial withdrawal privilege). Any unused partial withdrawal privilege in one Contract Year is added to the amount available next year.
Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a withdrawal charge and do not reduce your partial withdrawal privilege. Required minimum distribution payments are not subject to a withdrawal charge, but do reduce your partial withdrawal privilege.
The partial withdrawal privilege is not available upon a full withdrawal or while you are receiving GPWB Payments.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 27

SYSTEMATIC WITHDRAWAL PROGRAM
The systematic withdrawal program can provide automatic withdrawal payments to you. You can request to receive these withdrawal payments monthly, quarterly, semi-annually, or annually. However, if your Contract Value is less than $25,000, we only make annual payments. The minimum amount you can withdraw under this program is $100. However, there is no maximum on the amount you can withdraw under this program. We make systematic withdrawals on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these withdrawals, or your program does not begin until the next month. This program ends at your request or when you withdraw your total Contract Value. However, we reserve the right to discontinue or modify the systematic withdrawal program at any time and for any reason.
•	During the withdrawal charge period, systematic withdrawals in excess of the partial withdrawal privilege are subject to a withdrawal charge.
•	Ordinary income taxes and tax penalties may apply to systematic withdrawals.
•	The systematic withdrawal program is not available while you are receiving required minimum distribution payments or GPWB Payments.

MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS
If you own an IRA or SEP IRA Contract, you can participate in the minimum distribution program during the Accumulation Phase. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for this Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the partial withdrawal privilege amount during the Contract Year. We can make payments to you on a monthly, quarterly, semi-annual or annual basis. However, if your Contract Value is less than $25,000, we only make annual payments. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. We make RMD payments on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these payments, or your program does not begin until the next month.
•	The minimum distribution program is not available while you are receiving systematic withdrawals or GPWB Payments.
•
If you selected the PRIME Plus Benefit the GMIB may have limited usefulness if you have a Qualified Contract subject to a RMD. If you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, you may not be able to exercise the GMIB. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date.

WAIVER OF WITHDRAWAL CHARGE BENEFITS
The waiver of withdrawal charge benefits are not available to Contracts issued in Connecticut, Maryland, Missouri, New Hampshire, Pennsylvania, Washington, and West Virginia.

After the first Contract Year, we permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes:
•	confined* to a nursing home or hospital for a period of at least 90 consecutive days;
•	terminally ill, which is defined as life expectancy of 12 months or less (we require a full withdrawal of the Contract in this instance); or
•	totally disabled for a period of at least 90 consecutive days.
*	For Contracts issued in Massachusetts, this also covers confinement to a hospice or home health agency.
This waiver is not available if any Owner was confined to a nursing home or hospital on the Issue Date. We base this benefit on the Annuitant for non-individually owned Contracts.
Also, after the first Contract Year, if you become unemployed for a period of at least 90 consecutive days, you can take up to 50% of your Contract Value out of the Contract without incurring a withdrawal charge. This benefit is available only once during the life of the Contract. You may not use both this benefit and the partial withdrawal privilege in the same Contract Year. When the Contract is owned by a qualified plan, this waiver does not apply.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 28

We must receive proof of confinement in Good Order for each withdrawal before we waive the withdrawal charge. Amounts withdrawn under this benefit do not reduce the Withdrawal Charge Basis.
SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone transfers or payments for withdrawals* for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•
an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or

•	during any other period when the SEC, by order, so permits for the protection of Owners.
*	Including GPWB Payments.
We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.

9.	THE ANNUITY PHASE

Prior to annuitization, you can surrender your Contract and receive your total Contract Value. Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.
You can apply your Contract Value to regular periodic annuity payments (Traditional Annuity Payments). If you selected the PRIME Plus Benefit you can also apply your PB Value to fixed annuity payments (GMIB Payments) as discussed in section 11. The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, we pay the amount that would have been paid at the true age or gender.
ANNUITY PAYMENT OPTIONS
You can choose one of the Annuity Options described below or any other payment option to which we agree. After Annuity Payments begin, you cannot change the Annuity Option.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant, with payments for a minimum guaranteed period that you select. If the Annuitant dies before the end of the guaranteed period, the Owner may instead to take a lump sum payment.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant, with payments for a minimum guaranteed period that you select. If the last Annuitant dies before the end of the guaranteed period, the Owner may instead to take a lump sum payment.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option. For variable Traditional Annuity Payments, your total refund is the sum of your selected Investment Options’ refunds. Each Investment Option’s refund is equal to the value of the difference of the annuity units applied to this Annuity Option and allocated to that Investment Option minus the total number of annuity units paid from that Investment Option. The dollar value of these annuity units fluctuates based on your selected Investment Options’ performance.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 29

Option 6. Specified Period Certain Annuity. Annuity Option 6 is generally only available as a 10 to 30-year period certain for GMIB Payments. However, in Florida, it is also available for fixed Traditional Annuity Payments for 5 to 30 years. We make Annuity Payments for a specified period of time you select, which must be a whole number of years.
For Owners younger than age 59½, Annuity Payments under Annuity Option 6 may be subject to a 10% additional federal tax.

Under Annuity Options 1, 3, and 5, if all Annuitants die on or after the Income Date and before we send the first Annuity Payment, we will cancel Annuity Payments and upon receipt of a Valid Claim we will pay the amount applied to the selected Annuity Option to the surviving individual Owner, or the Beneficiary(s) if there is no surviving Owner. If the Owner is a non-individual, we pay the Owner.
After the Annuitant’s death under Options 2 or 6, or the last surviving joint Annuitant's death under Annuity Option 4, we make Annuity Payments during the remaining guaranteed period in the following order based on who is still alive: the Payee, any surviving original Owner, the last surviving Owner’s Beneficiaries, or to the last surviving Owner’s estate if there are no remaining or named Beneficiaries.
Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.
•	If you do not choose an Annuity Option before the Income Date, we make variable Traditional Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.
•
For Contracts issued in Oregon selecting variable Traditional Annuity Payments under Annuity Option 2 or 4: You may be able to take withdrawals (“liquidations”) during the Annuity Phase as described in Appendix B.

CALCULATING YOUR TRADITIONAL ANNUITY PAYMENTS
We base Traditional Annuity Payments upon the following:
•	The Contract Value on the Income Date.
•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.
•	The age of the Annuitant and any joint Annuitant on the Income Date.
•	The gender of the Annuitant and any joint Annuitant, where permitted.
•	The Annuity Option you select.
•	Your Contract’s mortality table.
We guarantee the dollar amount of fixed Traditional Annuity Payments and this amount does not change during the entire annuity payout option period that you selected, except as provided under Annuity Option 3. Variable Annuity Payments are not predetermined and the dollar amount changes with your selected Investment Options’ investment experience.
VARIABLE OR FIXED TRADITIONAL ANNUITY PAYMENTS
You can request Traditional Annuity Payments under Annuity Options 1-6 as:
•	a variable payout,
•	a fixed payout, or
•	a combination of both.
After the Income Date, you cannot make a transfer from a fixed Traditional Annuity Payment stream to variable, but you can transfer from a variable Traditional Annuity Payment stream and establish a new fixed Traditional Annuity Payment stream.
We base fixed Traditional Annuity Payments on your Contract’s interest rate and mortality table or current rates, if higher.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 30

The dollar amount of variable Traditional Annuity Payments depends on the assumed investment rate (AIR) you select and your selected Investment Options’ performance. You can choose a 3%, 5% or 7% AIR. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but future payments increase more slowly and decrease more rapidly. If your Investment Options’ actual performance exceeds your selected AIR, variable Traditional Annuity Payments increase. Similarly, if the actual performance is less than your selected AIR, variable Traditional Annuity Payments decrease.
If you choose a variable payout, you can invest in up to 15 Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not instruct us, we base variable Traditional Annuity Payments on the allocation instructions that are in effect on the Income Date. Currently, we require your initial Traditional Annuity Payment to be $100 or more.
The 7% AIR is not available in all states. For more information, please refer to your Contract.

WHEN ANNUITY PAYMENTS BEGIN
Annuity Payments begin on the Income Date. Your scheduled Income Date is the first day of the calendar month following the later of: a) the Annuitant’s 90th birthday, or b) the tenth Contract Anniversary and is stated in your Contract. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Income Date, but any such request is subject to applicable law and our approval. An earlier or later Income Date may not be available to you depending on the Financial Professional you purchased your Contract through and your state of residence. Your Income Date must be the first day of a calendar month at least two years after the Issue Date. The Income Date cannot be later than what is permitted under applicable law. If you selected the PRIME Plus Benefit, your Income Date must be within 30 days following a Contract Anniversary beginning seven Contract Years after the later of the rider effective date, or the date of any 7% AIA reset (and certain other conditions must also be met as discussed in section 11).
If on the Income Date your Contract Value is greater than zero, you must take a Full Annuitization. We notify you of your available options in writing 60 days in advance, including the option to extend your Income Date if available. If on your Income Date you have not selected an Annuity Option, we make variable payments under Annuity Option 2 with five years of guaranteed monthly payments. Upon Full Annuitization you no longer have Contract Value or a death benefit, and you cannot receive any other periodic withdrawals or payments other than Annuity Payments.

PARTIAL ANNUITIZATION
Only a sole Owner can take Partial Annuitizations under Annuity Options 1, 2, or 5. The Owner must be the Annuitant and we do not allow joint Annuitants. We allow you to annuitize less than your total Contract Value in a Partial Annuitization. GMIB Partial Annuitizations are only available before GPWB Payments begin, and the PB Value must be greater than the Contract Value. If you take a Partial Annuitization, your Contract is in both the Accumulation and Annuity Phases at the same time. We allow one Partial Annuitization every twelve months, up to a maximum of five. If you have four Partial Annuitizations and want a fifth, you must take a Full Annuitization of the total remaining Contract Value. You cannot add Contract Value to the part of a Contract that has been partially annuitized, or transfer values that have been partially annuitized to any other part of the Contract. If you take variable Traditional Annuity Payments under a Partial Annuitization, any Investment Option transfer instructions you give us apply equally to the accumulation and annuitization portions of the Contract. You cannot make Investment Option transfers selectively within different portions of the Contract. Partial Annuitizations are not subject to a withdrawal charge (if applicable), but they decrease the Contract Value, Withdrawal Charge Basis, and any of your Contract’s guaranteed values (such as the PB Value under the PRIME Plus Benefit, or the guaranteed death benefit value under your selected death benefit).
•
GMIB Partial Annuitizations: If you take a GMIB Partial Annuitization, we reduce each Purchase Payment, the Contract Value, and the guaranteed death benefit value by the percentage of PB Value applied to the GMIB Payments.

•
A Partial Annuitization on a Non-Qualified Contract receives the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 31

10.	DEATH BENEFIT

“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual. The Contract provided the Traditional GMDB. When you purchased this Contract, you could instead have selected the Enhanced GMDB, or Earnings Protection GMDB.
The death benefit is only available during the Accumulation Phase. If you die during the Accumulation Phase, we process the death benefit using prices determined after we receive a Valid Claim. If we receive a Valid Claim after the end of the current Business Day, we use the next Business Day’s prices.
If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, he or she each receives an equal share.
Each Beneficiary’s portion of the death benefit remains in the Investment Choices based on the allocation instructions that were in effect on the date of death until we receive his or her Valid Claim and we either pay the claim or the Beneficiary provides alternate allocation instructions. From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we may no longer accept or process transfer requests. After we receive the first Valid Claim from any Beneficiary we also will not accept additional Purchase Payments or allow any partial or full withdrawals unless the withdrawal is required to comply with federal tax law.
Upon your death, your Beneficiary(s) will receive the death benefit. The death benefit is the greater of the Contract Value, or the guaranteed death benefit value.
If you selected the Traditional GMDB, the guaranteed death benefit value is total Purchase Payments received reduced for each partial withdrawal (see the GMDB adjusted partial withdrawal formula later in this section).
If you selected the Enhanced GMDB, the guaranteed death benefit value is the greater of:
•	the 3% Annual Increase Amount (3% AIA), or
•	the Maximum Anniversary Value (MAV).
If you selected the Earnings Protection GMDB, the guaranteed death benefit value is the greater of:
•	total Purchase Payments adjusted for withdrawals (Total Payments), or
•	Contract Value Plus (CV Plus).
For a sole Beneficiary, we determine the guaranteed death benefit value at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of guaranteed death benefit value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
Withdrawals include all withdrawals (even penalty-free withdrawals) and any withdrawal charges, and Partial Annuitizations; but not amounts we withdraw for the transfer fee, or contract maintenance charge. Withdrawals may reduce the guaranteed death benefit value by more than the amount withdrawn or annuitized.

3% Annual Increase Amount (3% AIA)
The 3% AIA was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the 3% AIA as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it for each partial withdrawal (see the GMDB adjusted partial withdrawal formula later in this section).
On each Contract Anniversary before the end date, we increase the 3% AIA determined at the end of prior Business Day (after deduction of all Contract fees and expenses) by 3%. However, we limit this increase to 1.5 times your total Purchase Payments received reduced for each partial withdrawal (see the GMDB adjusted partial withdrawal formula later in this section). On and after the end date, we no longer apply the 3% increase.
Maximum Anniversary Value (MAV)
The MAV was initially equal to the Purchase Payment received on the Issue Date.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 32

At the end of each Business Day, we adjust the MAV as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it for each partial withdrawal (see the GMDB adjusted partial withdrawal formula later in this section).
On each Contract Anniversary before the end date, we compare the MAV to the Contract Value using values determined at the end of prior Business Day (after deduction of all Contract fees and expenses) and increase the MAV to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any annual investment gains.
The end date for the 3% AIA and MAV
The end date occurs on the earliest of:
•	the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual),
•	the date GPWB Payments begin, or
•	the end of the Business Day we receive the first Valid Claim from any one Beneficiary.
GMDB Adjusted Partial Withdrawal Formula for the 3% AIA and MAV
At the end of each Business Day, withdrawals reduce the guaranteed death benefit value by the percentage of:
•	Contract Value withdrawn (including GPWB Payments, Excess Withdrawals, and any withdrawal charge) or applied to a traditional Partial Annuitization, or
•	PB Value applied to a GMIB Partial Annuitization.
Total Payments
Total Purchase Payments received less adjusted partial withdrawals
For withdrawals and traditional Partial Annuitizations, an adjusted partial withdrawal is equal to: ………..…………...		PW x DB
CV
For GMIB Partial Annuitizations, an adjusted partial withdrawal is equal to: ……….…………………………………….		GMIBPA x DB
PA
PW	=	The amount of any Contract Value withdrawn (including GPWB Payments, Excess Withdrawals, and any withdrawal charge) or applied to a traditional Partial Annuitization.
GMIBPA	=	The amount of any PB Value applied to a GMIB Partial Annuitization.
DB	=	The greater of: (a) Contract Value, or (b) total Purchase Payments minus prior adjusted partial withdrawals, on the date of (but before) the current partial withdrawal.
CV	=	The Contract Value on the date of (but before) the partial withdrawal.
PA	=	The PB Value on the date of (but before) the partial withdrawal.
Contract Value Plus (CV Plus)
Before exercise of the GPWB, CV Plus is equal to the Contract Value,
Plus
•	If you were age 69 or younger on the Issue Date, 50% of the lesser of (a) or (b), or
•	If you were age 70 or older on the Issue Date, 30% of the lesser of (a) or (b), where:
	(a)	Is the Contract Value determined as of the end of the Business Day during which we receive a Valid Claim, minus total Purchase Payments received.
	(b)	Is three times the total Purchase Payments received in the first two Contract Years.

FOR CONTRACTS WITH THE PRIME PLUS BENEFIT: If you take GPWB Payments, the guaranteed death benefit value no longer increases and it reduces with each GPWB Payment and Excess Withdrawal. Your Contract Value also decreases with each GPWB Payment and Excess Withdrawal, which reduces the likelihood of locking in investment gains to the MAV and CV Plus. Also, the additional M&E charge associated with the Enhanced GMDB or Earnings Protection GMDB continues until the death benefit ends.

Please see Appendix E for examples of calculations of the death benefit.
WHEN THE DEATH BENEFIT ENDS
The Traditional GMDB, Enhanced GMDB, and Earnings Protection GMDB end upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day that the guaranteed death benefit value and Contract Value are both zero.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 33

•	When the Contract ends.
DEATH OF THE OWNER AND/OR ANNUITANT
Appendix A to the SAI includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
DEATH BENEFIT PAYMENT OPTIONS DURING THE ACCUMULATION PHASE
If you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below. If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms.
Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. For an IRA, Roth IRA, or SEP IRA Contract, spousal continuation can only occur if the surviving spouse is the Contract’s sole primary Beneficiary. For non-individually owned Contracts, spousal continuation is only available to Qualified Contracts through a direct rollover to an IRA. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under state law are also not considered to be married under federal law. With respect to the Earnings Protection GMDB, the Contract Value is then treated as the total Purchase Payments in the calculation of the death benefit for the Contract continued by the spouse. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the guaranteed death benefit value if greater. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals if the Traditional GMDB applies; the AIA or MAV if the Enhanced GMDB applies, or Total Payments or CV Plus if the Earnings Protection GMDB applies. We allocate any Contract Value increase to the Investment Options according to future Purchase Payment allocation instructions.
If the surviving spouse continues the Contract:
•	he or she becomes the new Owner and may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries; and
•	he or she is subject to any remaining withdrawal charge.
Death Benefit Payment Options
Option A: Lump sum payment of the death benefit.
Option B: Payment of the entire death benefit within five years of the date of any Owner’s death. The Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a Separate Account annual expense of 1.50%. At the end of the fifth year, any remaining death benefit is paid in a lump sum.
Option C: If the Beneficiary is an individual, payment of the death benefit as traditional Annuity Payments under an Annuity Options 1, 2, or 5 as described under “Annuity Payment Options” in section 9. GMIB Payments are not available under this option. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary’s life expectancy. Under this payment option, and with variable Traditional Annuity Payments, the Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a Separate Account annual expense of 1.50%. Option C may not be available on a Qualified Contract.
Distribution from Non-Qualified Contracts must begin within one year of the date of the Owner’s death. Any portion of the death benefit from Non-Qualified Contracts not applied to Traditional Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.
If a Non-Qualified Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.
In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, a Non-Qualified Contract is interpreted and administered in accordance with Section 72(s) of the Internal Revenue Code.
Other rules may apply to Qualified Contracts.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 34

11.	PROTECTED RETIREMENT INCOME MADE EASY (PRIME) PLUS BENEFIT

PRIME Plus Benefit was available from May 1, 2006 through June 30, 2010. PRIME Plus Benefit has an additional M&E charge that we assess during the Accumulation Phase as discussed in the Fee Tables and section 7, Expenses – Separate Account Annual Expenses.
We designed PRIME Plus Benefit for Owners who want flexibility in the way they turn accumulated retirement assets into a stream of fixed retirement income and can wait at least seven years before taking income. PRIME Plus Benefit includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). The GMIB provides a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date the Payee may receive less than your investment in the Contract. GPWB provides a guaranteed minimum amount of income in the form of partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream.
REMOVING PRIME PLUS BENEFIT FROM YOUR CONTRACT
You can remove PRIME Plus Benefit from your Contract before GMIB Payments or GPWB Payments begin by completing the appropriate form. We process your request on the Contract Anniversary (or the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider removal date is that Contract Anniversary. Your request is in Good Order if we receive this form no earlier than 30 days before the Contract Anniversary and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. If we receive your request outside this time period, we ask to you resubmit it for the next Contract Anniversary. If you remove PRIME Plus Benefit from your Contract, we no longer assess the additional M&E charge for this benefit as of the rider termination date. Because the total Separate Account annual expense changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
Although you cannot remove PRIME Plus Benefit from your Contract after you exercise GPWB or GMIB, you can end GPWB by:
•	taking an Excess Withdrawal of the total Contract Value, or
•	requesting a Full Annuitization.
Although you can elect to stop GPWB Payments and end the GPWB, you cannot elect to stop GMIB Payments after they have begun.
PRIME PLUS BENEFIT OVERVIEW
The GPWB guarantees a minimum amount of income in the form of partial withdrawals during the Accumulation Phase. You can select either a 5% payment option that provides the potential for payment increases (or “step ups”), or a 10% payment option where payments are fixed. We base your initial GPWB Payment on the payment option you select and the PB Value. The GPWB Maximum is the amount you are entitled to receive each year, but you can choose to take less.
On the date GPWB Payments begin if you select the 5% payment option the PB Value is the greatest of:
•
A 7% annual increase on Purchase Payments received in the first five rider years adjusted for withdrawals (7% Annual Increase Amount or 7% AIA). Each Contract Anniversary before the older Owner’s 80th birthday you can reset 7% AIA to equal the Contact Value, if greater. The 7% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years (the AIA Cap).

•	The Maximum Anniversary Value (MAV).
•	The Contract Value as of the prior Contract Anniversary.
If instead you select the 10% payment option, the PB Value is the greater of the MAV, or Contract Value as of the prior Contract Anniversary.
The GMIB guarantees a minimum amount of fixed Annuity Payments during the Annuity Phase based on PB Value and the guaranteed fixed payout rates stated in your Contract, which use a 1% interest rate. You can take GMIB Payments under a Full Annuitization, or as Partial Annuitization(s) before GPWB Payments begin if PB Value is greater than Contract Value.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 35

On the date GMIB Payments begin if the MAV is greater than the 7% AIA, the PB Value is the MAV.
If the 7% AIA is greater than the MAV you can decide whether to set the PB Value equal to the 7% AIA or MAV. However, the 7% AIA is only available if you select Annuity Options 2, or 4. Different Annuity Options can provide higher or lower GMIB Payments. Because the 7% AIA is only available under Annuity Options 2 and 4, it is possible that an Annuity Option other than 2 or 4, combined with a lower MAV, could result in a higher GMIB Payment. In this instance, you can compare GMIB Payments available with both the 7% AIA and MAV, and choose the Annuity Option that you feel is most appropriate.
PB VALUE
We base GPWB Payments and/or GMIB Payments on the PB Value.
On the Rider Effective Date, and on each Business Day before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization, the PB Value includes the 7% AIA and MAV.
If you request GPWB Payments, on the date payments begin the PB Value is as follows.
5% payment option the PB Value is the greater of….	10% payment option the PB Value is the greater of….
• 7% AIA determined at the end of the prior Business Day, • the MAV determined at the end of the prior Business Day, or • the Contract Value as of the prior Contract Anniversary.	• the MAV determined at the end of the prior Business Day, or • the Contract Value as of the prior Contract Anniversary.

We compute the the Contract Value on the prior Contract Anniversary as follows:
• Contract Value determined at the end of the last Business Day before the prior Contract Anniversary,
• less any withdrawals or amounts applied to a traditional Partial Annuitization taken since that date, and
• reduced proportionately by the percentage of MAV or 7% AIA applied to any GMIB Partial Annuitization taken since that date.

After the date GPWB Payments begin:
•	We no longer calculate the 7% AIA or the MAV.
•
The PB Value only increases if you select the 5% payment option and receive a payment step up. On the Contract Anniversary that you receive a step up, we compare the PB Value to the Contract Value using the values determined at the end of the prior Business Day and increase the PB Value to equal this Contract Value if greater.

•	The PB Value decreases on a dollar for dollar basis for withdrawals (GPWB Payments and Excess Withdrawals) in a Contract Year that do not exceed the annual GPWB Maximum.
•
The PB Value decreases proportionately by the percentage of Contract Value withdrawn, including any withdrawal charge, for each withdrawal (GPWB Payment and Excess Withdrawal) in a Contract Year that exceeds the annual GPWB Maximum.

If you request GMIB Payments, on the Income Date that payments begin if the MAV is greater than the 7% AIA (using the values determined at the end of the prior Business Day), the PB Value is the MAV. If the 7% AIA is greater than the MAV you can decide whether to set the PB Value equal to the 7% AIA or MAV. However, the 7% AIA is only available if you select Annuity Option 2, or 4. If you take a GMIB Partial Annuitization, we continue to calculate the 7% AIA and MAV but they will decrease because of the Partial Annuitization. If you take a GMIB Full Annuitization, we no longer calculate the 7% AIA or the MAV on or after the Income Date.
•
GMIB FULL ANNUITIZATION: There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greater payment. If the Traditional Annuity Payments are greater than the GMIB Payments, you will have paid for the benefit without receiving the advantages of the GMIB.

•	Please see Appendix C for examples of the calculations of the PB Value.

7% ANNUAL INCREASE AMOUNT (7% AIA)
While the PRIME Plus Benefit is in effect, we only calculate the 7% AIA before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 36

If the rider effective date was the Issue Date, the 7% AIA was initially equal to the Purchase Payment received on the Issue Date. If the rider effective date was after the Issue Date, or if you reset the 7% AIA, on the rider effective date or reset anniversary it was equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day, we adjust the 7% AIA as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•	If you take a GMIB Partial Annuitization based on the:
–	7% AIA, we reduce it by the dollar amount applied to GMIB Payments.
–	MAV, we reduce it by the percentage of MAV applied to GMIB Payments.
On the first five Contract Anniversaries that occur after the rider effective date (or the reset anniversary) and before the end date, we increase the 7% AIA determined at the end of the prior Business Day (after deduction of all Contract fees and expenses) by 7%.
On the sixth and later Contract Anniversaries that occur after rider effective date (or the reset anniversary) and before the end date, we set the 7% AIA equal to the sum of a) plus b) where:
a)	is all Purchase Payments received on or after the later of the fifth Contract Anniversary or the reset anniversary.
b)	is the difference of i) minus ii) with the result increased by 7% where:
i)	is the 7% AIA determined at the end of the prior Business Day, and
ii)	is all Purchase Payments received on or after the later of the fifth Contract Anniversary or the reset anniversary.
On and after the end date, we no longer apply the 7% increase, or set the 7% equal to the sum of a) plus b). The end date is the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual).
AIA Cap
The 7% AIA cannot be greater than the AIA Cap. If the rider effective date was the Issue Date, the AIA cap was initially equal to two times the initial Purchase Payment received on the Issue Date. If the rider effective date was after the Issue Date, or if you reset the 7% AIA, on the rider effective date or reset anniversary it was initially equal to two times the Contract Value at the end of the prior Business Day.
At the end of each Business Day before the fifth Contract Anniversary, we adjust the AIA Cap as follows.
•	We increase it by two times any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•	We reduce it proportionately by the percentage of the PB Value applied to a GMIB Partial Annuitization.
Beginning on the fifth Contract Anniversary, the 7% AIA cap no longer increases unless you reset the 7% AIA, but it does decrease if you take a partial withdrawal or Partial Annuitization in the same way that it does on each Business Day before the fifth Contract Anniversary.
7% AIA Resets
On each Contract Anniversary before the end date, you can reset the 7% AIA to equal the Contract Value if the Contract Value is greater using the values determined at the end of the prior Business Day (after deduction of all Contract fees and expenses). However, resets are not available after the end date, or after you take a GMIB Partial Annuitization. If you reset the 7% AIA, you must wait until the seventh Contract Anniversary after the reset anniversary before you can begin GMIB or GPWB Payments. You can request a reset within 30 days following a Contract Anniversary. If your request is in Good Order, we process it as of the prior Contract Anniversary (or on the next Business Day if the Contract Anniversary is not a Business Day). If you reset the 7% AIA, on the reset anniversary we change the additional M&E charge for PRIME Plus Benefit to the additional M&E charge that is in effect for a newly issued Contract as of the reset anniversary. We guarantee that the M&E charge will not be more than the maximum M&E charge for Contracts with PRIME Plus Benefit that is set forth in the Fee Tables, and in section 7, Expenses – Separate Account Annual Expenses. If we change the M&E charge, we change the number of accumulation units so that the Contract Value on the reset anniversary remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 37

MAXIMUM ANNIVERSARY VALUE (MAV)
While the PRIME Plus Benefit is in effect, we only calculate the MAV before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization.
If the rider effective date was the Issue Date, the MAV was initially equal to the Purchase Payment received on the Issue Date. If the rider effective date was after the Issue Date, the MAV on the rider effective date was initially equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day, we adjust the MAV as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•	If you take a GMIB Partial Annuitization based on the:
–	MAV, we reduce it by the dollar amount applied to GMIB Payments.
–	7% AIA, we reduce it by the percentage of 7% AIA applied to GMIB Payments.
On each Contract Anniversary before the end date, we compare the MAV to the Contract Value using values determined at the end of the prior Business Day (after deduction of all Contract fees and expenses) and increase the MAV to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any annual investment gains. The end date is the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual).
USING PRIME PLUS BENEFIT
GPWB Payments and GMIB Payments can begin on or after the seventh Contract Anniversary that occurs after the later of the rider effective date, or the reset anniversary. You must submit your request to begin payments within 30 days following a Contract Anniversary. You can choose to take GPWB Payments, GMIB Payments, or both subject to the restrictions listed here.
You request GPWB Payments by completing a GPWB Payment election form. You must select either the 5% payment option or the 10% payment option. Once you select a payment option, you cannot change it.
You request GMIB Payments by completing the annuitization forms packet. You can take either a Full Annuitization, or before GPWB Payments begin, you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value.
Payments begin after we receive your request in Good Order at our Service Center. We make GPWB Payments to you beginning on the 30th day after your Contract Anniversary. If your Contract Anniversary is the 1st through the 10th of the month, we make GMIB Payments to you beginning on the 1st of the next month (e.g., if your Contract Anniversary is August 5th, GMIB Payments begin on September 1st). If your Contract Anniversary is on or after the 11th of the month, we make GMIB Payments to you beginning on the 1st of the second month that occurs after your Contract Anniversary (e.g., if your Contract Anniversary is August 12th, GMIB Payments begin on October 1st). You can receive payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make payment to you on the next Business Day.
If you take GPWB Payments:
•	You can no longer remove PRIME Plus Benefit from the Contract.
•	We no longer calculate the 7% AIA or the MAV.
•	You cannot take new Partial Annuitizations.
•	For Contracts issued in Connecticut, Florida or New Jersey, you cannot make additional Purchase Payments, so you also cannot start a new DCA Fixed Option.
•	Any active automatic investment plan, systematic withdrawal and/or minimum distribution programs end.
•	The partial withdrawal privilege is not available.
•	The additional M&E charge for PRIME Plus Benefit continues until the GPWB ends.
•	If you have Enhanced GMDB or Earnings Protection GMDB, its additional M&E charge continues until the benefit ends.
•	If you take a Full Annuitization, GPWB Payments stop and the GPWB ends

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 38

•
The Contract Value continues to fluctuate as a result of Investment Choice performance, and it decreases on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawal, and the deduction of Contract charges other than the Separate Account annual expenses.

•	The PB Value no longer increases if you select the 10% payment option. It can only increase if you select the 5% payment option and receive a step up.
•	Each withdrawal (GPWB Payment and/or Excess Withdrawal) reduces the PB Value as follows:
–	withdrawals taken during the Contract Year that do not exceed the GPWB Maximum reduce the PB Value on a dollar for dollar basis, and
–	withdrawals taken during the Contract Year that exceed the GPWB Maximum reduce the PB Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge).
•
Withdrawals (GPWB Payments and/or Excess Withdrawals) taken during the Contract Year that do not exceed the GPWB Maximum do not reduce the Withdrawal Charge Basis. However, withdrawals that exceed the GPWB Maximum may be subject to a withdrawal charge and reduce the Withdrawal Charge Basis, as set out in section 7, Expenses – Withdrawal Charge.

•	Withdrawing more than the GPWB Maximum in a Contract Year may decrease the time over which you receive GPWB Payments, or cause your GPWB Payments to stop and your GPWB to end.
•
The guaranteed death benefit value no longer increases, and each GPWB Payment and Excess Withdrawal (including any withdrawal charge) reduces the guaranteed death benefit value proportionately by the percentage of Contract Value withdrawn.

If you take GMIB Payments under a Full Annuitization:
•	You can no longer remove PRIME Plus Benefit from the Contract.
•	If you were taking GPWB Payments, they stop and the GPWB ends.
•	The Accumulation Phase ends and the Annuity Phase begins.
•
The portion of the Contract that you apply to GMIB Payments is no longer subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments continues to be subject to a 1.50% Separate Account annual expense.

•	You death benefit ends.
If you take GMIB Payments under a Partial Annuitization:
•	You can no longer remove PRIME Plus Benefit from the Contract.
•	7% AIA resets are no longer available.
•	GPWB continues to be available to you.
•	The Annuity Phase begins and the Accumulation Phase continues.
•
The portion of the Contract that you apply to GMIB Payments is no longer subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments continues to be subject to the appropriate Separate Account annual expense.

•
For Contracts issued in Connecticut, Florida or New Jersey, you can make additional Purchase Payments for any portion of the Contract is still in the Accumulation Phase subject to the $1 million maximum stated in section 3.

•
The Partial Annuitization reduces each Purchase Payment and Contract Value by the percentage of PB Value you apply to GMIB Payments. It also reduces the guaranteed death benefit value as discussed in section 10. However, GMIB Payments do not reduce the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

CALCULATING GPWB PAYMENTS
The payment option you select determines the GPWB Maximum, the PB Value and whether or not you receive an automatic payment increase or step up. The GPWB Maximum is the amount you are entitled to receive each Contract Year. The GPWB Maximum is 5% of the PB Value if you select the 5% payment option, and it is 10% of the PB Value if you select the 10% payment option. The initial GPWB Maximum must be at least $100. If your initial GPWB Maximum is less than $100, the benefit ends and you will have paid for the benefit without receiving the advantages of the GPWB. For example, assuming the 5% payment option, if you take withdrawals that reduce PB Value to less than $2,000, this would result in an initial GPWB Maximum of less than $100.You can change your GPWB

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 39

Payment frequency once each Contract Year. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before a Contract Anniversary. If the change is available, we implement it on the Contract Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The GWPB Maximum is the amount you are entitled to, but you can choose to take less. The annual actual GPWB Payment is the total amount you choose to receive each year. Any part of the GPWB Maximum that you do not withdraw in a given Contract year is not added the GPWB Maximum available next year. Each GPWB Payment you receive is equal to the annual actual GPWB Payment divided by the number of payments you chose to receive during the Contract Year until the PB Value is less than the GPWB Payment amount. Once the PB Value is less than the GPWB Payment amount, you receive one last GPWB Payment that is equal to the remaining PB Value. Each GPWB Payments must be either zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the GPWB Maximum, you can change your payment amount once each Contract Year by providing notice to our Service Center at least 30 days before a Contract Anniversary. If the change is available, we implement it on the Contract Anniversary and it remains in effect until the benefit ends or you request another change.
We deduct each GPWB Payment and any Excess Withdrawal proportionately from the Investment Options. You can continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions in section 5, Investment Options – Transfers Between Investment Options.
Once GPWB Payments have begun, if your Contract Value reduces to zero but your PB Value is positive, you will continue to receive GPWB Payments until we payout the total PB Value. If you take the GPWB Maximum each Contract Year and take no Excess Withdrawals, we would pay the PB Value to you:
•	within ten years if you elect the 10% payment option, or
•	within 20 years if you elect the 5% payment option (assuming no step ups).
If there is Contract Value remaining after we have paid out the total PB Value, you can elect to either:
•
receive a lump sum payment of the entire remaining Contract Value (less any withdrawal charges), the Accumulation Phase of the Contract ends, and the Contract ends unless we are also making Annuity Payments under a prior Partial Annuitization; or

•	request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value.
We send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we pay you the entire remaining Contract Value (less any withdrawal charges) in a lump sum, the Accumulation Phase ends, and the Contract ends unless we are also making Annuity Payments under a prior Partial Annuitization.
Excess Withdrawals
An Excess Withdrawal is an additional withdrawal you take while you are receiving GPWB Payments. If your annual actual GPWB Payment is less than the GPWB Maximum, you can withdraw the difference as an Excess Withdrawal and that amount is not subject to a withdrawal charge, and does not reduce the Withdrawal Charge Basis. However, if you request an Excess Withdrawal and the amount you request plus your annual actual GPWB Payment exceeds the GPWB Maximum, the amount that exceeds the GPWB Maximum is subject to any applicable withdrawal charge and reduces the Withdrawal Charge Basis.
Excess Withdrawals do not affect the GPWB Payment amount or frequency, but they may decrease the time over which you receive GPWB Payments. If you request an Excess Withdrawal you can instruct us to stop GPWB Payments that are due for the remainder of the Contract Year at the time you request the Excess Withdrawal.
STEP UPS UNDER THE 5% PAYMENT OPTION
Step ups increase the total amount available to you under GPWB, and can lengthen the time over which you receive GPWB Payments.
If you select the 5% payment option we may change your GPWB Maximum on every third Contract Anniversary before age 91. On each of these third anniversaries, we compare the PB Value to the Contract Value using the values determined at the end of the prior Business Day (after deduction of all Contract fees and expenses) and increase the PB Value to equal this Contract Value if it is greater. Step ups continue to happen automatically during this time until the PB Value is zero.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 40

If we step up the PB Value, we also step up the GPWB Maximum to equal 5% of the increased PB Value if that amount is greater than the current GPWB Maximum. Step ups may or may not increase the GPWB Maximum, as demonstrated in Appendix D – GPWB Payments. Appendix D also contains examples showing the effect of an Excess Withdrawal on GPWB Payments.
If you are taking less than the GPWB Maximum and receive a step up, we do not automatically increase your actual GPWB Payment. However, you can increase next year’s actual GPWB Payment by submitting a written request to our Service Center at least 30 days before a Contract Anniversary.
Step ups are not available under the 10% payment option. Step ups are also not available once the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Contract is owned by a non-individual), or on or after the Business Day your Contract Value reduces to zero.

TAXATION OF GPWB PAYMENTS
We treat GPWB Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of GPWB Payments.
WHEN GPWB ENDS
GPWB ends upon the earliest of the following.
•	The Business Day we process your request to remove the PRIME Plus Benefit from your Contract (the rider termination date).
•	The Business Day you take an Excess Withdrawal of the total Contract Value.
•	The Business Day that the PB Value and Contract Value are both zero.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	When the Contract ends.
•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).
WHEN GMIB ENDS
If you have not exercised GMIB, it ends upon the earliest of the following.
•	The Business Day that the PB Value and Contract Value are both zero.
•	The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.
•	When the Contract ends.
•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).
Each portion of the Contract that you apply to GMIB Payments ends upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and either when the guaranteed period expires, or when we pay any final lump sum.
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	Under Annuity Option 6, the expiration of the specified period certain.
•	When PRIME Plus Benefit ends.
•	When the Contract ends.
The GMIB may have limited usefulness if you have a Qualified Contract subject to a RMD. If you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, you may not be able to exercise the GMIB. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date.

12.	TAXES

This section provides a summary explanation of the tax ramifications of your Contract. More detailed information about product taxation is contained in the SAI, which is available by calling the toll-free telephone number at the back of this prospectus. We do not provide individual tax advice. You should contact your tax adviser to discuss this Contract’s effects on your personal tax situation.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 41

QUALIFIED AND NON-QUALIFIED CONTRACTS
Your Contract is either a Qualified Contract or a Non-Qualified Contract. A Qualified Contract is purchased pursuant to a specialized provision of the Internal Revenue Code (Code). For example, a Contract may be purchased pursuant to Section 408 of the Code as an IRA.
Qualified Contracts are subject to certain restrictions, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must be purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. An IRA to IRA indirect rollover can occur only once in any twelve-month period from all of the IRAs you currently own.
We previously offered the following types of Qualified Contracts.
Type of Contract	Persons and Entities that can buy the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
Simplified Employee Pension (SEP) IRA	Must have the same individual as Owner and Annuitant.
Certain Code Section 401 Plans	A qualified retirement plan is the Owner and the Annuitant must be an individual. We may determine which types of qualified retirement plans are eligible to purchase this Contract.
There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.
TAXATION OF ANNUITY CONTRACTS
The Contract has the following tax characteristics.
•	Taxes on earnings are deferred until you take money out. Non-Qualified Contracts owned by corporations or partnerships do not receive income tax deferral on earnings.
•
When you take money out of a Non-Qualified Contract, earnings are generally subject to federal income tax and applicable state income tax. All pre-tax money distributed from Qualified Contracts are subject to federal and state income tax, but qualified distributions from Roth IRA Contracts are not subject to federal income tax. This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.

•	Taxable distributions are subject to an ordinary income tax rate, rather than a capital gains rate.
•
Distributions from Non-Qualified Contracts are considered investment income for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

•
If you take partial withdrawals from your Non-Qualified Contract, the withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.

•
If you fully annuitize your Non-Qualified Contract and receive a stream of Annuity Payments, you receive the benefit of the exclusion ratio, and each Annuity Payment you receive is treated partly as taxable earnings and partly as a non-taxable return of Purchase Payments.

•	If you take partial withdrawals or annuitize a Qualified Contract, you will be responsible for determining what portion, if any, of the distribution consists of after-tax money.
•	GPWB Payments are taxed as partial withdrawals.
•
If you take out earnings before age 59  ½, you may be subject to a 10% additional federal tax, unless you take a lifetime annuitization of your Contract or you take money out in a stream of substantially equal payments over your expected life in accordance with the requirements of the Code.

•	A pledge or assignment of a Contract may be treated as a taxable event. You should discuss any pledge or assignment of a Contract with your tax adviser.
•
If you purchase multiple non-qualified deferred annuity contracts from an affiliated group of companies in one calendar year, these contracts are treated as one contract for purposes of determining the tax consequences of any distribution.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 42

•
Death benefit proceeds from Non-Qualified Contracts are taxable to the beneficiary as ordinary income to the extent of any earnings. Death benefit proceeds must be paid out in accordance with the requirements of the Code.

•
Depending upon the type of Qualified Contract you own, required minimum distributions (RMDs) must be satisfied when you reach a certain age. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract’s RMD requirements.

•
When you take money out of a Contract, we may deduct premium tax that we pay on your Contract. This tax varies from 0% to 3.5%, depending on your state. Currently, we pay this tax and do not pass it on to you.

TAXATION OF GPWB PAYMENTS
We treat GPWB Payments as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the total GPWB Payment is most likely subject to ordinary income tax. If you are taking withdrawals from the Contract to satisfy the requirements for substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code and you begin GPWB Payments before the required series of withdrawals is complete, you may incur additional penalties, including a 10% additional federal tax.
TAXATION OF GMIB PAYMENTS
We treat GMIB Payments as Annuity Payments for tax purposes and they are not generally subject to the 10% additional federal tax.
For GMIB Payments from a Non-Qualified Contract, you receive the benefit of the exclusion ratio, and we treat each GMIB Payment partly as taxable earnings and partly as non-taxable return of Purchase Payments. However, the full amount of each GMIB Payment is subject to tax as ordinary income once we have paid out all of your Purchase Payments under a Full Annuitization, or all of your Purchase Payments attributable to a Partial Annuitization. For more information on Partial Annuitizations, please see section 9. For Qualified Contracts, the entire GMIB Payment most likely is subject to tax as ordinary income.
TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Code for all or a portion of one non-qualified annuity contract for another, or all of a life insurance policy for a non-qualified annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
•	you might have to pay a withdrawal charge on your previous contract,
•	there is a new withdrawal charge period for this Contract,
•	other charges under this Contract may be higher (or lower),
•	the benefits may be different, and
•	you no longer have access to any benefits from your previous contract.
If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible additional federal tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.

13.	OTHER INFORMATION

ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We currently offer fixed, fixed index, and variable annuities, individual life insurance, and registered index-linked annuities. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 43

THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.
The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts.
If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life.
DISTRIBUTION
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. ALFS is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. ALFS is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). ALFS is not a member of Securities Investors Protection Corporation. More information about ALFS is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.
We have entered into a distribution agreement with ALFS for the distribution of our products. ALFS also may perform various administrative services on our behalf.
We may fund ALFS operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the ALFS management team; and other expenses associated with the Contracts. Financial Professionals and their managers may also be eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with ALFS. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.
ALFS does not itself sell our products on a retail basis. Rather, ALFS enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of our products. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.
A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your Contract.
Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account. We intend to recover commissions and other expenses indirectly through fees and charges imposed under the Contract.
Broker-dealers and their Financial Professionals and managers involved in sales of our products may receive payments from us for administrative and other services that do not directly involve sales of our products, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.
We and/or ALFS may pay certain selling firms additional marketing support allowances for:
•	marketing services and increased access to their Financial Professionals;
•	costs associated with sales conferences and educational seminars;
•	the cost of client meetings and presentations; and

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 44

•	other sales expenses incurred by them.
We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment.
We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.
Additional information regarding marketing support payments can be found in the Distributor section of the SAI.
The Investment Options may assess a Rule 12b-1 fee. These fees are paid to ALFS as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These fees typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year.
In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may make payments for administrative services to ALFS or its affiliates.
ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower administrative expenses or better than expected mortality or persistency experience.
ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative and routine customer services performed by our Service Center include processing and mailing of account statements and other mailings to Owners, responding to Owner correspondence and inquiries, and processing requests for variable annuity payments. Allianz Life also contracts with Tata Consultancy Services (Tata) located at #42(P) & 45(P), Think Campus, Electronic City, Phase II, Bangalore, Karnataka 560100, India, to perform certain administrative services including:
•	maintenance of the Contracts,
•	maintenance of Owner records, and
•	routine customer service including:
–	processing of Contract changes,
–	processing withdrawal requests (both partial and total) and
–	processing requests for fixed annuity payments.
Services performed by Tata are overseen and quality control checked by our Service Center.
To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, may be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call our Service Center at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.
LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or ALFS is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or ALFS ability to perform its obligations.
FINANCIAL STATEMENTS
The statutory financial statements of Allianz Life and the financial statements of the Separate Account have been included or incorporated by reference in Part C of the Registration Statement.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 45

STATUS PURSUANT TO SECURITIES EXCHANGE ACT OF 1934
Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.

14.	PRIVACY NOTICE

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
800.328.5600
Your privacy is a high priority for Allianz (“we” or “our”). This Privacy Notice outlines our principles for collecting, using and protecting information that we maintain about you. This Privacy Notice is also displayed on our website at www.allianzlife.com.
Information about you that Allianz collects
We collect information about you so that we can process the insurance transactions you request and administer or service your policy. We also collect information to inform you of new products and services and to engage in studies or research relating to our business. We limit the information collected to what is needed for our business purposes. We may collect your information from the following sources.
•
From you, either directly or through our financial professionals. This may include information provided on your insurance application or other forms you may complete. The information we collect includes, but is not limited to, your name, social security number, address, telephone number and e-mail address.

•	From others, through the process of issuing a policy or handling a claim. This may include information from consumer reporting agencies and medical or accident reports.
•	From your doctor or during a home visit by a health care professional. This may include your health records gathered with your written consent.
•	From your relationship with us. For example, this may include the number of years you have been a customer or the types of products you have purchased.
•	From data brokers that collect publicly available information about you. This includes household information, financial transactions, and social media activity.
Information about you that Allianz shares
We do not share information about current or former customers with anyone, except as allowed by law. “Allowed by law” means that we may share the information we collect about you as follows.
•	With people and entities when we have your consent to share your information.
•	With our affiliates and other third parties in order to process your application, or administer or service your policy.
•	With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to decide eligibility for a policy or to process transactions you request.
•	With our financial professionals so that they can service your policy. They may also inform you of other Allianz products and services that may be of interest to you.
•	With health care providers in order to process your claim.
•
As required or otherwise permitted by law. This may include sharing information with state insurance agencies, law enforcement, and other government officials. We may also share your information to respond to subpoenas, court orders and other legal requests.

•	With research groups to conduct studies on our business to improve the products and services we offer.
•	To inform you of products and services that may be of interest to you. These communications may be made by us, our financial professionals, or through third parties.
•	With our affiliates so they can market their products and services to you. State insurance laws do not allow you to restrict this disclosure.
Allianz does not sell your information to anyone
We do not sell your information to anyone for their own marketing purposes. For this reason, we are not required to obtain your “opt in election,” “opt out election” or authorization.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 46

Allianz policies and practices regarding security of your information
We limit access to your information to those employees, affiliates, and service providers who need it for our business purposes. We protect your information using safeguards that comply with applicable federal and state law. This includes measures that are administrative, physical, and technical in nature. We use reasonable measures to secure our websites and protect the information that may be shared over these sites.
Your ability to access and correct your information
You have the right to access and obtain a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. You may also write to us and ask about disclosure(s) of your information made within the last two (2) years. If you wish to review your information, please write us at:
Allianz Life Insurance Company of North America
Attn: Privacy Office
PO Box 1344
Minneapolis, MN 55440-1344
Please provide your full name, address and policy number(s) in your written request. For your protection, please have your request notarized. We reserve the right to ask for additional verification of your identity.
Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.
If you believe any of your information is incorrect, you may write to us at the address above. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so you can contact them directly.
Notification of change
Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to implementing any changes.
For more information or if you have questions
If you have any questions or concerns about our privacy practices, please call the Corporate Compliance Privacy Office at 800.328.5600, contact us via the secured website, or write us at:
Allianz Life Insurance Company of North America
Attn: Privacy Office
PO Box 1344
Minneapolis, MN 55440-1344
This Privacy Notice is being provided on behalf of the following companies:
•	Allianz Life Insurance Company of North America
•	Allianz Life Financial Services, LLC
M40018 (R-09/2019)

15.	TABLE OF CONTENTS OF THE SAI

Allianz Life……………………………………………..……	2	Foreign Tax Credits…………………………………..	10
Experts………………………………………………………	2	Possible Tax Law Changes………………………….	10
Legal Opinions……………………………………..………	3	Annuity Payments………………………………..........	10
Distributor……………………………………………………	3	Annuity Payment Options……………………………	11
Administrative Service Fees…………………………….	3	Annuity Units/Calculating Variable Annuity Payments…………………………………………..	12
Federal Tax Status………………………………………	4	Original Contracts …………….………………………..	13
Annuity Contracts in General…………………………	4	Expenses………………………………...	14
Taxation of Annuity Contracts in General ...…….….	4	Guaranteed Minimum Income Benefits………….	11
Qualified Contracts..…………………………………..	4	Calculation of the 5% AIA and MAV under the Enhanced GMIB and Enhanced GMDB…..........	16
Distributions Qualified Contracts…………………..…	6	CV Plus under the Earnings Protection GMDB…...	16
Distributions Non-Qualified Contracts…………………	7	May 2003 Contracts ……………….............................	17
Required Distributions…………………………………	8	Expenses……………………………….....................	18
Diversification…………………………………………..	8	Protected Retirement Income Made Easy (PRIME) Benefits…………………….	19
Owner Control…………………………………………..	8	PRIME Benefits Overview…………………………...	19
Contracts Owned by Non-Individuals………………..	8	PB Value……………………………………………….	19
Annuity Purchases by Nonresident Aliens and Foreign Corporations……………………………….	8	Using PRIME Benefits….……………………………	22
Income Tax Withholding……………………………	8	GPWB Payments……………………………………..	22
Multiple Contracts……………………………………	9	GMIB Payments………………………………………	23
Partial 1035 Exchanges………………………….…	9	When GPWB Ends…………………………………...	24
Assignments, Pledges and Gratuitous Transfers....	9	When GMIB Ends….………………………………...	24
Death Benefits………………………………………...	9	Liquidations on Contracts Offered Before April 29, 2005 ………………………………	24
Spousal Continuation and the Federal Defense of Marriage Act (DOMA)……………………………..	9	Financial Statements………………………………….	25
Federal Estate Taxes………………………………...	10	Appendix A – Death of the Owner and/or Annuitant	26
Generation-Skipping Transfer Tax………………….	10	Appendix B – Condensed Financial Information…	29

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]

 15 47

APPENDIX A – CONDENSED FINANCIAL INFORMATION

[To be updated upon amendment]
The statutory financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included or incorporated by reference in Part C of the Registration Statement.
AUV information corresponding to the lowest and highest combination of Separate Account annual expenses for the Contract as of the end of December 31, 2019 is listed in the tables below. You can find AUV information corresponding to the additional combinations of Separate Account annual expenses in the Appendix B to the SAI, which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.
This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.
Lowest and Highest Combination of Benefit Options	Separate Account Annual Expenses
Contract without optional benefits(1)	1.50%
Contract with Earnings Protection GMDB and PRIME Plus Benefit(2)	2.45%
(1)
The Separate Account annual expenses for the May 2003 Contract without optional benefits are also 1.50%, therefore the AUV information is the same. Please see the SAI for more information on the May 2003 Contract.

(2)
The Separate Account annual expenses for the May 2003 Contract with the Earnings Protection GMDB and Enhanced PRIME Benefit are also 2.45%, therefore the AUV information is the same. Please see the SAI for more information on the May 2003 Contract.

(Number of accumulation units in thousands)
SEPARATE ACCOUNT ANNUAL EXPENSES 1.50%				SEPARATE ACCOUNT ANNUAL EXPENSES 2.45%
PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL Balanced Index Strategy Fund
12/31/2009	N/A	10.033	15	12/31/2009	N/A	10.014	31
12/31/2010	10.033	10.921	23	12/31/2010	10.014	10.798	41
12/31/2011	10.921	11.018	22	12/31/2011	10.798	10.791	56
12/31/2012	11.018	11.970	14	12/31/2012	10.791	11.612	36
12/31/2013	11.970	13.317	21	12/31/2013	11.612	12.796	47
12/31/2014	13.317	13.920	22	12/31/2014	12.796	13.250	45
12/31/2015	13.920	13.714	25	12/31/2015	13.250	12.931	44
12/31/2016	13.714	14.423	20	12/31/2016	12.931	13.470	77
12/31/2017	14.423	15.843	10	12/31/2017	13.470	14.657	88
AZL DFA Five-Year Global Fixed Income Fund
12/31/2017	N/A	9.841	0	12/31/2017	N/A	9.593	0
AZL DFA Multi-Strategy Fund
12/31/2009	N/A	10.065	43	12/31/2009	N/A	10.046	13
12/31/2010	10.065	11.245	42	12/31/2010	10.046	11.119	12
12/31/2011	11.245	11.080	67	12/31/2011	11.119	10.851	126
12/31/2012	11.080	12.368	61	12/31/2012	10.851	11.998	235
12/31/2013	12.368	14.752	75	12/31/2013	11.998	14.175	338
12/31/2014	14.752	15.480	79	12/31/2014	14.175	14.735	344
12/31/2015	15.480	15.148	72	12/31/2015	14.735	14.282	267
12/31/2016	15.148	16.314	60	12/31/2016	14.282	15.236	255
12/31/2017	16.314	18.111	41	12/31/2017	15.236	16.755	238
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]
Appendix A
48

SEPARATE ACCOUNT ANNUAL EXPENSES 1.50%				SEPARATE ACCOUNT ANNUAL EXPENSES 2.45%
PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
12/31/2009	N/A	10.216	4	12/31/2009	N/A	10.197	7
12/31/2010	10.216	11.072	9	12/31/2010	10.197	10.948	14
12/31/2011	11.072	10.708	27	12/31/2011	10.948	10.487	82
12/31/2012	10.708	12.106	39	12/31/2012	10.487	11.745	87
12/31/2013	12.106	14.087	70	12/31/2013	11.745	13.537	161
12/31/2014	14.087	14.174	68	12/31/2014	13.537	13.492	182
12/31/2015	14.174	13.201	50	12/31/2015	13.492	12.446	141
12/31/2016	13.201	13.852	39	12/31/2016	12.446	12.937	119
12/31/2017	13.852	15.163	20	12/31/2017	12.937	14.028	103
AZL Fidelity Institutional Asset Management Total Bond Fund
12/31/2016	N/A	9.970	127	12/31/2016	N/A	9.752	185
12/31/2017	9.970	10.241	73	12/31/2017	9.752	9.924	160
AZL Gateway Fund
12/31/2010	N/A	10.095	0	12/31/2010	N/A	10.031	0
12/31/2011	10.095	10.250	0	12/31/2011	10.031	10.088	10
12/31/2012	10.250	10.516	0	12/31/2012	10.088	10.252	18
12/31/2013	10.516	11.233	12	12/31/2013	10.252	10.848	32
12/31/2014	11.233	11.408	11	12/31/2014	10.848	10.912	46
12/31/2015	11.408	11.460	14	12/31/2015	10.912	10.859	69
12/31/2016	11.460	11.836	14	12/31/2016	10.859	11.108	44
12/31/2017	11.836	12.763	12	12/31/2017	11.108	11.866	33
AZL Government Money Market Fund
12/31/2008	11.037	11.138	1090	12/31/2008	10.237	10.233	1401
12/31/2009	11.138	10.996	771	12/31/2009	10.233	10.007	1032
12/31/2010	10.996	10.833	614	12/31/2010	10.007	9.765	1001
12/31/2011	10.833	10.673	519	12/31/2011	9.765	9.530	940
12/31/2012	10.673	10.513	500	12/31/2012	9.530	9.298	860
12/31/2013	10.513	10.357	305	12/31/2013	9.298	9.073	764
12/31/2014	10.357	10.203	281	12/31/2014	9.073	8.854	634
12/31/2015	10.203	10.052	181	12/31/2015	8.854	8.640	550
12/31/2016	10.052	9.903	196	12/31/2016	8.640	8.432	605
12/31/2017	9.903	9.761	146	12/31/2017	8.432	8.233	326
AZL Moderate Index Strategy Fund
12/31/2008	12.785	9.582	132	12/31/2008	12.347	9.165	395
12/31/2009	9.582	11.596	117	12/31/2009	9.165	10.987	394
12/31/2010	11.596	12.764	109	12/31/2010	10.987	11.980	371
12/31/2011	12.764	12.301	117	12/31/2011	11.980	11.436	424
12/31/2012	12.301	13.560	117	12/31/2012	11.436	12.487	413
12/31/2013	13.560	16.652	89	12/31/2013	12.487	15.190	437
12/31/2014	16.652	17.799	94	12/31/2014	15.190	16.082	418
12/31/2015	17.799	17.101	79	12/31/2015	16.082	15.305	400
12/31/2016	17.101	18.347	66	12/31/2016	15.305	16.265	353
12/31/2017	18.347	20.479	41	12/31/2017	16.265	17.984	384
AZL MVP Balanced Index Strategy Fund
12/31/2015	N/A	12.179	0	12/31/2015	N/A	11.727	2
12/31/2016	12.179	12.791	1	12/31/2016	11.727	12.200	4
12/31/2017	12.791	14.037	1	12/31/2017	12.200	13.263	6
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]
Appendix A
49

SEPARATE ACCOUNT ANNUAL EXPENSES 1.50%				SEPARATE ACCOUNT ANNUAL EXPENSES 2.45%
PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL MVP Fusion Dynamic Balanced Fund
12/31/2008	12.089	8.640	626	12/31/2008	11.786	8.344	696
12/31/2009	8.640	10.785	484	12/31/2009	8.344	10.317	720
12/31/2010	10.785	11.801	422	12/31/2010	10.317	11.181	643
12/31/2011	11.801	11.521	344	12/31/2011	11.181	10.813	615
12/31/2012	11.521	12.642	347	12/31/2012	10.813	11.752	570
12/31/2013	12.642	13.880	263	12/31/2013	11.752	12.781	567
12/31/2014	13.880	14.300	214	12/31/2014	12.781	13.044	493
12/31/2015	14.300	13.840	181	12/31/2015	13.044	12.505	441
12/31/2016	13.840	14.442	150	12/31/2016	12.505	12.925	369
12/31/2017	14.442	15.968	129	12/31/2017	12.925	14.156	341
AZL MVP Fusion Dynamic Conservative Fund
12/31/2009	N/A	10.152	18	12/31/2009	N/A	10.133	33
12/31/2010	10.152	11.097	49	12/31/2010	10.133	10.972	54
12/31/2011	11.097	11.003	44	12/31/2011	10.972	10.776	73
12/31/2012	11.003	12.059	60	12/31/2012	10.776	11.699	88
12/31/2013	12.059	12.826	51	12/31/2013	11.699	12.325	97
12/31/2014	12.826	13.242	64	12/31/2014	12.325	12.605	78
12/31/2015	13.242	12.944	60	12/31/2015	12.605	12.204	69
12/31/2016	12.944	13.430	74	12/31/2016	12.204	12.542	57
12/31/2017	13.430	14.462	60	12/31/2017	12.542	13.379	51
AZL MVP Fusion Dynamic Moderate Fund
12/31/2008	12.363	8.189	512	12/31/2008	12.053	7.908	1285
12/31/2009	8.189	10.441	482	12/31/2009	7.908	9.987	1316
12/31/2010	10.441	11.493	450	12/31/2010	9.987	10.890	1274
12/31/2011	11.493	11.001	415	12/31/2011	10.890	10.325	1241
12/31/2012	11.001	12.195	362	12/31/2012	10.325	11.337	1133
12/31/2013	12.195	13.836	305	12/31/2013	11.337	12.740	1095
12/31/2014	13.836	14.207	269	12/31/2014	12.740	12.959	970
12/31/2015	14.207	13.700	237	12/31/2015	12.959	12.378	909
12/31/2016	13.700	14.133	175	12/31/2016	12.378	12.649	777
12/31/2017	14.133	15.870	134	12/31/2017	12.649	14.069	668
AZL MVP Growth Index Strategy Fund
12/31/2015	N/A	13.345	11	12/31/2015	N/A	12.851	78
12/31/2016	13.345	14.040	98	12/31/2016	12.851	13.392	898
12/31/2017	14.040	16.040	85	12/31/2017	13.392	15.155	819
PIMCO VIT Global Core Bond (Hedged) Portfolio
12/31/2011	N/A	9.807	9	12/31/2011	N/A	9.745	0
12/31/2012	9.807	10.259	2	12/31/2012	9.745	10.097	3
12/31/2013	10.259	9.788	0	12/31/2013	10.097	9.542	4
12/31/2014	9.788	9.498	1	12/31/2014	9.542	9.172	3
12/31/2015	9.498	8.886	1	12/31/2015	9.172	8.500	3
12/31/2016	8.886	9.348	1	12/31/2016	8.500	8.857	10
12/31/2017	9.348	9.604	1	12/31/2017	8.857	9.014	3
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]
Appendix A
50

SEPARATE ACCOUNT ANNUAL EXPENSES 1.50%				SEPARATE ACCOUNT ANNUAL EXPENSES 2.45%
PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
PIMCO VIT Total Return Portfolio
12/31/2008	14.477	14.946	399	12/31/2008	13.428	13.731	532
12/31/2009	14.946	16.795	437	12/31/2009	13.731	15.284	688
12/31/2010	16.795	17.888	443	12/31/2010	15.284	16.125	662
12/31/2011	17.888	18.259	371	12/31/2011	16.125	16.304	629
12/31/2012	18.259	19.713	302	12/31/2012	16.304	17.435	633
12/31/2013	19.713	19.038	207	12/31/2013	17.435	16.679	577
12/31/2014	19.038	19.558	182	12/31/2014	16.679	16.972	480
12/31/2015	19.558	19.354	148	12/31/2015	16.972	16.636	439
12/31/2016	19.354	19.577	118	12/31/2016	16.636	16.669	404
12/31/2017	19.577	20.235	105	12/31/2017	16.669	17.067	351

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]
Appendix A
51

APPENDIX B - LIQUIDATIONS UNDER ANNUITY OPTIONS 2 AND 4 FOR CONTRACTS ISSUED IN OREGON

If you request variable Traditional Annuity Payments, you may be able to take withdrawals (“liquidations”) during the Annuity Phase before the guaranteed period ends while at least one Annuitant is alive. We only allow one liquidation each Contract Year. The maximum amount you can liquidate is 75% of the total liquidation value calculated as the sum of the total liquidation value at the time of each partial liquidation. The total liquidation value is the present value of the remaining guaranteed number of variable Traditional Annuity Payments, based on the Annuity Payment’s current value, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation. The minimum amount that you can liquidate is the lesser of $500, or the remaining portion of the total liquidation value available. Liquidations are subject to a commutation fee as discussed below. We subtract the commutation fee from the amount you requested and send you the remaining amount. We pay liquidations within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion section 8, Access to Your Money). After a partial liquidation, we reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After the guaranteed period ends, we restore the number of annuity units used in calculating the monthly variable Traditional Annuity Payments to their original value as if you had not taken any liquidations.
Commutation Fee During the Annuity Phase under Annity Option 2 and 4 for Contracts issued in Oregon
(as a percentage of amount liquidated)
Number of Complete Years Since Income Date	Charge
0	5%
1	4%
2	3%
3	2%
4 years or more	1%

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]
Appendix B
52

APPENDIX C – PB VALUE CALCULATION EXAMPLES

•	You purchased a Contract with PRIME Plus Benefit. You are the only Owner.
•	You made an initial Purchase Payment of $100,000.
•	You make an additional Purchase Payment of $10,000 in the sixth Contract Year and allocate the entire amount to the Investment Options. You make no other Purchase Payments.
•	The MAV on the ninth Contract Anniversary is $180,000.
•	You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value (on the day of but before the partial withdrawal) is $160,000. You take no other partial withdrawals.
•	As of the tenth Contract Anniversary you have not yet reached your 81st birthday.

The 7% AIA
Initial Purchase Payment…………………………………………………………………………………………………..	$100,000.00
Increased by 7% on the first Contract Anniversary……………………………………………………………………..	x 1.07
$107,000.00
Increased by 7% on the second Contract Anniversary…………………………………………………………………	x 1.07
$114,490.00

Beginning on the sixth Contract Anniversary we only apply the 7% increase to the 7% AIA amount as of the fifth Contract Anniversary.

On the sixth Contract Anniversary the 7% AIA is:
The fifth Contract Anniversary 7% AIA……………………………………………………………………………….	$140,255.17
Increased by 7% on the sixth Contract Anniversary………………………………………………………………..	x 1.07
$150,073.03
Plus the additional Purchase Payment received in the sixth Contract Year…………………………………………	+ 10,000.00
$160,073.03
On the seventh Contract Anniversary the 7% AIA is:
The fifth Contract Anniversary 7% AIA……………………………………………………………………………….	$140,255.17
Increased by 7% on the sixth Contract Anniversary………………………………………………………………..	x 1.07
$150,073.03
Increased by 7% on the seventh Contract Anniversary………………………………………………………………..	x 1.07
$160,578.14
Plus the additional Purchase Payment received in the sixth Contract Year…………………………………………	+ 10,000.00
$170,758.14

On the ninth Contract Anniversary the 7% AIA is:………………………………………………………………………	$193,845.92
On the tenth Contract Anniversary the 7% AIA is:
The fifth Contract Anniversary 7% AIA increased by 7% for
each anniversary since, up to and including the tenth:………………………………………………………..	$196,715.14
Plus the additional Purchase Payment received in the sixth Contract Year……………………………………..	+ 10,000.00
Reduced proportionately by the percentage of Contract Value withdrawn
during the tenth Contract Year: ($20,000 / $160,000) = 0.125 x $193,845.92 =…………………………..	– 24,230.74
$182,484.40

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]
Appendix C
53

Verifying that the 7% AIA is within the maximum limit:
2 times Purchase Payments made in the first five Contract Years: 2 x $100,000 =…………………………….	$200,000
Reduced proportionately by the percentage of Contract Value withdrawn:
($20,000 / $160,000) = 0.125 x $200,000 =…………………………………………………………………….	– 25,000
$175,000
Therefore the 7% AIA on the tenth Contract Anniversary is limited to the maximum………………………….	$175,000

The MAV
The MAV on the ninth Contract Anniversary…………………………………………………………………………….	$180,000
Reduced proportionately by the percentage of Contract Value withdrawn:
($20,000 / $160,000) = 0.125 x $180,000 =………………………………………………………………………...	– 22,500
$157,500
The Contract Value on the tenth Contract Anniversary is $140,000.
If you take GPWB Payments under the 5% payment option, the PB Value is $175,000 (the greater of the $175,000 7% AIA, $157,500 MAV, or $140,000 Contract Value), the initial GPWB Maximum is $8,750 ($175,000 x 5%), and the PB Value and GPWB Maximum could step up on every third Contract Anniversary before age 91.
If you take GPWB Payments under the 10% payment option, the PB Value is $157,500 (the greater of the $157,500 MAV, or $140,000 Contract Value), and the initial GPWB Maximum is $15,750 ($157,500 x 10%).
Although the initial GPWB Maximum under the 5% payment option is less than what is available under the 10% payment option, you could receive payments for twice as long and those payments could increase if you receive a step up. Under the 10% payment option, GPWB Payments cannot increase. Under the GPWB, you can choose the payment option you feel is most appropriate.
If you take GMIB Payments, you can choose to set the PB Value equal to either the 7% AIA or the MAV because the 7% AIA is greater than the MAV. However, because the 7% AIA is only available under Annuity Options 2 and 4, it is possible that an Annuity Option other than 2 or 4, combined with the $157,500 MAV, could result in a higher GMIB Payment. In addition, it is possible that fixed Traditional Annuity Payments based on the $140,000 Contract Value would be greater than GMIB Payments depending on the current interest rates available at the time of annuitization. You can compare GMIB Payments available with both the 7% AIA and MAV to Traditional Annuity Payments using the Contract Value and choose the Annuity Payment you feel is most appropriate.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]
Appendix C
54

APPENDIX D – GPWB PAYMENTS

•	On the tenth Contract Anniversary you exercise the GPWB and select the 5% payment option with annual payments.
•	On the tenth Contract Anniversary the PB Value is the 7% AIA and the initial GPWB Maximum is $8,750 (see the example that appears in Appendix C).
•	You take the GPWB Maximum as your annual actual GPWB Payments and take no Excess Withdrawals.
	CONTRACT VALUE	PB VALUE	GPWB MAXIMUM
On the 10th Contract Anniversary	$140,000	$175,000	$8,750
11th Contract Anniversary	$144,800	$166,250	$8,750
12th Contract Anniversary	$151,900	$157,500	$8,750
13th Contract Anniversary before the step up	$160,000	$148,750	$8,750
13th Contract Anniversary after the step up	$160,000	$160,000	$8,750
14th Contract Anniversary	$151,700	$151,250	$8,750
15th Contract Anniversary	$144,300	$142,500	$8,750
16th Contract Anniversary before the step up	$132,900	$133,750	$8,750
16th Contract Anniversary after the step up	$132,900	$133,750	$8,750
•
In this example, the PB Value was stepped up on the 13th Contract Anniversary because the Contract Value was greater than the PB Value. However, the GPWB Maximum was not stepped up because the current GPWB Maximum ($8,750) was greater than 5% of the increased PB Value (5% x $160,000 = $8,000).

•	There was no step up to either the PB Value or the GPWB Payment on the 16th Contract Anniversary in this example because the Contract Value was less than the PB Value.
•
If on the 16th Contract Anniversary the Contract Value had grown to $180,000, the remaining PB Value would be stepped up to $180,000. The GPWB Maximum would also step up because 5% of the increased PB Value (5% x $180,000 = $9,000) is greater than the current GPWB Maximum ($8,750), however, you would not be able to increase your actual GPWB Payment until the 17th Contract Anniversary because we do not automatically increase your actual GPWB Payment upon a step up.

Example of the effect of an Excess Withdrawal on GPWB Payments
•
Continue the assumptions from the previous example except that you elect to receive $600 per month as your actual GPWB Payment. If you do not take any Excess Withdrawals you would receive $7,200 of GPWB Payments over the course of each Contract Year without incurring a withdrawal charge.

•	Assume the Contract Value on the day of (but before) the Excess Withdrawal is $150,000. The PB Value on the day of (but before) the Excess Withdrawal is $170,200.
If you take a $500 Excess Withdrawal in the 11th Contract Year after receiving the eighth monthly GPWB Payment:
The total partial withdrawals (GPWB Payments and the Excess Withdrawal) for the Contract Year = $7,200 + $500 = $7,700. Because the total partial withdrawals are less than the $8,750 GPWB Maximum, none of the withdrawals are subject to the withdrawal charge, and the Excess Withdrawal reduces both the PB Value and Contract Value by the amount withdrawn ($500). The PB Value after the Excess Withdrawal would be $170,200 - $500 = $169,700.
If you take a $5,000 Excess Withdrawal in the 11th Contract Year after receiving the eighth monthly GPWB Payment:
The total partial withdrawals for the Contract Year = $7,200 + $5,000 = $12,200. Because the total partial withdrawals are greater than the $8,750 GPWB Maximum, some of the withdrawals are subject to the withdrawal charge. We determine which withdrawals are subject to the withdrawal charge as follows:
The GPWB Maximum………………………………………………………………………………………………...	$8,750
First eight GPWB Payments…………………………………………………………………………………………	– 4,800
Remaining GPWB Maximum………………………………………………………………………………………..	$3,950
Portion of the Excess Withdrawal that is subject to the withdrawal charge = $5,000 – $3,950 =……………	$1,050

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]
Appendix D
55

When we compute the withdrawal charge we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis. Your initial Purchase Payment was $100,000 and the withdrawal charge period for this payment has expired. Therefore, there is no withdrawal charge on the Excess Withdrawal.
We adjust the PB Value for the Excess Withdrawal as follows:
The PB Value on the day of (but before) the partial withdrawal…………………………………………………	$170,200.00
The amount of the Excess Withdrawal that does not exceed the GPWB Maximum………………………….	– 3,950.00
Reduced proportionately by the remaining amount of the Excess Withdrawal’s percentage of Contract
Value on the day of (but before) the partial withdrawal = $1,050 / $150,000 = 0.007 x $170,200 =……	– 1,191.40
Remaining PB Value after the Excess Withdrawal………………………………………………………………..	$165,058.60
In addition, because the Excess Withdrawal exhausts the GPWB Maximum for the year, the four remaining GPWB Payments are also subject to a withdrawal charge. To avoid a withdrawal charge you could instruct us to stop GPWB Payments for the remainder of the year.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]
Appendix D
56

APPENDIX E – DEATH BENEFIT CALCULATION EXAMPLES

•	You purchased a Contract with an initial Purchase Payment of $100,000. You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.
•	The MAV on the ninth Contract Anniversary is $180,000.
•
You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.

•	The Contract Value on the tenth Contract Anniversary is $140,000.
Traditional GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value………………………………………………………………………………………………………...	$140,000
2)	The guaranteed death benefit value:
	Total Purchase Payments received…………………………………………………………………………………	$100,000
	Reduced proportionately by the percentage of Contract Value
	withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =…………………………………………………..	– 12,500
		$87,500
Therefore, the death benefit payable as of the tenth Contract Anniversary is the $140,000 Contract Value.

Enhanced GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value………………………………………………………………………………………………………...		$140,000.00
2)	The 3% AIA:
	Initial Purchase Payment………….…………………………………………………………………………………		$100,000.00
	Increased by 3% on the first Contract Anniversary…………………………………………………………..		x 1.03
			$103,000.00
	Increased by 3% on the second Contract Anniversary…….………………………………………………..		x 1.03
			106,090.00
	Increased by 3% on the third Contract Anniversary…………..……………………………………………..		x 1.03
			$109,272.70
	On the ninth Contract Anniversary the 3% AIA is……………………………………………………………..		$130,477.32
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $130,477.32 =………………………………………………………...		– 16,309.66
			$114,167.66
	Increased by 3% on the tenth Contract Anniversary…………………………………………………………..		x 1.03
			$117,592.69
	Verifying that the 3% AIA is within the maximum limit:
	1.5 times Purchase Payments: 1.5 x $100,000 =………………………………………..	$150,000
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $150,000 =…………………………………………..	– 18,750
		$131,250

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]
Appendix E
57

3)	The MAV:
	The MAV on the ninth Contract Anniversary……………………………………………………………………….	$180,000
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $180,000 =………………………………………………………………..	– 22,500
		$157,500
Therefore, the death benefit payable as of the tenth Contract Anniversary is the $157,500 MAV.

Earnings Protection GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value………………………………………………………………………………………………………...		$140,000
2)	Total Payments:
	Total Purchase Payments received…………………………………………………………………………………		$100,000
	Less adjusted partial withdrawals calculated as (PW x DB) / CV:
	($20,000 x $160,000) / $160,000 = $20,000 x 1 =…………………………………………………………		– 20,000
			$80,000
3)	CV Plus:
	Contract Value………………………………………………………………………………………………………...		$140,000
	Plus 50% of the lesser of (a) or (b).
	(a) Contract Value minus total Purchase Payments: $140,000 – $100,000 =……..	$40,000
	(b) Three times your total Purchase Payments received in the first two
	Contract Years: 3 x $100,000 =……………………………………………………..	$300,000
	(a) is less than (b), so 50% of (a) = 0.50 x $40,000 =……………………………………………………..		+ 20,000
			$160,000
Therefore, the death benefit payable as of the tenth Contract Anniversary is the $160,000 CV Plus.

Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]
Appendix E
58

FOR SERVICE OR MORE INFORMATION

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.
The SEC also maintains a website (www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:
Public Reference Section of the Commission
100 F Street, NE
Washington, DC 20549
OUR SERVICE CENTER
If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.
To send a check for an additional Purchase Payment (for Contracts issued in Connecticut, Florida, and New Jersey) or for general customer service, please mail to the appropriate address as follows:
Send an additional Purchase Payment with a check:	Send general customer service without a check:
REGULAR MAIL	REGULAR MAIL
Allianz Life Insurance Company of North America	Allianz Life Insurance Company of North America
NW5989	P.O. Box 561
P.O. Box 1450	Minneapolis, MN 55440-0561
Minneapolis, MN 55485-5989

OVERNIGHT, CERTIFIED, OR REGISTERED MAIL	OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of North America	Allianz Life Insurance Company of North America
NW5989	5701 Golden Hills Drive
1801 Parkview Drive	Golden Valley, MN 55416-1297
Shoreview, MN 55126

Checks sent to the wrong address for additional Purchase Payments are forwarded to the 1801 Parkview Drive address listed above, which may delay processing.

For general customer service by email, please use this address: Contact.Us@allianzlife.com. To send information by email, please use this address: variableannuity@send.allianzlife.com. To send information over the web, please upload to your account on our website at: www.allianzlife.com. If you have questions about whether you can submit certain information by email or over the web, please contact our Service Center.
Allianz AlteritySM Variable Annuity Prospectus – [To be added upon amendment]
59

PART B – SAI

STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ ALTERITYSM VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT
Issued by
ALLIANZ LIFE® VARIABLE ACCOUNT B (the Separate Account) and
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA (Allianz Life, we, us, our)
This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.
The prospectus contains important information about the Contract and Allianz Life that you ought to know before investing. For a copy of the Contract’s prospectus, call or write us at:
Allianz Life Insurance Company of North America
P. O. Box 561
Minneapolis, MN 55440-0561
(800) 624-0197

Table of Contents

Allianz Life	2	Foreign Tax Credits	10
Experts	2	Possible Tax Law Changes	10
Legal Opinions	3	Annuity Payments	10
Distributor	3	Annuity Payment Options	11
Administrative Service Fees	3	Annuity Units/Calculating Variable Traditional Annuity Payments	12
Federal Tax Status	4	Original Contracts	13
Annuity Contracts in General	4	Expenses	14
Taxation of Annuity Contracts in General	4	Guaranteed Minimum Income Benefits	15
Qualified Contracts.	4	Calculation of the 5% AIA and MAV under the Enhanced GMIB and Enhanced GMDB	16
Distributions Qualified Contracts	6	CV Plus under the Earnings Protection GMDB	16
Distributions Non-Qualified Contracts	7	May 2003 Contracts	17
Required Distributions	8	Expenses	18
Diversification	8	Protected Retirement Income Made Easy (PRIME) Benefits	19
Owner Control	8	PRIME Benefits Overview	19
Contracts Owned by Non-Individuals	8	PB Value	19
Annuity Purchases by Nonresident Aliens and Foreign Corporations	8	Using PRIME Benefits	22
Income Tax Withholding	8	GPWB Payments	22
Multiple Contracts	9	GMIB Payments	23
Partial 1035 Exchanges	9	When GPWB Ends	24
Assignments, Pledges and Gratuitous Transfers	9	When GMIB Ends	24
Death Benefits	9	Liquidation on Contracts Offered before April 29, 2005	24
Spousal Continuation and the Federal Defense of Marriage Act (DOMA)	9	Financial Statements	25
Federal Estate Taxes	10	Appendix A – Death of the Owner and/or Annuitant	26
Generation-Skipping Transfer Tax	10	Appendix B – Condensed Financial Information…	29

Dated: [To be added upon amendment]
ALTSAI-0521

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Allianz Life is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities and individual life insurance.
Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS

The financial statements of the subaccounts of Allianz Life Variable Account B as of and for the years or periods ended December 31, 2019 and 2018, included in Part C of the Registration Statement filed with the SEC on Form N-4 have been audited by PricewaterhouseCoopers LLP (“PwC”), an independent registered public accounting firm, as set forth in their respective report thereon appearing elsewhere herein, and in reliance upon such report given on the authority of such firm as experts in accounting and auditing.
The statutory statements of admitted assets, liabilities, and capital and surplus of Allianz Life Insurance Company of North America as of December 31, 2019 and 2018, as well as the related statutory statements of operations, capital and surplus and cash flow for the years ended December 31, 2019 and 2018, included in Part C of the Registration Statement filed with the SEC on Form N-4, have been audited by PwC, an independent auditor, as set forth in their respective report thereon appearing elsewhere herein, and in reliance upon such report given on the authority of said firm as experts in accounting and auditing.
The statutory statements of operations, capital and surplus and cash flow for the year ended December 31, 2017 included in Part C of the Registration Statement filed with the SEC on Form N-4, have been audited by KPMG LLP (“KPMG”), an independent auditor, as set forth in their respective report thereon appearing elsewhere herein, and in reliance upon such report given on the authority of said firm as experts in accounting and auditing.
AUDITOR UPDATE
European regulations that go into effect in 2021 required Allianz SE, Allianz Life’s indirect parent, to change auditors. Allianz Life conducted a “request for proposal” process with three major accounting firms for the annual independent audits of Allianz Life and its subsidiaries and its registered variable accounts.
On May 23, 2017, Allianz Life’s Board of Directors approved a decision to change independent auditors. On the same day, the Board appointed PwC as Allianz Life’s new independent audit firm to audit Allianz Life’s statutory financial statements and as Allianz Life’s new independent registered public accounting firm to audit the variable account financial statements beginning for the fiscal year 2018.
After the issuance of the audits report for the period ended December 31, 2017, the Allianz Life Board of Directors dismissed KPMG as its independent auditors for the statutory financial statements and as its independent registered public accounting firm for the U.S. GAAP variable account financial statements. The reports of KPMG on Allianz Life’s statutory financial statements for 2017, contained an opinion stating that in all material respects, the statutory financials were in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce and were not qualified or modified as to uncertainty, audit scope or statutory accounting principles.
For the 2017 fiscal year or any subsequent interim periods through the dates of KPMG’s 2017 reports on Allianz Life’s statutory financial statements, there were: (i) no disagreements between Allianz Life and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports, and (ii) no reportable events within the meaning set forth in Item 304(a)(1)(v) of Regulation S-K.
Allianz Life provided KPMG with a copy of this disclosure, or similar disclosure, before its first filing with the SEC in 2018 and requested that KPMG provide us with a letter addressed to the SEC stating whether or not it agrees with the above statements. A copy of this letter is filed as Exhibit 99 to Allianz Life’s registration statement numbers 333-217303, 333-213125, 333-215103, and 333-222817 on Form S-1.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

Prior to engaging PwC’s engagement, which began in 2019, we did not consult with PwC regarding (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on Allianz Life’s statutory and variable account financial statements, and PwC did not provide either a written report or oral advice to Allianz Life that was an important factor considered by Allianz Life in reaching a decision as to any accounting, auditing, or financial reporting issue, or (ii) any matter that was either the subject of a disagreement (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a reportable event (as defined in Item 304(a)(1)(v) of Regulation S-K).

LEGAL OPINIONS

Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor.
We pay commissions for sales of our products. ALFS passes through most of the commissions it receives to the selling firms. ALFS received commissions for contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:
Calendar Year	Aggregate Amount of Commissions Paid to ALFS	Aggregate Amount of Commissions Retained by ALFS After Payments to Selling Firms
2017	$230,415,545.81	$0
2018	$221,519,279.49	$0
2019	$284,788,589.36	$0
ALFS sells contracts issued by Allianz Life primarily through “wholesaling,” in which ALFS sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, ALFS has agreements with approximately 670 retail broker/dealers to sell its contracts. As described in the prospectus, ALFS may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, ALFS makes marketing support payments to approximately 57 broker-dealer firms and one insurance agency. These payments vary in amount. In 2019, the five firms receiving the largest payments, ranging from $813,265.66 to $8,093,011.32, are listed below.
Firm Name
LPL Financial
Wells Fargo Advisors – Wealth (ISG)
Wells Fargo Advisors (PCG)
Royal Alliance
Woodbury Financial Services, Inc.
ADMINISTRATIVE SERVICE FEES
Allianz Life contracts with Tata Consultancy Services (Tata) to perform certain administrative services as described in prospectus section 13, Other Information – Administration/Allianz Service Center. Allianz Life paid Tata the following amounts for these services during the last three calendar years:
Calendar Year	Total Paid to Tata
2017	$1,621,903
2018	$1,450,101
2019	$1,548,030

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.
ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Internal Revenue Code (Code) for annuities.
These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).
If you did not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract.
TAXATION OF ANNUITIES IN GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of withdrawals or as Annuity Payments. For a full withdrawal (total redemption), a partial withdrawal, or a death benefit, the recipient is taxed on the portion of the payment that exceeds your investment in the Contract (often referred to as cost basis). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there is generally no cost basis. The taxable portion of the withdrawal or annuity payment is taxed at ordinary income tax rates. For Non-Qualified Contracts, the taxable portion of a partial withdrawal is the portion of the payment considered to be gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any withdrawal charges, and the Contract’s cost basis). For a full withdrawal, the amount received that exceeds the Contract’s cost basis is taxable. Withdrawals, whether partial or full, and annuity payments may also be subject to an additional federal tax equal to 10% of the taxable amount.
For variable Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for variable Annuity Payments is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). For fixed Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income is determined by an exclusion ratio. We determine the exclusion ratio for fixed Annuity Payments by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the expected return anticipated to be paid as fixed Annuity Payments (which is determined by Treasury Regulations). We determine the amount of each fixed Annuity Payment that is excluded from income by multiplying the fixed Annuity Payment by the exclusion ratio. Fixed Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the exclusion amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Generally, Annuity Payments from Qualified Contracts are fully taxable. Annuity Payments that are qualified distributions from Roth IRAs are income tax free. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.
We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.
QUALIFIED CONTRACTS
If you purchased the Contract as an IRA, Roth IRA or to fund a qualified retirement plan, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules under the Code. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

A Qualified Contract funded by an annuity does not provide any additional tax deferral. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for an IRA or qualified retirement plan.
Types of Qualified Contracts
We may issue the following types of Qualified Contracts.
•
IRA. Section 408 of the Code permits eligible individuals to maintain IRAs. IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions may be tax deductible based on the Owner’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified retirement plans that are “rolled over” on a tax-deferred basis into an IRA.

•
Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.

Conversions to a Roth IRA from an IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% additional federal tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).
Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59 ½, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).
Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% additional federal tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.
•
Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

Qualified Retirement Plans: Pension and Profit-Sharing Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may have permitted the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans.
If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions out of the plan. We are responsible for any reporting required for the Contract as an IRA.
Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.
DISTRIBUTIONS – QUALIFIED CONTRACTS
Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.
Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:
1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59 ½;
2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)	distributions paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
4)	distributions made to you after separation from service after reaching age 55 (does not apply to IRAs);
5)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
6)	distributions made on account of an IRS levy upon the Qualified Contract;
7)
distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
10)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA);
11)
distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period; and

12)	distributions made during the payment period starting on the birth of a child or the finalization of an adoption (up to $5,000).
With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59½ or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
For 2020 only, the Coronavirus Aid, Relief, and Economic Security (CARES) Act, permits corona-virus related distributions from Qualified Contracts and IRAs up to an aggregate amount of $100,000. This type of distribution is an exception to the 10% federal additional tax. To qualify for the distribution, generally you, your spouse, or dependent must have been diagnosed with the virus, or you were affected economically in certain ways because of the virus. The tax associated with the distributions may be paid ratably over three years, beginning with the 2020 tax year. The CARES Act also allows you to recontribute the amount you withdrew to an eligible retirement plan (to which you can make a rollover contribution) in one or more payments within three years.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 72 (or age 70½ if you reached this age prior to January 1, 2020). Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 72 (or age 70½ if you reached this age prior to January 1, 2020) or retire. The CARES Act also waived RMD for 2020. There is also no RMD required for an individual who reached age 70½ in 2019 and did not have the RMD distributed in 2019.
Generally, RMDs must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the RMDs are not made, a 50% additional federal tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of RMDs. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 72 or older (or age 70 ½ if you reached this age prior to January 1, 2020), you should consult with a tax adviser before taking a partial withdrawal.
DISTRIBUTIONS – NON-QUALIFIED CONTRACTS
You, as an individual Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Annuity Payments.
Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.
Upon Full Annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) after a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. Upon Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid your total Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.
Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for amounts:
1)	paid on or after you reach age 59 ½;
2)	paid after you die;
3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)	paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
5)	paid as annuity payments under an immediate annuity; or
6)	that come from Purchase Payments made before August 14, 1982.
With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 ½ or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Annuitant dies on or after a Full Annuitization, but before distribution of the entire Contract’s interest, the entire Contract’s interest must be distributed at least as rapidly as under the distribution method being used as of the Annuitant’s date of death; and (b) if any Owner (or the Annuitant if the Owner is a non-individual) dies before a Full Annuitization, the Contract’s entire interest must be distributed within five years after the Owner’s date of death. These requirements are satisfied as to any part of an Owner’s interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary’s life, or over a period not extending beyond that Beneficiary’s life expectancy, provided that distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse can continue the Contract as the new Owner.
Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.
Other rules may apply to Qualified Contracts.
DIVERSIFICATION
Code Section 817(h) and accompanying Treasury Department Regulations imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department. If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. We intend that all Investment Options be managed by the investment advisers so that they comply with these diversification standards.
OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner’s control of the Separate Account’s investments may cause the Owner to be treated as the owner of the Separate Account’s assets, which would cause the Contract to lose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account’s assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area and some of our Contract’s features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the Investment Options have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.
CONTRACTS OWNED BY NON-INDIVIDUALS
When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.
ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents are generally subject to 30% federal withholding tax on distributions, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence.
INCOME TAX WITHHOLDING
Any part of a distribution that is included in the Owner’s gross income is subject to federal income tax withholding. Generally, we withhold amounts from periodic payments at the same rate as wages, and we withhold 10% from non-periodic payments. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

Certain distributions from retirement plans qualified under Code Section 401, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:
•
a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or

•	required minimum distributions; or
•	any part of a distribution not included in gross income (for example, returns of after-tax contributions); or
•	hardship withdrawals.
Participants should consult a tax adviser regarding withholding requirements.
MULTIPLE CONTRACTS
Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution’s tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of distributions from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange.
PARTIAL 1035 EXCHANGES
Code Section 1035 provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. IRS guidance however, confirmed that the direct transfer of a part of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 180 days of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before partial exchanging an annuity contract.
ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The Contract will not qualify for tax deferral while the assignment or pledge is effective. Qualified Contracts generally cannot be assigned or pledged. For Non-Qualified Contracts, the Contract’s cost basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than their spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the Contract’s cost basis at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income.
The transfer or assignment of Contract ownership, the designation of an Annuitant, the selection of certain Income Dates, or a Contract exchange may result in other tax consequences that are not discussed here. An Owner should consult a tax adviser before requesting a transfer, assignment, or exchange.
DEATH BENEFITS
Generally, any death benefit is taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments.
SPOUSAL CONTINUATION AND THE FEDERAL DEFENSE OF MARRIAGE ACT (DOMA)
Before June 26, 2013, pursuant to Section 3 of DOMA, same-sex marriages were not recognized for purposes of federal law. On that date, the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional. Valid same-sex marriages are now recognized under federal law for tax purposes.
The IRS has clarified its position regarding when a same-sex marriage will be recognized for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same-sex marriage, that marriage will be

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Depending on the state in which your Contract is issued, we may offer certain spousal benefits to same-sex civil union couples, domestic partners or spouses. You should be aware, however, that, if state law does not recognize the civil union or registered domestic partnership as a marriage, we cannot permit the surviving partner/spouse to continue the Contract within the meaning of the federal tax law.
Same-sex civil union couples, domestic partners and spouses should contact their financial professional and a qualified tax adviser regarding their personal tax situation, the implications of any Contract benefits based on a spousal relationship, and their partner’s/spouse’s rights and benefits under the Contract.
FEDERAL ESTATE TAXES
While no attempt is being made to discuss the Contract’s federal estate tax implications, an Owner should keep in mind the annuity contract’s value payable to a Beneficiary upon the Owner’s death is included in the deceased Owner’s gross estate. Depending on the annuity contract, the annuity’s value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
GENERATION-SKIPPING TRANSFER TAX
The Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.
POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract’s tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

ANNUITY PAYMENTS

We base Traditional Annuity Payments on your Contract Value. We guarantee the dollar amount of fixed Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option 3. If you request fixed Annuity Payments, the amount of Contract Value or GMIB value that you apply to fixed Annuity Payments is placed in our general account and does not participate in the Investment Options’ performance. Fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. Your Contract’s fixed Annuity Payment rates are guaranteed and we cannot use lower rates.
Variable Traditional Annuity Payments are not predetermined and the dollar amount varies with your selected Investment Options’ performance. We use annuity units to determine your variable Traditional Annuity Payment amount.
Annuity Payments end upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•
Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	Under Annuity Option 6, the end of the guaranteed period.
•	When the Contract ends.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

ANNUITY PAYMENT OPTIONS
The Annuity Payment Options are briefly described in prospectus section 9 – The Annuity Phase, and we included additional information that you may find helpful here.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant’s death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant’s death and return of the Contract before we make any lump sum payment on a Full Annuitization. There are no additional costs associated with a lump sum payment.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant’s death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available under a Partial Annuitization.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

For variable Traditional Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
(A)	=	annuity unit value of the subaccount for that given Investment Option when due proof of the Annuitant’s death is received at our Service Center.
(B)	=	The amount applied to variable Traditional Annuity Payments on the Income Date.
(C)	=	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant’s death is received at our Service Center.
(D)	=	The number of annuity units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant’s death is received at our Service Center.
(E)	=	Dollar value of first variable Traditional Annuity Payment.
(F)	=	Number of variable Traditional Annuity Payments made since the Income Date.
We base this calculation upon the allocation of annuity units actually in force at the time due proof of the Annuitant’s death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.
EXAMPLE
•	The Contract has one Owner who is a 65-year-old male. He selects variable Traditional Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item “B”).
•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item “C”).
•
The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item “E”).

•	Assume the annuity unit value on the Income Date is $12, then the number of annuity units used in determining each Traditional Annuity Payment is: $615 / $12 = 51.25 (item “D”).
•
The Owner who is also the Annuitant dies after receiving 62 Traditional Annuity Payments (item “F”) and the annuity unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item “A”).

We calculate the refund as follows:
(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =
10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30.
Option 6. Specified Period Certain Annuity. We make Annuity Payments for a specified period of time you select, which must be a whole number of years from five to 30 for Traditional Annuity Payments, or 10 to 30 years for GMIB Payments. If the Annuitant dies before the end of the specified period certain, then we continue to make Annuity Payments to the Payee for the rest of the period certain. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected period, the last payment is the one that is due before the Annuitant’s death. This Annuity Option is not available under a Partial Annuitization. For May 2003 Contracts and May 2006 Contracts this is generally only available for GMIB Payments, but it continued to be available for Traditional Annuity Payments in some states. Please see your Contract for information on the version of this Annuity Option that is available to you.
ANNUITY UNITS/CALCULATING VARIABLE TRADITIONAL ANNUITY PAYMENTS
The first variable Traditional Annuity Payment is equal to the Contract Value you apply to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for your selected Annuity Option.
We then purchase a fixed number of annuity units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among your selected Investment Options’ subaccounts according to your future Purchase Payment allocation instructions. We then divide the Annuity Payment amount in each subaccount by the subaccount’s annuity unit value.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

We determine the annuity unit value on each Business Day as follows:
•	we multiply the annuity unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
•	divide by the assumed net investment factor for the current Business Day.
The assumed net investment factor for the current Business Day is one plus the annual assumed investment rate (AIR) adjusted to reflect the number of calendar days that lapsed since the immediately preceding Business Day. We allow an AIR of 3%, 5% or 7% based on your selection and applicable state law.
Thereafter, the number of subaccount annuity units remains unchanged unless you make a transfer. However, the number of annuity units changes if Annuity Option 3 is in effect, one Annuitant dies, and you requested Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect your selected payment frequency.
The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the subaccount’s number of annuity units by the annuity unit value on the payment date.

ORIGINAL CONTRACTS

The Original Contract first became available on February 1, 2000 and was replaced in most states by the May 2003 Contract beginning May 5, 2003. Original Contracts differ from the May 2006 Contract described in the prospectus as follows:
•	Shorter five-year withdrawal charge period.
•	The free withdrawal privilege was less: 10% of your total Purchase Payments. Any unused partial withdrawal privilege in one Contract Year is added to the amount available next year.
•	Lower M&E charge.
•	Automatically included the Traditional GMIB for no additional charge, or you could instead select the Enhanced GMIB for an additional M&E charge.
•
Offered the Fixed Account as a general account Investment Choice in most states The Fixed Account offers an interest rate that may change annually, but cannot be less than the guaranteed minimum stated in your Contract. Purchase payments you allocate to the Fixed Account become part of our general account (for more information, please see prospectus section 6, Our General Account).

•	Annuity Option 6 was available for both Traditional Annuity Payments (specified period of five to 30 years), and GMIB Payments (specified period of 10 to 30 years).
•
If you take variable Traditional Annuity Payments under Annuity Options 2, 4, or 6, we allow withdrawals during the Annuity Phase subject to a commutation fee or withdrawal charge (see Liquidations on Contracts Offered Before April 29, 2005).

•
If you selected the Enhanced GMDB, the guaranteed death benefit is the greater of the 5% Annual Increase Amount (5% AIA), or the Maximum Anniversary Value (MAV). We calculate the 5% AIA and MAV for the Enhanced GMDB in the same way as we do for the Enhanced GMIB as discussed later in this section.

•	If you selected the Earnings Protection GMDB we calculate CV Plus differently as discussed later in this section.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

EXPENSES
The fees and expenses for an Original Contract differ from the May 2006 Contract as follows.
Separate Account Annual Expenses (as a percentage of each Investment Options’ net asset value)(1)
Original Contract with the Traditional GMIB…
Mortality and Expense Risk (M&E) Charge	1.25%
Administrative Charge	0.15%
Total	1.40%
Original Contract with Traditional GMIB and Enhanced GMDB…
Additional M&E Charge	0.30%
Total	1.70%
Original Contract with Traditional GMIB and Earnings Protection GMDB…
Additional M&E Charge	0.20%
Total	1.60%
Original Contract with Enhanced GMIB…
Additional M&E Charge	0.30%
Total	1.70%
Original Contract with Enhanced GMIB and Enhanced GMDB…
Additional M&E Charge	0.50%
Total	1.90%
Original Contract with Enhanced GMIB and Earnings Protection GMDB …
Additional M&E Charge	0.50%
Total	1.90%
(1)
Upon the death of the Owner, we continue to assess a Separate Account annual expense of 1.40% (a M&E charge of 1.25% and an administrative charge of 0.15%) when paying the death benefit under death benefit payment Option B, or with variable Annuity Payments or optional payments under death benefit payment Option C, as noted in prospectus section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.

If you select variable Traditional Annuity Payments during the Annuity Phase we assess Separate Account annual expense of 1.40% (a M&E charge of 1.25% and an administrative charge of 0.15%).
Withdrawal Charge During the Accumulation Phase
(as a percentage of each Purchase Payment withdrawn)
Number of Complete Contract Years Since We Received Your Purchase Payment	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5 Contract Years or more	0%
If you take variable Traditional Annuity Payments under Annuity Options 2, 4, or 6, and take a liquidation we assess a commutation fee or withdrawal charge as indicated under Liquidations on Contracts Offered Before April 29, 2005 in this SAI.
For more details on the other charges of Original Contracts, please see the Fee Tables and section 7, Expenses in the prospectus.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

GUARANTEED MINIMUM INCOME BENEFITS
The Original Contract automatically included the Traditional GMIB for no additional charge. When you purchased the Contract, you could instead select the Enhanced GMIB for an additional M&E charge. You cannot remove a GMIB from your Contract, and you cannot stop GMIB Payments once they begin. GMIB Payments cannot begin before the seventh Contract Anniversary. Depending on the Annuity Option you select, your GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date the Payee may receive less than your investment in the Contract.
The GMIBs guarantee a minimum amount of fixed Annuity Payments (GMIB Payments) during the Annuity Phase based on a guaranteed value and the guaranteed fixed payout rates stated in your Contract.
The guaranteed value for the Traditional GMIB is:
•	total Purchase Payments received,
•	reduced by the percentage of Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization, or
•	reduced by the dollar amount applied to a GMIB Partial Annuitization.
The guaranteed value for the Enhanced GMIB Payments is the greater of:
•	A 5% annual increase on Purchase Payments (5% AIA).
•	The Maximum Anniversary Value (MAV).
See the discussion later in this section more information on how we calculate 5% AIA and the MAV.
If you take a GMIB Partial Annuitization, we continue to calculate the guaranteed value, but it will decrease because of the Partial Annuitization. If you take a GMIB Full Annuitization, we no longer calculate the guaranteed value on or after the Income Date.
GMIB FULL ANNUITIZATION: There may be situations where the guaranteed value used to calculate GMIB Payments is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We base your Annuity Payments on whichever amount (the guaranteed value or Contract Value) produces the greater payment. For the Enhanced GMIB, if the Traditional Annuity Payments are greater than the GMIB Payments, you will have paid for the benefit without receiving the advantages of the Enhanced GMIB.

GMIB Payments
GMIB Payments can begin on or after the seventh Contract Anniversary. You must submit your request to begin payments within 30 days following a Contract Anniversary by completing an income option election form. You can take either a Full Annuitization, or Partial Annuitization(s) if the guaranteed value is greater than the Contract Value.
GMIB Payments begin after we receive your request in Good Order at our Service Center. We make payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled payment date does not fall on a Business Day, we make payment to you on the next Business Day. You can receive payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make payment to you on the next Business Day.
When the GMIBs End
If GMIB Payments have not begun, your GMIB ends upon the earliest of the following.
•	The Business Day that the guaranteed value and Contract Value are both zero.
•	The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.
•	When the Contract ends.
•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).
Each portion of the Contract that you apply to GMIB Payments ends upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and either when the guaranteed period expires, or when we pay any final lump sum.
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

•	Under Annuity Option 6, the expiration of the specified period certain.
•	When the Contract ends.
The GMIB may have limited usefulness if you have a Qualified Contract subject to a RMD. If you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, you may not be able to exercise your GMIB. You should consider whether the GMIB is appropriate for your situation if you plan to exercise you GMIB after your RMD beginning date. For information on the taxation of GMIB Payments, please see prospectus section 12, Taxes.

CALCULATION OF THE 5% AIA AND MAV UNDER THE ENHANCED GMIB AND ENHANCED GMDB
5% Annual Increase Amount (5% AIA)
The 5% AIA was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the 5% AIA as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•	We reduce it by the dollar amount applied to a GMIB Partial Annuitization,
On each Contract Anniversary before the end date, we increase the 5% AIA determined at the end of prior Business Day (after deduction of all Contract fees and expenses) by 5%. On and after the end date, we no longer apply the 5% increase.
Maximum Anniversary Value (MAV)
The MAV was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the MAV as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•	We reduce it by the dollar amount applied to a GMIB Partial Annuitization,
On each Contract Anniversary before the end date, we compare the MAV to the Contract Value using values determined at the end of prior Business Day (after deduction of all Contract fees and expenses) and increase the MAV to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any annual investment gains.
The end date for the 5% AIA and MAV
The end date occurs on the earliest of:
•	the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), or
•	the end of the Business Day we receive the first Valid Claim from any one Beneficiary.
CV PLUS UNDER THE EARNINGS PROTECTION GMDB
CV Plus is equal to the Contract Value,
Plus
•	If you were age 69 or younger on the Issue Date, 40% of the lesser of (a) or (b), or
•	If you were age 70 or older on the Issue Date, 25% of the lesser of (a) or (b), where:
	(a)	Is the Contract Value determined as of the end of the Business Day during which we receive a Valid Claim, minus total Purchase Payments received.
	(b)	Is total Purchase Payments.
For more details on the Earnings Protection GMDB, please see prospectus section 10, Death Benefit.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

MAY 2003 CONTRACTS

The May 2003 Contract first became available on May 5, 2003 and was replaced in most states by the May 2006 Contract beginning May 1, 2006. May 2003 Contracts differ from the May 2006 Contract described in the prospectus as follows:
•	The free withdrawal privilege was less: 10% of your total Purchase Payments. Any unused partial withdrawal privilege in one Contract Year is added to the amount available next year.
•
If you take variable Traditional Annuity Payments under Annuity Options 2, 4, or 6, we allow withdrawals during the Annuity Phase subject to a commutation fee or withdrawal charge (see Liquidations on Contracts Offered Before April 29, 2005).

•	Offered the Traditional PRIME Benefit and Enhanced PRIME Benefit for an additional M&E charge that cannot increase. You cannot remove a PRIME Benefit from your Contract after the Issue Date.
•	We calculate the PB Value differently under the PRIME Benefits, and it cannot increase after GPWB Payments begin.
-	Under the Traditional PRIME Benefit we base the PB Value on total Purchase Payments adjusted for withdrawals.
-	Under the Enhanced PRIME Benefit we base the PB Value on the 3% AIA, 7% AIA, or MAV. The 7% AIA was not available to Contracts issued in Washington, and it does not have a reset feature.
•	GPWB Payments do not have a step up feature, payments are only available annually, you cannot change the GPWB Payment amount after payments begin, and there is no required minimum payment.
•	GPWB Payments reduce the guaranteed death benefit value differently as discussed under Using PRIME Benefits later in this section.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

EXPENSES
The Separate Account annual expenses for the May 2003 Contract are as follows.
Separate Account Annual Expenses (as a percentage of each Investment Options’ net asset value)(1)
May 2003 Contract without optional benefits…
Mortality and Expense Risk (M&E) Charge	1.35%
Administrative Charge	0.15%
Total	1.50%
May 2003 Contract with Enhanced GMDB…
Additional M&E Charge	0.30%
Total	1.80%
May 2003 Contract with Earnings Protection GMDB…
Additional M&E Charge	0.30%
Total	1.80%
May 2003 Contract with Traditional PRIME Benefit and Traditional GMDB…
Additional M&E Charge	0.20%
Total	1.70%
May 2003 Contract with Traditional PRIME Benefit and Enhanced GMDB…
Additional M&E Charge	0.15%
Total	1.95%
May 2003 Contract with Traditional PRIME Benefit and Earnings Protection GMDB…
Additional M&E Charge	0.20%
Total	2.00%
May 2003 Contract with Enhanced PRIME Benefit and Traditional GMDB…
Additional M&E Charge	0.70%
Total	2.20%
May 2003 Contract with Enhanced PRIME Benefit and Enhanced GMDB…
Additional M&E Charge	0.60%
Total	2.40%
May 2003 Contract with Enhanced PRIME Benefit and Earnings Protection GMDB…
Additional M&E Charge	0.65%
Total	2.45%
(1)
Upon the death of the Owner, we continue to assess a Separate Account annual expense of 1.50% (a M&E charge of 1.35% and an administrative charge of 0.15%) when paying the death benefit under death benefit payment Option B, or with variable Annuity Payments or optional payments under death benefit payment Option C, as noted in prospectus section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.

If you select variable Traditional Annuity Payments during the Annuity Phase we assess Separate Account annual expense of 1.50% (a M&E charge of 1.35% and an administrative charge of 0.15%).
If you take variable Traditional Annuity Payments under Annuity Options 2, 4, or 6, and take a liquidation we assess a commutation fee or withdrawal charge as indicated under Liquidations on Contracts Offered Before April 29, 2005 in this SAI.
For more details on the other charges of May 2003 Contracts, please see the Fee Tables and section 7, Expenses in the prospectus.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

PROTECTED RETIREMENT INCOME MADE EASY (PRIME) BENEFITS
The PRIME Benefits were available at issue for an additional M&E charge.
We designed the PRIME Benefits for Owners who want flexibility in the way they turn accumulated retirement assets into a stream of fixed retirement income and can wait at least seven years before taking income. The PRIME Benefits include a GPWB and a GMIB. GPWB provides a guaranteed minimum amount of income in the form of partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. The GMIB provides a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date the Payee may receive less than your investment in the Contract.
Although you cannot remove a PRIME Benefit from your Contract, you can end GPWB by:
•	taking an Excess Withdrawal of the total Contract Value, or
•	requesting a Full Annuitization.
Although you can elect to stop GPWB Payments and end the GPWB, you cannot elect to stop GMIB Payments after they have begun.
PRIME BENEFITS OVERVIEW
The GPWB guarantees a minimum amount of income in the form of partial withdrawals during the Accumulation Phase based on the PB Value.
With the Traditional PRIME Benefit, on the date GPWB Payments begin you can take up to 10% of your PB Value, which is the greatest of:
•	Total Purchase Payments adjusted for withdrawals (Total Purchase Payments).
•	The Contract Value on the prior Contract Anniversary.
With the Enhanced PRIME Benefit, on the date GPWB Payments begin the PB Value is either:
•	A 3% annual increase on Purchase Payments (3% AIA). The 3% AIA is subject to a maximum of 1.5 times your total Purchase Payments received reduced for each partial withdrawal.
•
A 7% annual increase on Purchase Payments received in the first five rider years adjusted for withdrawals (7% AIA). The 7% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years reduced for each partial withdrawal.

•	The Maximum Anniversary Value (MAV).
•	The Contract Value on the prior Contract Anniversary.
With the 7% AIA, your GPWB Payments are limited to 5% of the PB Value. However, you can take up to 10% of your PB Value with the 3% AIA or MAV.
The GMIB guarantees a minimum amount of fixed Annuity Payments during the Annuity Phase based on PB Value and the guaranteed fixed payout rates stated in your Contract, which use a 1% interest rate if you select Annuity Option 6 or the PB Value is the 7% AIA. You can take GMIB Payments under a Full Annuitization, or as Partial Annuitization(s) before GPWB Payments begin if PB Value is greater than Contract Value.
On the date GMIB Payments begin, the Traditional PRIME Benefit’s PB Value is Total Purchase Payments, and the Enhanced PRIME Benefit’s PB Value is either the 3% AIA, 7% AIA, or MAV. All Annuity Options are available for GMIB Payments if you have the Traditional PRIME Benefit, or if you have the Enhanced PRIME Benefit and your PB Value is the 3% AIA or MAV. However, with the 7% AIA only Annuity Options 2 and 4 are available.
PB VALUE
We base GPWB Payments and/or GMIB Payments on the PB Value.
On the Rider Effective Date, and on each Business Day before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization, the Traditional PRIME Benefit’s PB Value includes Total Purchase Payments, and Enhanced PRIME Benefit’s PB Value includes 3%AIA, 7% AIA, and MAV.
If you have the Traditional PRIME Benefit and request GPWB Payments, on the date GPWB Payments begin you can take up to 10% of the PB Value, which is the greater of Total Purchase Payments, or Contract Value on the prior Contract Anniversary (calculated as discussed below).

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

If you have the Enhanced PRIME Benefit and request GPWB Payments, we calculate your GPWB Payments on the date payments begin as follows.
If MAV is greater than both the 3% AIA and 7% AIA…
You can take up to 10% the PB Value, which is the greater of: - the MAV determined at the end of the prior Business Day, or - the Contract Value as of the prior Contract Anniversary.
If MAV is less than both the 3% AIA and 7% AIA…
You are willing to limit GPWB Payments to 5% of the PB Value, the PB Value is the greater of:….
• 7% AIA determined at the end of the prior Business Day, or
• the Contract Value as of the prior Contract Anniversary.

You want to take GPWB Payments of up to 10% of the PB Value, the PB Value is the greater of:….
• the 3% AIA determined at the end of the prior Business Day, or
• the Contract Value as of the prior Contract Anniversary.

If only the 7% AIA is greater than the MAV…
You are willing to limit GPWB Payments to 5% of the PB Value, the PB Value is the greater of:….
• 7% AIA determined at the end of the prior Business Day, or
• the Contract Value as of the prior Contract Anniversary.

You want to take GPWB Payments of up to 10% of the PB Value, the PB Value is the greater of:….
• the MAV determined at the end of the prior Business Day, or
• the Contract Value as of the prior Contract Anniversary.

We compute the the Contract Value on the prior Contract Anniversary for both the Traditional PRIME Benefit and Enhanced PRIME Benefit as follows:
• Contract Value determined at the end of the last Business Day before the prior Contract Anniversary,
• less any withdrawals or amounts applied to a traditional Partial Annuitization taken since that date, and
• reduced proportionately by the percentage of PB Value applied to any GMIB Partial Annuitization taken since that date.

If you request GMIB Payments, on the date GMIB Payments begin the Traditional PRIME Benefit’s PB Value is Total Purchase Payments, and the Enhanced PRIME Benefit’s PB Value is as follows.
•	If the MAV is greater than both the 3% AIA and 7% AIA, the PB Value is the MAV.
•	If the MAV is less than both the 3% AIA and 7% AIA, you can decide whether to set the PB Value equal to the 3% AIA or 7% AIA
•	If only the 7% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 7% AIA or MAV.
When you can decide to set the Enhanced PRIME Benefit’s PB Value equal the 7% AIA, keep in mind that the 7% AIA is only available if you select Annuity Options 2, or 4. Different Annuity Options can provide higher or lower GMIB Payments. Because the 7% AIA is only available under Annuity Options 2 and 4, it is possible that an Annuity Option other than 2 or 4, combined with a lower 3% AIA or MAV, could result in a higher Enhanced GMIB Payment. In this instance, you can compare Enhanced GMIB Payments available with the 7% AIA and 3% AIA or MAV, and choose the Annuity Option that you feel is most appropriate.
Total Purchase Payments
While the Traditional PRIME Benefit is in effect, we only calculate Total Purchase Payments before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization, and it is equal to:
•	total Purchase Payments received,
•	reduced by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization, and
•	reduced by the dollar amount applied to GMIB Payments if you take a GMIB Partial Annuitization.
3% Annual Increase Amount (3% AIA)
While the Enhanced PRIME Benefit is in effect, we only calculate the 3% AIA before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization.
On the Issue Date, the 3% AIA was initially equal to the Purchase Payment received on the Issue Date.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

At the end of each Business Day, we adjust the 3% AIA as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•	If you take a GMIB Partial Annuitization based on the:
–	3% AIA, we reduce it by the dollar amount applied to GMIB Payments.
–	7% AIA, we reduce it by the percentage of 7% AIA applied to GMIB Payments.
–	MAV, we reduce it by the percentage of MAV applied to GMIB Payments.
On each Contract Anniversary before the end date, we increase the 3% AIA determined at the end of prior Business Day (after deduction of all Contract fees and expenses) by 3%. On and after the end date, we no longer apply the 3% increase.
We limit the 3% AIA to a maximum of:
•	1.5 times the total Purchase Payments received,
•	reduced by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•	reduced proportionately by the percentage of PB V applied to each GMIB Partial Annuitization.
7% Annual Increase Amount (7% AIA)
While the Enhanced PRIME Plus Benefit is in effect, we only calculate the 7% AIA before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization.
If the endorsement effective date was the Issue Date, the 7% AIA was initially equal to the Purchase Payment received on the Issue Date. If the endorsement effective date was after the Issue Date, on the endorsement effective date it was equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day, we adjust the 7% AIA as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•	If you take a GMIB Partial Annuitization based on the:
–	3% AIA, we reduce it by the percentage of 3% AIA applied to GMIB Payments.
–	7% AIA, we reduce it by the dollar amount applied to GMIB Payments.
–	MAV, we reduce it by the percentage of MAV applied to GMIB Payments.
On each Contract Anniversary before the end date, we increase the 7% AIA determined at the end of prior Business Day (after deduction of all Contract fees and expenses) by 7%. On and after the end date, we no longer apply the 7% increase.
We limit the 7% AIA to a maximum of:
•	2 times the total Purchase Payments received in the first five Contract Years,
•	reduced by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•	reduced proportionately by the percentage of PB V applied to each GMIB Partial Annuitization.
Maximum Anniversary Value (MAV)
While the Enhanced PRIME Benefit is in effect, we only calculate the MAV before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization.
On the Issue Date, the MAV was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the MAV as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn (including any withdrawal charge) or applied to a traditional Partial Annuitization.
•	If you take a GMIB Partial Annuitization based on the:
–	3% AIA, we reduce it by the percentage of 3% AIA applied to GMIB Payments.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

–	7% AIA, we reduce it by the percentage of 7% AIA applied to GMIB Payments.
–	MAV, we reduce it by the dollar amount applied to GMIB Payments.
On each Contract Anniversary before the end date, we compare the MAV to the Contract Value using values determined at the end of the prior Business Day (after deduction of all Contract fees and expenses) and increase the MAV to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any annual investment gains.
The end date for the 3% AIA, 7% AIA, and MAV
The end date is the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual).
USING PRIME BENEFITS
GPWB Payments and GMIB Payments can begin on or after the seventh Contract Anniversary. You must submit your request to begin payments within 30 days following a Contract Anniversary. You can choose to take GPWB Payments, GMIB Payments, or both subject to the restrictions listed here.
You request GPWB Payments by completing a GPWB Payment election form. Once you select the GPWB Payment amount, you cannot change it.
You request GMIB Payments by completing the annuitization forms packet. You can take either a Full Annuitization, or before GPWB Payments begin, you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value.
Payments begin after we receive your request in Good Order at our Service Center. We make GPWB Payments to you beginning on the 30th day after your Contract Anniversary. If your Contract Anniversary is the 1st through the 10th of the month, we make GMIB Payments to you beginning on the 1st of the next month (e.g., if your Contract Anniversary is August 5th, GMIB Payments begin on September 1st). If your Contract Anniversary is on or after the 11th of the month, we make GMIB Payments to you beginning on the 1st of the second month that occurs after your Contract Anniversary (e.g., if your Contract Anniversary is August 12th, GMIB Payments begin on October 1st). GPWB Payments are only available on an annual basis. However, you can receive GMIB Payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make payment to you on the next Business Day.
GPWB PAYMENTS
After the date GPWB Payments begin:
•	We no longer calculate the Total Purchase Payments if you have the Traditional PRIME Benefit, or 3% AIA, 7% AIA, or MAV if you have the Enhanced PRIME Benefit.
•	You cannot take new Partial Annuitizations. If you take a Full Annuitization, GPWB Payments stop and the GPWB ends.
•	For Contracts issued in Connecticut, Florida or New Jersey, you cannot make additional Purchase Payments, so you also cannot start a new DCA Fixed Option.
•	Any active automatic investment plan, systematic withdrawal and/or minimum distribution programs end.
•	The partial withdrawal privilege is not available.
•	The additional M&E charge for PRIME Benefit continues until the GPWB ends.
•	If you have Enhanced GMDB or Earnings Protection GMDB, its additional M&E charge continues until the benefit ends.
•
The Contract Value continues to fluctuate as a result of Investment Choice performance, and it decreases on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawal, and the deduction of Contract charges other than the Separate Account annual expenses.

-
An Excess Withdrawal is an additional withdrawal you take while you are receiving GPWB Payments. An Excess Withdrawal is subject to any applicable withdrawal charge and reduces the Withdrawal Charge Basis. Excess Withdrawals may decrease the time over which you receive GPWB Payments, or cause your GPWB Payments to stop and your GPWB to end.

•
The guaranteed death benefit value no longer increases. Each GPWB Payment reduces the guaranteed death benefit value on a dollar for dollar basis, and each Excess Withdrawal (including any withdrawal charge) reduces the guaranteed death benefit value proportionately by the percentage of Contract Value withdrawn.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

•
We deduct each GPWB Payment and any Excess Withdrawal proportionately from the Investment Options. You can continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions in prospectus section 5, Investment Options – Transfers Between Investment Options.

•	The PB Value no longer increases, and each GPWB Payment and Excess Withdrawal reduces the PB Value as follows:
–	GPWB Payments reduces the PB Value on a dollar for dollar basis, and
–	Excess Withdrawals taken during the Contract Year reduce the PB Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge).
Once the PB Value is less than the GPWB Payment amount, you receive one last GPWB Payment that is equal to the remaining PB Value.
If your Contract Value reduces to zero but your PB Value is positive, you will continue to receive GPWB Payments until we payout the total PB Value. If you take the maximum GPWB Payment available to you and take no Excess Withdrawals, we would pay the PB Value to you:
•	within ten years if you take 10% of the PB Value, or
•	within 20 years if you take 5% of the PB Value.
If there is Contract Value remaining after we have paid out the total PB Value, you can elect to either:
•
receive a lump sum payment of the entire remaining Contract Value (less any withdrawal charges), the Accumulation Phase of the Contract ends, and the Contract ends unless we are also making Annuity Payments under a prior Partial Annuitization; or

•	request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value.
We send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we pay you the entire remaining Contract Value (less any withdrawal charges) in a lump sum, the Accumulation Phase ends, and the Contract ends unless we are also making Annuity Payments under a prior Partial Annuitization.
We treat GPWB Payments as withdrawals for tax purposes as discussed in prospectus section 12, Taxes – Taxation of GPWB Payments.

GMIB PAYMENTS
If you take a Full Annuitization:
•	The Accumulation Phase ends and the Annuity Phase begins.
•
On or after the Income Date we no longer calculate the PB Value or its underlying values (the Total Purchase Payments if you have the Traditional PRIME Benefit, or 3% AIA, 7% AIA, or MAV if you have the Enhanced PRIME Benefit).

•	You death benefit ends.
•	If you were taking GPWB Payments, they stop and the GPWB ends.
•
The portion of the Contract that you apply to GMIB Payments is no longer subject to the Separate Account annual expense, but any portion of the Contract that you applied to variable Traditional Annuity Payments continues to be subject to a 1.50% Separate Account annual expense.

GMIB FULL ANNUITIZATION: There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greater payment. If the Traditional Annuity Payments are greater than the GMIB Payments, you will have paid for your PRIME Benefit without receiving the advantages of the GMIB.

If you take a Partial Annuitization:
•	The Annuity Phase begins and the Accumulation Phase continues.
•
For Contracts issued in Connecticut, Florida or New Jersey, you can make additional Purchase Payments for any portion of the Contract is still in the Accumulation Phase subject to the $1 million maximum stated in prospectus section 3.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

•
We continue to calculate the PB Value. However, the Partial Annuitization reduces its underlying values (Total Purchase Payments if you have the Traditional PRIME Benefit, or 3% AIA, 7% AIA, or MAV if you have the Enhanced PRIME Benefit).

•	Your death benefit and the GPWB continue to be available to you.
•	The Contract Value continues to fluctuate as a result of Investment Choice performance.
•
The Partial Annuitization reduces each Purchase Payment, Contract Value, and the guaranteed death benefit value by the percentage of PB Value you apply to GMIB Payments. However, GMIB Payments do not reduce the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

•
The portion of the Contract that you apply to GMIB Payments is no longer subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments continues to be subject to the appropriate Separate Account annual expense.

The GMIB may have limited usefulness if you have a Qualified Contract subject to a RMD. If you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, you may not be able to exercise the GMIB. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date.

WHEN GPWB ENDS
GPWB ends upon the earliest of the following.
•	The Business Day you take an Excess Withdrawal of the total Contract Value.
•	The Business Day that the PB Value and Contract Value are both zero.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	When the Contract ends.
•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).
WHEN GMIB ENDS
If you have not exercised GMIB, it ends upon the earliest of the following.
•	The Business Day that the PB Value and Contract Value are both zero.
•	The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.
•	When the Contract ends.
•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).
Each portion of the Contract that you apply to GMIB Payments ends upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and either when the guaranteed period expires, or when we pay any final lump sum.
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	Under Annuity Option 6, the expiration of the specified period certain.
•	When the Contract ends.

LIQUIDATIONS ON CONTRACTS OFFERED BEFORE APRIL 29, 2005

For Original and May 2003 Contracts issued before April 29, 2005, if you request variable Traditional Annuity Payments under Annuity Options 2, 4, or 6 you may be able to take withdrawals (“liquidations”) during the Annuity Phase before the guaranteed period ends. For Annuity Options 2 and 4, we also require that at least one Annuitant be alive and we only allow one liquidation each Contract Year. The maximum amount you can liquidate under Annuity Options 2 and 4 is 75% of the total liquidation value calculated as the sum of the total liquidation value at the time of each partial liquidation. The minimum amount you can liquidate under Annuity Options 2 and 4 is the lesser of $500, or the remaining total liquidation value. Under Annuity Option 6, you can liquidate 100% of the total liquidation value with no required minimum. The total liquidation value is the present value of the remaining guaranteed number of variable Traditional Annuity Payments, based on the Annuity Payment’s current value, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation. Liquidations are subject to a commutation fee or withdrawal charge as discussed below. We subtract the commutation fee or withdrawal charge from the amount you requested and send you the

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

remaining amount. We pay liquidations within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion section 8, Access to Your Money). After a partial liquidation, we reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee or withdrawal charge. Under Annuity Options 2 and 4, after the guaranteed period ends, we restore the number of annuity units used in calculating the monthly variable Traditional Annuity Payments to their original value as if you had not taken any liquidations.
Commutation Fee During the Annuity Phase under Annity Option 2 and 4
(as a percentage of amount liquidated)
Number of Complete Years Since Income Date	Charge
0	5%
1	4%
2	3%
3	2%
4 years or more	1%
Withdrawal Charge During the Annuity Phase under Annuity Option 6
(as a percentage of amount liquidated)
Number of Complete Contract Years Since Receipt of Purchase Payment	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6 Contract Years or more	0%
We assess the commutation fee and/or the withdrawal charge to cover lost revenue as well as internal costs incurred in conjunction with the liquidation.

FINANCIAL STATEMENTS

The audited statutory financial statements of Allianz Life as of and for the year ended December 31, 2019 are included in Part C of the Registration Statement and are incorporated herein by reference. The statutory financial statements should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year or periods ended December 31, 2019 are also included in Part C of the Registration Statement and are incorporated herein by reference.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

APPENDIX A – DEATH OF THE OWNER AND/OR ANNUITANT

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
• We pay a death benefit to the the Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract. If you selected a PRIME Benefit, unless the Contract is continued by a survinvng spouse/Beneficiary the GPWB ends and the GMIB is no longer available.
• The death benefit is the greater of the Contract Value or the guaranteed death benefit value.
- Under the Traditional GMDB the guaranteed death benefit value is total Purchase Payments adjusted for withdrawals.
- Under the Enhanced GMDB the guaranteed death benefit value is the greater of the 5% AIA or MAV if you have an Original Contract, or the greater of the 3% AIA or MAV if you have a May 2003 Contract or May 2006 Contract.
- Under the Earnings Protection GMDB the guaranteed death benefit value is the greater of Total Payments, or CV Plus.
• If a surviving spouse Beneficiary continues the Contract, as of the end of the Businsess Day we receive their Valid Claim:
- we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
- the surviving spouse becomes the new Owner, and
- the Accumulation Phase continues.

• The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
• If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
• If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows:
- Annuity Option 1 or 3, payments end.
- Annuity Option 2 or 4, payments end when the guaranteed period ends, or when we pay any final lump sum.
- Annuity Option 5, payments end and the Payee may receive a lump sum refund.
- Annuity Option 6, payments end when the guaranteed period ends.
• If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

UPON THE DEATH OF A JOINT OWNER (NOTE: We do not allow Joint Owners to take Partial Annuitizations)
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
• The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
• We pay a death benefit to the surviving Joint Owner unless he or she is the surviving spouse and continues the Contract. If you selected a PRIME Benefit, unless the Contract is continued by a survinvng spouse/Beneficiary the GPWB ends and the GMIB is no longer available.
• The death benefit is the greater of the Contract Value or the guaranteed death benefit value.
- Under the Traditional GMDB the guaranteed death benefit value is total Purchase Payments adjusted for withdrawals.
- Under the Enhanced GMDB the guaranteed death benefit value is the greater of the 5% AIA or MAV if you have an Original Contract, or the greater of the 3% AIA or MAV if you have a May 2003 Contract or May 2006 Contract.
- Under the Earnings Protection GMDB the guaranteed death benefit value is the greater of Total Payments, or CV Plus.
• If a surviving Joint Owner who is also a surviving spouse continues the Contract, as of the end of the Businsess Day we receive their Valid Claim:
- we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
- the surviving Joint Owner/spouse becomes the new Owner, and
- the Accumulation Phase continues.

• If we are still required to make Annuity Payments under the selected Annuity Option, the surviving Joint Owner becomes the sole Owner.
• If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows:
- Annuity Option 1 or 3, payments end.
- Annuity Option 2 or 4, payments end when the guaranteed period ends, or when we pay any final lump sum.
- Annuity Option 5, payments end and the Payee may receive a lump sum refund.
- Annuity Option 6, payments end when the guaranteed period ends.
• If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract applied to Annuity Payments
• If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we do not pay a death benefit. The Owner can name a new Annuitant subject to our approval.
• If the deceased Annuitant was a sole Owner, we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. If the Contract is continued by a suviving spouse, the new spouse Owner can name a new Annuitant subject to our approval.
• If the deceased Annuitant was a Joint Owner, we pay a death benefit as discussed in the “Upon the Death of a Joint Owner” table. If the Contract is continued by a suviving Joint Owner who is also a surviving spouse, the surviving Joint Owner can name a new Annuitant subject to our approval.
• If the Contract is owned by a non-individual, we treat the death of the Annuitant as the death of a sole Owner, and we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. For non-individually owned Contracts, spousal continuation is only available if the Contract is Qualified, owned by a qualified plan or a custodian, and the suviving spouse is named as the sole contingent Beneficiary.

• If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows:
- Annuity Option 1 or 3, payments end.
- Annuity Option 2 or 4, payments end when the guarantee period ends, or when we pay any final lump sum.
- Annuity Option 5, payments end and the Payee may receive a lump sum refund.
- Annuity Option 6, payments end when the guaranteed period ends.
• If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new sole Owner.
• If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the new sole Owner.

UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: We only allow joint Annuitants on Full Annuitization)
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract applied to Annuity Payments
• Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Option 3, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. Under Annuity Option 4, Annuity Payments to the Payee continue until either the guaranteed period ends, or when we pay any final lump sum.

• No death benefit is payable.
• If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new Owner.
• If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

APPENDIX B – CONDENSED FINANCIAL INFORMATION

The financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.
AUV information corresponding to the highest and lowest combination of charges for May 2006 Contracts is found in Appendix A to the prospectus. AUV information listing the additional combinations of charges for all other older Contracts no longer offered is found below.
This information should be read in conjunction with the financial statements and related Separate Account notes that are included in Part C of the Registration Statement.
[To be updated upon amendment]
ADDITIONAL COMBINATIONS OF BENEFIT OPTIONS	SEPARATE ACCOUNT ANNUAL EXPENSES(1)
Original Contract with Traditional GMDB and Traditional GMIB	1.40%
Original Contract with Earnings Protection GMDB and Traditional GMIB	1.60%
Original Contract with Traditional GMDB and Enhanced GMIB	1.70%
Original Contract with Enhanced GMDB and Traditional GMIB	1.70%
May 2003 Contract with Traditional GMDB and Traditional PRIME Benefit	1.70%
May 2006 Base and May 2003 Contract with Enhanced GMDB	1.80%
May 2006 Base and May 2003 Contract with Earnings Protection GMDB	1.80%
Original Contract with Enhanced GMDB and Enhanced GMIB	1.90%
Original Contract with Earnings Protection GMDB and Enhanced GMIB	1.90%
May 2003 Contract with Enhanced GMDB and Traditional PRIME Benefit	1.95%
May 2003 Contract with Earnings Protection GMDB and Traditional PRIME Benefit	2.00%
May 2003 Contract with Traditional GMDB and Enhanced PRIME Benefit	2.20%
May 2006 Contract with Traditional GMDB and PRIME Plus Benefit	2.20%
May 2003 Contract with Enhanced GMDB and Enhanced PRIME Benefit	2.40%
(1)
The Separate Account annual expenses for a May 2003 Contract with Traditional GMDB and No PRIME Benefit (1.50%) and a May 2003 Contract with Earnings Protection GMDB and Enhanced PRIME Benefit (2.45%) are the same as the expenses for May 2006 Contracts, therefore the AUV information is included in the prospectus.

(Number of Accumulation Units in thousands)
INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL Balanced Index Strategy Fund
1.40%
	12/31/2009	N/A	10.035	0
	12/31/2010	10.035	10.934	0
	12/31/2011	10.934	11.042	0
	12/31/2012	11.042	12.008	0
	12/31/2013	12.008	13.372	2
	12/31/2014	13.372	13.993	0
	12/31/2015	13.993	13.800	1
	12/31/2016	13.800	14.527	1
	12/31/2017	14.527	15.973	1

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
1.60%
	12/31/2009	N/A	10.031	0
	12/31/2010	10.031	10.908	0
	12/31/2011	10.908	10.994	0
	12/31/2012	10.994	11.932	0
	12/31/2013	11.932	13.261	0
	12/31/2014	13.261	13.848	0
	12/31/2015	13.848	13.630	0
	12/31/2016	13.630	14.319	0
	12/31/2017	14.319	15.714	0
1.70%
	12/31/2009	N/A	10.029	14
	12/31/2010	10.029	10.895	24
	12/31/2011	10.895	10.970	27
	12/31/2012	10.970	11.894	55
	12/31/2013	11.894	13.205	63
	12/31/2014	13.205	13.776	52
	12/31/2015	13.776	13.546	121
	12/31/2016	13.546	14.217	132
	12/31/2017	14.217	15.585	123
1.80%
	12/31/2009	N/A	10.027	0
	12/31/2010	10.027	10.882	19
	12/31/2011	10.882	10.946	21
	12/31/2012	10.946	11.856	22
	12/31/2013	11.856	13.150	31
	12/31/2014	13.150	13.705	46
	12/31/2015	13.705	13.462	28
	12/31/2016	13.462	14.115	36
	12/31/2017	14.115	15.458	30
1.90%
	12/31/2009	N/A	10.025	55
	12/31/2010	10.025	10.869	88
	12/31/2011	10.869	10.922	74
	12/31/2012	10.922	11.818	183
	12/31/2013	11.818	13.095	184
	12/31/2014	13.095	13.634	193
	12/31/2015	13.634	13.379	220
	12/31/2016	13.379	14.014	218
	12/31/2017	14.014	15.332	215
1.95%
	12/31/2009	N/A	10.024	0
	12/31/2010	10.024	10.863	0
	12/31/2011	10.863	10.910	9
	12/31/2012	10.910	11.799	8
	12/31/2013	11.799	13.067	8
	12/31/2014	13.067	13.599	7
	12/31/2015	13.599	13.337	6
	12/31/2016	13.337	13.963	6
	12/31/2017	13.963	15.270	7

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
2.00%
	12/31/2009	N/A	10.023	0
	12/31/2010	10.023	10.856	0
	12/31/2011	10.856	10.898	0
	12/31/2012	10.898	11.780	0
	12/31/2013	11.780	13.040	0
	12/31/2014	13.040	13.563	0
	12/31/2015	13.563	13.296	0
	12/31/2016	13.296	13.913	0
	12/31/2017	13.913	15.207	0
2.20%
	12/31/2009	N/A	10.019	182
	12/31/2010	10.019	10.830	246
	12/31/2011	10.830	10.850	300
	12/31/2012	10.850	11.705	329
	12/31/2013	11.705	12.931	361
	12/31/2014	12.931	13.423	405
	12/31/2015	13.423	13.132	486
	12/31/2016	13.132	13.714	669
	12/31/2017	13.714	14.960	669
2.40%
	12/31/2009	N/A	10.015	55
	12/31/2010	10.015	10.804	197
	12/31/2011	10.804	10.803	109
	12/31/2012	10.803	11.631	152
	12/31/2013	11.631	12.823	219
	12/31/2014	12.823	13.284	285
	12/31/2015	13.284	12.971	351
	12/31/2016	12.971	13.518	427
	12/31/2017	13.518	14.717	528
AZL DFA Five-Year Global Fixed Income Fund
1.40%
	12/31/2017	N/A	9.868	0
1.60%
	12/31/2017	N/A	9.815	0
1.70%
	12/31/2017	N/A	9.788	8
1.80%
	12/31/2017	N/A	9.762	0
1.90%
	12/31/2017	N/A	9.736	5
1.95%
	12/31/2017	N/A	9.723	0
2.00%
	12/31/2017	N/A	9.710	0
2.20%
	12/31/2017	N/A	9.658	3
2.40%
	12/31/2017	N/A	9.606	0

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL DFA Multi-Strategy Fund
1.40%
	12/31/2009	N/A	10.067	0
	12/31/2010	10.067	11.259	0
	12/31/2011	11.259	11.104	3
	12/31/2012	11.104	12.408	1
	12/31/2013	12.408	14.814	7
	12/31/2014	14.814	15.561	4
	12/31/2015	15.561	15.242	3
	12/31/2016	15.242	16.432	3
	12/31/2017	16.432	18.260	2
1.60%
	12/31/2009	N/A	10.063	0
	12/31/2010	10.063	11.232	0
	12/31/2011	11.232	11.055	0
	12/31/2012	11.055	12.329	0
	12/31/2013	12.329	14.690	0
	12/31/2014	14.690	15.400	0
	12/31/2015	15.400	15.054	0
	12/31/2016	15.054	16.197	0
	12/31/2017	16.197	17.963	0
1.70%
	12/31/2009	N/A	10.061	43
	12/31/2010	10.061	11.219	31
	12/31/2011	11.219	11.031	247
	12/31/2012	11.031	12.289	288
	12/31/2013	12.289	14.628	418
	12/31/2014	14.628	15.320	453
	12/31/2015	15.320	14.961	484
	12/31/2016	14.961	16.081	440
	12/31/2017	16.081	17.817	456
1.80%
	12/31/2009	N/A	10.059	15
	12/31/2010	10.059	11.205	13
	12/31/2011	11.205	11.007	22
	12/31/2012	11.007	12.250	25
	12/31/2013	12.250	14.567	38
	12/31/2014	14.567	15.241	36
	12/31/2015	15.241	14.869	33
	12/31/2016	14.869	15.965	33
	12/31/2017	15.965	17.671	30
1.90%
	12/31/2009	N/A	10.057	131
	12/31/2010	10.057	11.192	162
	12/31/2011	11.192	10.983	305
	12/31/2012	10.983	12.211	414
	12/31/2013	12.211	14.506	819
	12/31/2014	14.506	15.162	783
	12/31/2015	15.162	14.777	907
	12/31/2016	14.777	15.851	837
	12/31/2017	15.851	17.527	872

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
1.95%
	12/31/2009	N/A	10.056	0
	12/31/2010	10.056	11.185	0
	12/31/2011	11.185	10.971	5
	12/31/2012	10.971	12.192	5
	12/31/2013	12.192	14.476	9
	12/31/2014	14.476	15.123	15
	12/31/2015	15.123	14.731	9
	12/31/2016	14.731	15.794	5
	12/31/2017	15.794	17.455	2
2.00%
	12/31/2009	N/A	10.055	0
	12/31/2010	10.055	11.179	0
	12/31/2011	11.179	10.959	10
	12/31/2012	10.959	12.172	0
	12/31/2013	12.172	14.446	0
	12/31/2014	14.446	15.083	0
	12/31/2015	15.083	14.686	0
	12/31/2016	14.686	15.737	0
	12/31/2017	15.737	17.384	0
2.20%
	12/31/2009	N/A	10.051	520
	12/31/2010	10.051	11.152	487
	12/31/2011	11.152	10.911	1185
	12/31/2012	10.911	12.095	1384
	12/31/2013	12.095	14.325	2071
	12/31/2014	14.325	14.928	2211
	12/31/2015	14.928	14.505	2439
	12/31/2016	14.505	15.512	2061
	12/31/2017	15.512	17.101	1815
2.40%
	12/31/2009	N/A	10.047	317
	12/31/2010	10.047	11.125	315
	12/31/2011	11.125	10.863	1025
	12/31/2012	10.863	12.018	1595
	12/31/2013	12.018	14.205	2352
	12/31/2014	14.205	14.773	2472
	12/31/2015	14.773	14.326	2319
	12/31/2016	14.326	15.291	2013
	12/31/2017	15.291	16.824	1883
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
1.40%
	12/31/2009	N/A	10.218	0
	12/31/2010	10.218	11.085	0
	12/31/2011	11.085	10.731	7
	12/31/2012	10.731	12.145	7
	12/31/2013	12.145	14.147	9
	12/31/2014	14.147	14.248	9
	12/31/2015	14.248	13.283	9
	12/31/2016	13.283	13.952	9
	12/31/2017	13.952	15.288	3

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
1.60%
	12/31/2009	N/A	10.214	0
	12/31/2010	10.214	11.059	0
	12/31/2011	11.059	10.684	0
	12/31/2012	10.684	12.068	0
	12/31/2013	12.068	14.028	0
	12/31/2014	14.028	14.101	0
	12/31/2015	14.101	13.119	2
	12/31/2016	13.119	13.753	2
	12/31/2017	13.753	15.039	2
1.70%
	12/31/2009	N/A	10.212	4
	12/31/2010	10.212	11.046	18
	12/31/2011	11.046	10.661	98
	12/31/2012	10.661	12.029	205
	12/31/2013	12.029	13.970	308
	12/31/2014	13.970	14.028	305
	12/31/2015	14.028	13.038	207
	12/31/2016	13.038	13.654	186
	12/31/2017	13.654	14.917	133
1.80%
	12/31/2009	N/A	10.210	1
	12/31/2010	10.210	11.033	5
	12/31/2011	11.033	10.638	11
	12/31/2012	10.638	11.991	9
	12/31/2013	11.991	13.911	27
	12/31/2014	13.911	13.955	29
	12/31/2015	13.955	12.958	26
	12/31/2016	12.958	13.556	21
	12/31/2017	13.556	14.795	20
1.90%
	12/31/2009	N/A	10.208	5
	12/31/2010	10.208	11.020	17
	12/31/2011	11.020	10.614	255
	12/31/2012	10.614	11.953	247
	12/31/2013	11.953	13.853	423
	12/31/2014	13.853	13.883	440
	12/31/2015	13.883	12.878	385
	12/31/2016	12.878	13.459	343
	12/31/2017	13.459	14.674	259
1.95%
	12/31/2009	N/A	10.207	0
	12/31/2010	10.207	11.013	0
	12/31/2011	11.013	10.603	0
	12/31/2012	10.603	11.934	3
	12/31/2013	11.934	13.824	5
	12/31/2014	13.824	13.847	5
	12/31/2015	13.847	12.838	0
	12/31/2016	12.838	13.411	0
	12/31/2017	13.411	14.614	0

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
2.00%
	12/31/2009	N/A	10.206	0
	12/31/2010	10.206	11.006	0
	12/31/2011	11.006	10.591	0
	12/31/2012	10.591	11.915	0
	12/31/2013	11.915	13.795	0
	12/31/2014	13.795	13.811	0
	12/31/2015	13.811	12.798	0
	12/31/2016	12.798	13.362	0
	12/31/2017	13.362	14.554	0
2.20%
	12/31/2009	N/A	10.202	15
	12/31/2010	10.202	10.980	67
	12/31/2011	10.980	10.545	290
	12/31/2012	10.545	11.839	435
	12/31/2013	11.839	13.680	902
	12/31/2014	13.680	13.668	949
	12/31/2015	13.668	12.640	816
	12/31/2016	12.640	13.172	634
	12/31/2017	13.172	14.318	559
2.40%
	12/31/2009	N/A	10.198	8
	12/31/2010	10.198	10.954	70
	12/31/2011	10.954	10.499	249
	12/31/2012	10.499	11.763	297
	12/31/2013	11.763	13.565	753
	12/31/2014	13.565	13.527	996
	12/31/2015	13.527	12.485	1010
	12/31/2016	12.485	12.983	846
	12/31/2017	12.983	14.085	733
AZL Fidelity Institutional Asset Management Total Bond Fund
1.40%
	12/31/2016	N/A	10.205	24
	12/31/2017	10.205	10.493	23
1.60%
	12/31/2016	N/A	10.117	9
	12/31/2017	10.117	10.383	9
1.70%
	12/31/2016	N/A	10.073	141
	12/31/2017	10.073	10.327	125
1.80%
	12/31/2016	N/A	10.030	13
	12/31/2017	10.030	10.273	12
1.90%
	12/31/2016	N/A	9.747	334
	12/31/2017	9.747	9.973	285
1.95%
	12/31/2016	N/A	9.965	18
	12/31/2017	9.965	10.191	17
2.00%
	12/31/2016	N/A	9.944	0
	12/31/2017	9.944	10.164	0
2.20%
	12/31/2016	N/A	9.858	1075
	12/31/2017	9.858	10.057	890
2.40%
	12/31/2016	N/A	9.773	795
	12/31/2017	9.773	9.950	653

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL Gateway Fund
1.40%
	12/31/2010	N/A	10.102	0
	12/31/2011	10.102	10.267	10
	12/31/2012	10.267	10.544	0
	12/31/2013	10.544	11.275	1
	12/31/2014	11.275	11.462	1
	12/31/2015	11.462	11.526	1
	12/31/2016	11.526	11.915	11
	12/31/2017	11.915	12.862	10
1.60%
	12/31/2010	N/A	10.089	0
	12/31/2011	10.089	10.233	0
	12/31/2012	10.233	10.487	0
	12/31/2013	10.487	11.192	0
	12/31/2014	11.192	11.355	0
	12/31/2015	11.355	11.395	0
	12/31/2016	11.395	11.757	0
	12/31/2017	11.757	12.666	0
1.70%
	12/31/2010	N/A	10.082	4
	12/31/2011	10.082	10.216	34
	12/31/2012	10.216	10.459	29
	12/31/2013	10.459	11.151	37
	12/31/2014	11.151	11.302	144
	12/31/2015	11.302	11.331	59
	12/31/2016	11.331	11.679	45
	12/31/2017	11.679	12.569	96
1.80%
	12/31/2010	N/A	10.075	1
	12/31/2011	10.075	10.199	5
	12/31/2012	10.199	10.431	15
	12/31/2013	10.431	11.110	12
	12/31/2014	11.110	11.249	13
	12/31/2015	11.249	11.267	14
	12/31/2016	11.267	11.601	13
	12/31/2017	11.601	12.473	13
1.90%
	12/31/2010	N/A	10.068	5
	12/31/2011	10.068	10.182	32
	12/31/2012	10.182	10.404	81
	12/31/2013	10.404	11.069	103
	12/31/2014	11.069	11.197	74
	12/31/2015	11.197	11.203	86
	12/31/2016	11.203	11.524	231
	12/31/2017	11.524	12.377	217
1.95%
	12/31/2010	N/A	10.065	0
	12/31/2011	10.065	10.173	1
	12/31/2012	10.173	10.390	4
	12/31/2013	10.390	11.049	3
	12/31/2014	11.049	11.171	0
	12/31/2015	11.171	11.171	0
	12/31/2016	11.171	11.486	0
	12/31/2017	11.486	12.330	0

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
2.00%
	12/31/2010	N/A	10.061	0
	12/31/2011	10.061	10.165	0
	12/31/2012	10.165	10.376	0
	12/31/2013	10.376	11.029	0
	12/31/2014	11.029	11.144	0
	12/31/2015	11.144	11.140	0
	12/31/2016	11.140	11.447	0
	12/31/2017	11.447	12.283	0
2.20%
	12/31/2010	N/A	10.048	21
	12/31/2011	10.048	10.131	75
	12/31/2012	10.131	10.320	148
	12/31/2013	10.320	10.948	203
	12/31/2014	10.948	11.041	188
	12/31/2015	11.041	11.014	275
	12/31/2016	11.014	11.295	153
	12/31/2017	11.295	12.096	165
2.40%
	12/31/2010	N/A	10.034	28
	12/31/2011	10.034	10.097	163
	12/31/2012	10.097	10.265	196
	12/31/2013	10.265	10.868	396
	12/31/2014	10.868	10.938	359
	12/31/2015	10.938	10.890	401
	12/31/2016	10.890	11.146	870
	12/31/2017	11.146	11.911	780
AZL Government Money Market Fund
1.40%
	12/31/2008	11.125	11.238	436
	12/31/2009	11.238	11.106	166
	12/31/2010	11.106	10.952	129
	12/31/2011	10.952	10.801	92
	12/31/2012	10.801	10.650	72
	12/31/2013	10.650	10.502	69
	12/31/2014	10.502	10.357	64
	12/31/2015	10.357	10.213	55
	12/31/2016	10.213	10.072	48
	12/31/2017	10.072	9.937	48
1.60%
	12/31/2008	10.950	11.039	0
	12/31/2009	11.039	10.888	0
	12/31/2010	10.888	10.716	1
	12/31/2011	10.716	10.546	0
	12/31/2012	10.546	10.378	0
	12/31/2013	10.378	10.213	0
	12/31/2014	10.213	10.052	0
	12/31/2015	10.052	9.893	0
	12/31/2016	9.893	9.737	0
	12/31/2017	9.737	9.588	0

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
1.70%
	12/31/2008	10.864	10.941	2584
	12/31/2009	10.941	10.780	1694
	12/31/2010	10.780	10.599	1026
	12/31/2011	10.599	10.421	928
	12/31/2012	10.421	10.245	657
	12/31/2013	10.245	10.072	530
	12/31/2014	10.072	9.903	523
	12/31/2015	9.903	9.737	419
	12/31/2016	9.737	9.573	348
	12/31/2017	9.573	9.417	296
1.80%
	12/31/2008	10.778	10.844	232
	12/31/2009	10.844	10.674	210
	12/31/2010	10.674	10.484	140
	12/31/2011	10.484	10.298	151
	12/31/2012	10.298	10.113	80
	12/31/2013	10.113	9.933	93
	12/31/2014	9.933	9.756	83
	12/31/2015	9.756	9.583	35
	12/31/2016	9.583	9.413	29
	12/31/2017	9.413	9.250	30
1.90%
	12/31/2008	10.693	10.748	4207
	12/31/2009	10.748	10.568	2821
	12/31/2010	10.568	10.370	2042
	12/31/2011	10.370	10.176	2001
	12/31/2012	10.176	9.983	1652
	12/31/2013	9.983	9.796	1356
	12/31/2014	9.796	9.612	1320
	12/31/2015	9.612	9.432	1234
	12/31/2016	9.432	9.255	1194
	12/31/2017	9.255	9.086	869
1.95%
	12/31/2008	10.651	10.700	162
	12/31/2009	10.700	10.516	111
	12/31/2010	10.516	10.314	95
	12/31/2011	10.314	10.115	42
	12/31/2012	10.115	9.919	24
	12/31/2013	9.919	9.728	19
	12/31/2014	9.728	9.540	26
	12/31/2015	9.540	9.357	32
	12/31/2016	9.357	9.177	10
	12/31/2017	9.177	9.004	10
2.00%
	12/31/2008	10.609	10.652	8
	12/31/2009	10.652	10.464	1
	12/31/2010	10.464	10.258	7
	12/31/2011	10.258	10.055	7
	12/31/2012	10.055	9.855	1
	12/31/2013	9.855	9.660	1
	12/31/2014	9.660	9.469	1
	12/31/2015	9.469	9.283	1
	12/31/2016	9.283	9.099	1
	12/31/2017	9.099	8.924	1

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
2.20%
	12/31/2008	10.442	10.464	5845
	12/31/2009	10.464	10.258	5012
	12/31/2010	10.258	10.036	4320
	12/31/2011	10.036	9.818	4104
	12/31/2012	9.818	9.603	3946
	12/31/2013	9.603	9.395	3518
	12/31/2014	9.395	9.191	2255
	12/31/2015	9.191	8.991	2359
	12/31/2016	8.991	8.796	2066
	12/31/2017	8.796	8.610	1536
2.40%
	12/31/2008	10.278	10.279	5580
	12/31/2009	10.279	10.057	4400
	12/31/2010	10.057	9.819	3815
	12/31/2011	9.819	9.587	3583
	12/31/2012	9.587	9.358	3481
	12/31/2013	9.358	9.137	2508
	12/31/2014	9.137	8.921	2308
	12/31/2015	8.921	8.710	2370
	12/31/2016	8.710	8.504	2827
	12/31/2017	8.504	8.307	1681
AZL Moderate Index Strategy Fund
1.40%
	12/31/2008	12.832	9.627	16
	12/31/2009	9.627	11.662	13
	12/31/2010	11.662	12.850	6
	12/31/2011	12.850	12.395	9
	12/31/2012	12.395	13.678	7
	12/31/2013	13.678	16.814	14
	12/31/2014	16.814	17.990	9
	12/31/2015	17.990	17.302	7
	12/31/2016	17.302	18.581	2
	12/31/2017	18.581	20.761	2
1.60%
	12/31/2008	12.738	9.537	0
	12/31/2009	9.537	11.530	0
	12/31/2010	11.530	12.679	0
	12/31/2011	12.679	12.207	0
	12/31/2012	12.207	13.442	0
	12/31/2013	13.442	16.492	0
	12/31/2014	16.492	17.610	0
	12/31/2015	17.610	16.903	1
	12/31/2016	16.903	18.116	1
	12/31/2017	18.116	20.201	1
1.70%
	12/31/2008	12.691	9.492	412
	12/31/2009	9.492	11.465	344
	12/31/2010	11.465	12.595	299
	12/31/2011	12.595	12.113	334
	12/31/2012	12.113	13.326	322
	12/31/2013	13.326	16.333	453
	12/31/2014	16.333	17.423	399
	12/31/2015	17.423	16.706	321
	12/31/2016	16.706	17.888	292
	12/31/2017	17.888	19.926	257

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
1.80%
	12/31/2008	12.645	9.448	67
	12/31/2009	9.448	11.400	119
	12/31/2010	11.400	12.511	180
	12/31/2011	12.511	12.021	159
	12/31/2012	12.021	13.211	157
	12/31/2013	13.211	16.176	130
	12/31/2014	16.176	17.238	91
	12/31/2015	17.238	16.512	66
	12/31/2016	16.512	17.663	60
	12/31/2017	17.663	19.656	59
1.90%
	12/31/2008	12.599	9.404	594
	12/31/2009	9.404	11.335	602
	12/31/2010	11.335	12.428	661
	12/31/2011	12.428	11.929	689
	12/31/2012	11.929	13.097	707
	12/31/2013	13.097	16.020	851
	12/31/2014	16.020	17.055	879
	12/31/2015	17.055	16.321	922
	12/31/2016	16.321	17.440	806
	12/31/2017	17.440	19.389	742
1.95%
	12/31/2008	12.575	9.382	21
	12/31/2009	9.382	11.303	23
	12/31/2010	11.303	12.387	19
	12/31/2011	12.387	11.883	32
	12/31/2012	11.883	13.040	26
	12/31/2013	13.040	15.943	26
	12/31/2014	15.943	16.964	19
	12/31/2015	16.964	16.226	18
	12/31/2016	16.226	17.330	15
	12/31/2017	17.330	19.257	12
2.00%
	12/31/2008	12.552	9.360	0
	12/31/2009	9.360	11.271	0
	12/31/2010	11.271	12.345	0
	12/31/2011	12.345	11.838	9
	12/31/2012	11.838	12.984	0
	12/31/2013	12.984	15.866	0
	12/31/2014	15.866	16.873	0
	12/31/2015	16.873	16.131	0
	12/31/2016	16.131	17.220	0
	12/31/2017	17.220	19.125	0
2.20%
	12/31/2008	12.461	9.273	1562
	12/31/2009	9.273	11.144	1259
	12/31/2010	11.144	12.182	1231
	12/31/2011	12.182	11.658	1551
	12/31/2012	11.658	12.760	1595
	12/31/2013	12.760	15.562	2111
	12/31/2014	15.562	16.517	2191
	12/31/2015	16.517	15.759	2020
	12/31/2016	15.759	16.789	1814
	12/31/2017	16.789	18.609	1730

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
2.40%
	12/31/2008	12.369	9.187	2189
	12/31/2009	9.187	11.018	1865
	12/31/2010	11.018	12.020	1809
	12/31/2011	12.020	11.480	2151
	12/31/2012	11.480	12.541	2273
	12/31/2013	12.541	15.263	2682
	12/31/2014	15.263	16.168	2895
	12/31/2015	16.168	15.395	2995
	12/31/2016	15.395	16.369	2522
	12/31/2017	16.369	18.107	2283
AZL MVP Balanced Index Strategy Fund
1.40%
	12/31/2015	N/A	12.227	0
	12/31/2016	12.227	12.854	0
	12/31/2017	12.854	14.121	3
1.60%
	12/31/2015	N/A	12.131	0
	12/31/2016	12.131	12.727	6
	12/31/2017	12.727	13.953	6
1.70%
	12/31/2015	N/A	11.964	2
	12/31/2016	11.964	12.540	13
	12/31/2017	12.540	13.734	21
1.80%
	12/31/2015	N/A	12.034	0
	12/31/2016	12.034	12.601	0
	12/31/2017	12.601	13.788	0
1.90%
	12/31/2015	N/A	11.987	21
	12/31/2016	11.987	12.539	73
	12/31/2017	12.539	13.706	65
1.95%
	12/31/2015	N/A	11.963	0
	12/31/2016	11.963	12.507	0
	12/31/2017	12.507	13.665	0
2.00%
	12/31/2015	N/A	11.939	0
	12/31/2016	11.939	12.476	0
	12/31/2017	12.476	13.624	0
2.20%
	12/31/2015	N/A	11.845	28
	12/31/2016	11.845	12.353	78
	12/31/2017	12.353	13.462	81
2.40%
	12/31/2015	N/A	11.751	16
	12/31/2016	11.751	12.230	91
	12/31/2017	12.230	13.302	129

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL MVP Fusion Dynamic Balanced Fund
1.40%
	12/31/2008	12.121	8.672	76
	12/31/2009	8.672	10.836	71
	12/31/2010	10.836	11.868	35
	12/31/2011	11.868	11.598	26
	12/31/2012	11.598	12.739	22
	12/31/2013	12.739	14.001	24
	12/31/2014	14.001	14.439	15
	12/31/2015	14.439	13.989	3
	12/31/2016	13.989	14.612	3
	12/31/2017	14.612	16.171	2
1.60%
	12/31/2008	12.057	8.609	0
	12/31/2009	8.609	10.735	0
	12/31/2010	10.735	11.734	0
	12/31/2011	11.734	11.444	0
	12/31/2012	11.444	12.545	0
	12/31/2013	12.545	13.760	0
	12/31/2014	13.760	14.163	0
	12/31/2015	14.163	13.693	0
	12/31/2016	13.693	14.274	0
	12/31/2017	14.274	15.766	0
1.70%
	12/31/2008	12.025	8.577	603
	12/31/2009	8.577	10.685	686
	12/31/2010	10.685	11.668	519
	12/31/2011	11.668	11.368	442
	12/31/2012	11.368	12.449	374
	12/31/2013	12.449	13.641	318
	12/31/2014	13.641	14.026	259
	12/31/2015	14.026	13.548	265
	12/31/2016	13.548	14.109	262
	12/31/2017	14.109	15.568	238
1.80%
	12/31/2008	11.992	8.546	130
	12/31/2009	8.546	10.635	125
	12/31/2010	10.635	11.602	157
	12/31/2011	11.602	11.293	132
	12/31/2012	11.293	12.354	114
	12/31/2013	12.354	13.523	96
	12/31/2014	13.523	13.891	57
	12/31/2015	13.891	13.404	55
	12/31/2016	13.404	13.945	30
	12/31/2017	13.945	15.372	29
1.90%
	12/31/2008	11.960	8.514	1045
	12/31/2009	8.514	10.586	1306
	12/31/2010	10.586	11.536	1277
	12/31/2011	11.536	11.217	1113
	12/31/2012	11.217	12.259	977
	12/31/2013	12.259	13.406	858
	12/31/2014	13.406	13.757	748
	12/31/2015	13.757	13.262	680
	12/31/2016	13.262	13.783	606
	12/31/2017	13.783	15.178	572

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
1.95%
	12/31/2008	11.944	8.499	21
	12/31/2009	8.499	10.561	22
	12/31/2010	10.561	11.503	39
	12/31/2011	11.503	11.180	30
	12/31/2012	11.180	12.212	27
	12/31/2013	12.212	13.348	7
	12/31/2014	13.348	13.691	2
	12/31/2015	13.691	13.191	2
	12/31/2016	13.191	13.703	2
	12/31/2017	13.703	15.082	1
2.00%
	12/31/2008	11.929	8.483	0
	12/31/2009	8.483	10.536	0
	12/31/2010	10.536	11.471	0
	12/31/2011	11.471	11.143	0
	12/31/2012	11.143	12.165	0
	12/31/2013	12.165	13.290	0
	12/31/2014	13.290	13.625	0
	12/31/2015	13.625	13.121	0
	12/31/2016	13.121	13.623	0
	12/31/2017	13.623	14.987	0
2.20%
	12/31/2008	11.865	8.421	3338
	12/31/2009	8.421	10.438	3678
	12/31/2010	10.438	11.341	3866
	12/31/2011	11.341	10.995	3620
	12/31/2012	10.995	11.980	3356
	12/31/2013	11.980	13.062	3189
	12/31/2014	13.062	13.363	2945
	12/31/2015	13.363	12.843	2772
	12/31/2016	12.843	13.308	2467
	12/31/2017	13.308	14.612	2272
2.40%
	12/31/2008	11.802	8.359	2256
	12/31/2009	8.359	10.341	2615
	12/31/2010	10.341	11.213	2693
	12/31/2011	11.213	10.849	2354
	12/31/2012	10.849	11.797	1913
	12/31/2013	11.797	12.837	1793
	12/31/2014	12.837	13.107	1578
	12/31/2015	13.107	12.572	1422
	12/31/2016	12.572	13.001	1276
	12/31/2017	13.001	14.246	1091

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL MVP Fusion Dynamic Conservative Fund
1.40%
	12/31/2009	N/A	10.154	0
	12/31/2010	10.154	11.111	2
	12/31/2011	11.111	11.027	14
	12/31/2012	11.027	12.098	14
	12/31/2013	12.098	12.880	19
	12/31/2014	12.880	13.311	37
	12/31/2015	13.311	13.025	33
	12/31/2016	13.025	13.527	21
	12/31/2017	13.527	14.581	17
1.60%
	12/31/2009	N/A	10.150	0
	12/31/2010	10.150	11.084	0
	12/31/2011	11.084	10.979	0
	12/31/2012	10.979	12.021	0
	12/31/2013	12.021	12.772	0
	12/31/2014	12.772	13.174	0
	12/31/2015	13.174	12.864	0
	12/31/2016	12.864	13.333	0
	12/31/2017	13.333	14.344	0
1.70%
	12/31/2009	N/A	10.148	1
	12/31/2010	10.148	11.071	106
	12/31/2011	11.071	10.955	130
	12/31/2012	10.955	11.983	181
	12/31/2013	11.983	12.719	124
	12/31/2014	12.719	13.105	91
	12/31/2015	13.105	12.785	78
	12/31/2016	12.785	13.238	72
	12/31/2017	13.238	14.227	64
1.80%
	12/31/2009	N/A	10.146	0
	12/31/2010	10.146	11.058	7
	12/31/2011	11.058	10.931	9
	12/31/2012	10.931	11.944	9
	12/31/2013	11.944	12.665	6
	12/31/2014	12.665	13.038	6
	12/31/2015	13.038	12.706	0
	12/31/2016	12.706	13.143	0
	12/31/2017	13.143	14.111	0
1.90%
	12/31/2009	N/A	10.144	4
	12/31/2010	10.144	11.044	122
	12/31/2011	11.044	10.907	270
	12/31/2012	10.907	11.906	427
	12/31/2013	11.906	12.612	429
	12/31/2014	12.612	12.970	450
	12/31/2015	12.970	12.627	370
	12/31/2016	12.627	13.049	425
	12/31/2017	13.049	13.996	414

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
1.95%
	12/31/2009	N/A	10.143	0
	12/31/2010	10.143	11.038	0
	12/31/2011	11.038	10.895	13
	12/31/2012	10.895	11.887	13
	12/31/2013	11.887	12.586	0
	12/31/2014	12.586	12.936	0
	12/31/2015	12.936	12.588	0
	12/31/2016	12.588	13.002	0
	12/31/2017	13.002	13.938	0
2.00%
	12/31/2009	N/A	10.142	0
	12/31/2010	10.142	11.031	0
	12/31/2011	11.031	10.883	0
	12/31/2012	10.883	11.868	0
	12/31/2013	11.868	12.560	0
	12/31/2014	12.560	12.903	0
	12/31/2015	12.903	12.549	0
	12/31/2016	12.549	12.955	0
	12/31/2017	12.955	13.881	0
2.20%
	12/31/2009	N/A	10.138	71
	12/31/2010	10.138	11.005	257
	12/31/2011	11.005	10.835	546
	12/31/2012	10.835	11.793	886
	12/31/2013	11.793	12.455	810
	12/31/2014	12.455	12.769	668
	12/31/2015	12.769	12.395	718
	12/31/2016	12.395	12.770	586
	12/31/2017	12.770	13.656	547
2.40%
	12/31/2009	N/A	10.134	5
	12/31/2010	10.134	10.979	396
	12/31/2011	10.979	10.788	530
	12/31/2012	10.788	11.718	1064
	12/31/2013	11.718	12.351	935
	12/31/2014	12.351	12.637	860
	12/31/2015	12.637	12.242	812
	12/31/2016	12.242	12.588	730
	12/31/2017	12.588	13.434	653
AZL MVP Fusion Dynamic Moderate Fund
1.40%
	12/31/2008	12.396	8.219	54
	12/31/2009	8.219	10.490	51
	12/31/2010	10.490	11.559	51
	12/31/2011	11.559	11.075	56
	12/31/2012	11.075	12.289	62
	12/31/2013	12.289	13.956	57
	12/31/2014	13.956	14.345	56
	12/31/2015	14.345	13.847	63
	12/31/2016	13.847	14.299	61
	12/31/2017	14.299	16.072	57

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
1.60%
	12/31/2008	12.330	8.159	0
	12/31/2009	8.159	10.392	0
	12/31/2010	10.392	11.428	0
	12/31/2011	11.428	10.928	0
	12/31/2012	10.928	12.101	0
	12/31/2013	12.101	13.716	0
	12/31/2014	13.716	14.070	0
	12/31/2015	14.070	13.554	0
	12/31/2016	13.554	13.969	0
	12/31/2017	13.969	15.670	0
1.70%
	12/31/2008	12.297	8.129	461
	12/31/2009	8.129	10.344	478
	12/31/2010	10.344	11.364	474
	12/31/2011	11.364	10.855	374
	12/31/2012	10.855	12.009	422
	12/31/2013	12.009	13.597	436
	12/31/2014	13.597	13.935	338
	12/31/2015	13.935	13.410	321
	12/31/2016	13.410	13.807	276
	12/31/2017	13.807	15.472	247
1.80%
	12/31/2008	12.264	8.099	239
	12/31/2009	8.099	10.295	229
	12/31/2010	10.295	11.299	226
	12/31/2011	11.299	10.783	223
	12/31/2012	10.783	11.917	176
	12/31/2013	11.917	13.480	161
	12/31/2014	13.480	13.800	133
	12/31/2015	13.800	13.268	109
	12/31/2016	13.268	13.646	107
	12/31/2017	13.646	15.277	99
1.90%
	12/31/2008	12.231	8.070	2159
	12/31/2009	8.070	10.247	2035
	12/31/2010	10.247	11.235	1764
	12/31/2011	11.235	10.711	1776
	12/31/2012	10.711	11.826	1519
	12/31/2013	11.826	13.363	1438
	12/31/2014	13.363	13.667	1386
	12/31/2015	13.667	13.127	1245
	12/31/2016	13.127	13.488	1120
	12/31/2017	13.488	15.085	1052
1.95%
	12/31/2008	12.215	8.055	47
	12/31/2009	8.055	10.223	41
	12/31/2010	10.223	11.203	39
	12/31/2011	11.203	10.676	39
	12/31/2012	10.676	11.780	26
	12/31/2013	11.780	13.306	20
	12/31/2014	13.306	13.601	12
	12/31/2015	13.601	13.057	7
	12/31/2016	13.057	13.409	7
	12/31/2017	13.409	14.990	4

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
2.00%
	12/31/2008	12.199	8.040	12
	12/31/2009	8.040	10.200	5
	12/31/2010	10.200	11.172	4
	12/31/2011	11.172	10.640	3
	12/31/2012	10.640	11.735	3
	12/31/2013	11.735	13.248	3
	12/31/2014	13.248	13.536	1
	12/31/2015	13.536	12.987	1
	12/31/2016	12.987	13.331	1
	12/31/2017	13.331	14.895	1
2.20%
	12/31/2008	12.133	7.981	6983
	12/31/2009	7.981	10.105	7164
	12/31/2010	10.105	11.046	7066
	12/31/2011	11.046	10.499	7102
	12/31/2012	10.499	11.556	6580
	12/31/2013	11.556	13.020	6084
	12/31/2014	13.020	13.276	5264
	12/31/2015	13.276	12.713	4758
	12/31/2016	12.713	13.023	4249
	12/31/2017	13.023	14.522	3710
2.40%
	12/31/2008	12.069	7.923	5359
	12/31/2009	7.923	10.011	5641
	12/31/2010	10.011	10.921	5786
	12/31/2011	10.921	10.360	5656
	12/31/2012	10.360	11.380	5202
	12/31/2013	11.380	12.796	4908
	12/31/2014	12.796	13.022	4674
	12/31/2015	13.022	12.444	4296
	12/31/2016	12.444	12.723	3885
	12/31/2017	12.723	14.158	3532
AZL MVP Growth Index Strategy Fund
1.40%
	12/31/2015	N/A	13.398	1
	12/31/2016	13.398	14.110	12
	12/31/2017	14.110	16.136	12
1.60%
	12/31/2015	N/A	13.292	0
	12/31/2016	13.292	13.970	0
	12/31/2017	13.970	15.944	0
1.70%
	12/31/2015	N/A	13.110	387
	12/31/2016	13.110	13.765	606
	12/31/2017	13.765	15.693	633
1.80%
	12/31/2015	N/A	13.187	0
	12/31/2016	13.187	13.832	79
	12/31/2017	13.832	15.755	77
1.90%
	12/31/2015	N/A	13.135	208
	12/31/2016	13.135	13.763	1397
	12/31/2017	13.763	15.661	1407
1.95%
	12/31/2015	N/A	13.109	3
	12/31/2016	13.109	13.729	7
	12/31/2017	13.729	15.614	13

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
2.00%
	12/31/2015	N/A	13.083	0
	12/31/2016	13.083	13.695	0
	12/31/2017	13.695	15.568	0
2.20%
	12/31/2015	N/A	12.979	196
	12/31/2016	12.979	13.559	6189
	12/31/2017	13.559	15.383	5887
2.40%
	12/31/2015	N/A	12.876	436
	12/31/2016	12.876	13.425	4696
	12/31/2017	13.425	15.200	4867
PIMCO VIT Global Core Bond (Hedged) Portfolio
1.40%
	12/31/2011	N/A	9.814	0
	12/31/2012	9.814	10.276	0
	12/31/2013	10.276	9.814	0
	12/31/2014	9.814	9.533	0
	12/31/2015	9.533	8.928	0
	12/31/2016	8.928	9.401	0
	12/31/2017	9.401	9.668	0
1.60%
	12/31/2011	N/A	9.801	1
	12/31/2012	9.801	10.241	1
	12/31/2013	10.241	9.762	1
	12/31/2014	9.762	9.463	1
	12/31/2015	9.463	8.844	1
	12/31/2016	8.844	9.295	0
	12/31/2017	9.295	9.540	0
1.70%
	12/31/2011	N/A	9.794	20
	12/31/2012	9.794	10.224	36
	12/31/2013	10.224	9.736	4
	12/31/2014	9.736	9.429	4
	12/31/2015	9.429	8.803	1
	12/31/2016	8.803	9.242	1
	12/31/2017	9.242	9.477	1
1.80%
	12/31/2011	N/A	9.788	0
	12/31/2012	9.788	10.207	2
	12/31/2013	10.207	9.710	2
	12/31/2014	9.710	9.394	1
	12/31/2015	9.394	8.762	1
	12/31/2016	8.762	9.190	1
	12/31/2017	9.190	9.414	1
1.90%
	12/31/2011	N/A	9.781	11
	12/31/2012	9.781	10.190	4
	12/31/2013	10.190	9.684	16
	12/31/2014	9.684	9.360	18
	12/31/2015	9.360	8.721	21
	12/31/2016	8.721	9.138	22
	12/31/2017	9.138	9.351	18

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
1.95%
	12/31/2011	N/A	9.778	0
	12/31/2012	9.778	10.182	0
	12/31/2013	10.182	9.671	0
	12/31/2014	9.671	9.342	0
	12/31/2015	9.342	8.701	0
	12/31/2016	8.701	9.112	0
	12/31/2017	9.112	9.320	0
2.00%
	12/31/2011	N/A	9.774	0
	12/31/2012	9.774	10.173	0
	12/31/2013	10.173	9.658	0
	12/31/2014	9.658	9.325	0
	12/31/2015	9.325	8.680	0
	12/31/2016	8.680	9.086	0
	12/31/2017	9.086	9.289	0
2.20%
	12/31/2011	N/A	9.761	1
	12/31/2012	9.761	10.139	8
	12/31/2013	10.139	9.606	7
	12/31/2014	9.606	9.257	147
	12/31/2015	9.257	8.600	142
	12/31/2016	8.600	8.984	152
	12/31/2017	8.984	9.166	135
2.40%
	12/31/2011	N/A	9.748	18
	12/31/2012	9.748	10.105	26
	12/31/2013	10.105	9.555	19
	12/31/2014	9.555	9.189	15
	12/31/2015	9.189	8.520	14
	12/31/2016	8.520	8.882	23
	12/31/2017	8.882	9.044	20
PIMCO VIT Total Return Portfolio
1.40%
	12/31/2008	14.592	15.080	453
	12/31/2009	15.080	16.963	385
	12/31/2010	16.963	18.084	338
	12/31/2011	18.084	18.478	265
	12/31/2012	18.478	19.969	210
	12/31/2013	19.969	19.305	166
	12/31/2014	19.305	19.852	114
	12/31/2015	19.852	19.664	101
	12/31/2016	19.664	19.911	87
	12/31/2017	19.911	20.601	80
1.60%
	12/31/2008	14.750	15.212	15
	12/31/2009	15.212	17.077	15
	12/31/2010	17.077	18.170	13
	12/31/2011	18.170	18.529	10
	12/31/2012	18.529	19.984	10
	12/31/2013	19.984	19.281	9
	12/31/2014	19.281	19.787	9
	12/31/2015	19.787	19.561	8
	12/31/2016	19.561	19.767	7
	12/31/2017	19.767	20.411	6

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
1.70%
	12/31/2008	14.250	14.681	2143
	12/31/2009	14.681	16.465	1949
	12/31/2010	16.465	17.501	1789
	12/31/2011	17.501	17.829	1340
	12/31/2012	17.829	19.210	1216
	12/31/2013	19.210	18.515	937
	12/31/2014	18.515	18.983	756
	12/31/2015	18.983	18.747	687
	12/31/2016	18.747	18.925	595
	12/31/2017	18.925	19.522	525
1.80%
	12/31/2008	14.137	14.551	103
	12/31/2009	14.551	16.303	115
	12/31/2010	16.303	17.311	130
	12/31/2011	17.311	17.617	116
	12/31/2012	17.617	18.963	112
	12/31/2013	18.963	18.259	76
	12/31/2014	18.259	18.701	69
	12/31/2015	18.701	18.451	59
	12/31/2016	18.451	18.608	57
	12/31/2017	18.608	19.176	54
1.90%
	12/31/2008	14.026	14.422	4350
	12/31/2009	14.422	16.142	4246
	12/31/2010	16.142	17.123	3827
	12/31/2011	17.123	17.409	3067
	12/31/2012	17.409	18.719	2839
	12/31/2013	18.719	18.007	2261
	12/31/2014	18.007	18.424	1793
	12/31/2015	18.424	18.159	1596
	12/31/2016	18.159	18.295	1420
	12/31/2017	18.295	18.835	1275
1.95%
	12/31/2008	13.970	14.358	57
	12/31/2009	14.358	16.062	56
	12/31/2010	16.062	17.030	44
	12/31/2011	17.030	17.305	42
	12/31/2012	17.305	18.599	32
	12/31/2013	18.599	17.882	26
	12/31/2014	17.882	18.287	18
	12/31/2015	18.287	18.015	15
	12/31/2016	18.015	18.141	14
	12/31/2017	18.141	18.667	15
2.00%
	12/31/2008	13.915	14.294	8
	12/31/2009	14.294	15.982	5
	12/31/2010	15.982	16.937	5
	12/31/2011	16.937	17.202	7
	12/31/2012	17.202	18.479	2
	12/31/2013	18.479	17.758	1
	12/31/2014	17.758	18.151	1
	12/31/2015	18.151	17.872	1
	12/31/2016	17.872	17.988	1
	12/31/2017	17.988	18.500	1

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
2.20%
	12/31/2008	13.696	14.041	2424
	12/31/2009	14.041	15.668	3232
	12/31/2010	15.668	16.571	3348
	12/31/2011	16.571	16.797	3017
	12/31/2012	16.797	18.007	2958
	12/31/2013	18.007	17.270	2145
	12/31/2014	17.270	17.617	1882
	12/31/2015	17.617	17.312	1713
	12/31/2016	17.312	17.389	1502
	12/31/2017	17.389	17.849	1356
2.40%
	12/31/2008	13.481	13.792	2804
	12/31/2009	13.792	15.360	3216
	12/31/2010	15.360	16.213	3255
	12/31/2011	16.213	16.401	2776
	12/31/2012	16.401	17.548	2952
	12/31/2013	17.548	16.795	2406
	12/31/2014	16.795	17.099	1880
	12/31/2015	17.099	16.769	1690
	12/31/2016	16.769	16.810	1568
	12/31/2017	16.810	17.220	1490

Allianz AlteritySM Statement of Additional Information – [To be added upon amendment]

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.	Financial Statements
The following financial statements of the Company are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 21 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 21, 2020.

1.	Report of Independent Auditors
2.	Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus – December 31, 2019 and 2018
3.	Statutory Statements of Operations – Years ended December 31, 2019, 2018, and 2017
4.	Statutory Statements of Capital and Surplus – Years ended December 31, 2019, 2018, and 2017
5.	Statutory Statements of Cash Flows – Years ended December 31, 2019, 2018, and 2017
6.	Notes to the Statutory Financial Statements and Schedules – December 31, 2019, 2018, and 2017
The following financial statements of the Variable Account are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 21 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 21, 2020.

1.	Report of Independent Registered Public Accounting Firm
2.	Statements of Assets and Liabilities – December 31, 2019
3.	Statements of Operations – For the year or periods ended December 31, 2019
4.	Statements of Changes in Net Assets – For the years or periods ended December 31, 2019 and 2018
5.	Notes to the Financial Statements and the financial highlights for each of the years or periods in the five-year period then ended – December 31, 2019
b.	Exhibits
1.
Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985 incorporated by reference as exhibit EX-99.B1. from Registrant’s Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on June 25, 1996.

2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated September 14, 1988 incorporated by reference as exhibit EX-99.B3.a. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on December 13, 1996. (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

b.
Broker-Dealer Agreement (amended and restated) between Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC, dated June 1, 2010 incorporated by reference as exhibit EX-99B3b. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public incorporated by reference as exhibit EX-99.B3.b. from the Initial Registration Statement to Registrant’s Form N-4 (File Nos. 333-134267 and 811-05618 electronically filed on May 19, 2006.
The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.
Individual Variable Annuity Original Contract and Schedule Page –L30800 is incorporated by reference as exhibit EX-99.B4.a. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

b.
Individual Variable Annuity-May 2003 Contract – L30800(5/03) is incorporated by reference as exhibit EX-99.B4.b. from Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

c.
Contract Schedule Page-May 2003 – S40010(5-03) is incorporated by reference as exhibit EX-99.B4.c. from Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

d.
Contract Schedule Page-PRIME Plus – S40010(1-06) is incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

e.
Contract Schedule Addendum-add, reset-PRIME Plus – S40729-A-R is incorporated by reference as exhibit EX-99.B4.e. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

f.
Contract Schedule Addendum-drop-PRIME Plus – S40729-D is incorporated by reference as exhibit EX-99.B4.f. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

g.
Asset Allocation Rider-PRIME Plus – S40721-ALT is incorporated by reference as exhibit EX-99.B4.g. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

h.
PRIME Plus Benefit Rider-PRIME Plus – S40722 is incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

i.
Annuity Option 6 Amendment Endorsement – S40397 is incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

j.	Waiver of CDSC Endorsement – S30074 is incorporated by reference as exhibit EX-99.B4.a. from Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on July 6, 1999.
k.
Traditional GMDB Endorsement – S40020 is incorporated by reference as exhibit EX-99.B4.b. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

l.
Traditional GMDB Rider II-PRIME Plus – S40727 is incorporated by reference as exhibit EX-99.B4.l. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

m.
Enhanced Death Benefit Endorsement – S40052 is incorporated by reference as exhibit EX-99.B4.c. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

n.
Enhanced GMDB Endorsement-May 2003 Contracts – S40390 is incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

o.
Enhanced GMDB Rider II-PRIME Plus – S40726 is incorporated by reference as exhibit EX-99.B4.o. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

p.
Traditional GMIB Endorsement – S40021 is incorporated by reference as exhibit EX-99.B4.d. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

q.
Enhanced GMIB Endorsement – S40094 is incorporated by reference as exhibit EX-99.B4.e. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

r.
Enhanced GMIB Endorsement (3% & MAV)-May 2003 Contracts – S40391 is incorporated by reference as exhibit EX-99.B4.k. from Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

s.	Charitable Remainder Trust Endorsement is incorporated by reference as exhibit EX-99.B4.t. from Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on July 6, 1999.
t.
IRA Endorsement – S40014 is incorporated by reference as exhibit EX-99.B4.g. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

u.
Unisex Endorsement – S20146 is incorporated by reference as exhibit EX-99.B4.h. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

v.
Pension Plan and Profit Sharing Plan Endorsement – S20205 is incorporated by reference as exhibit EX-99.B4.i. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

w.
Group Pension Plan Death Benefit Endorsement – S30072(4-99) is incorporated by reference as exhibit EX-99.B4.g. from Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on July 6, 1999.

x.
403(b) Annuity Endorsement – S30072(4-99) is incorporated by reference as exhibit EX-99.B4.k. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

y.
Earnings Protection GMDB Endorsement-Original Contracts – S20219(03-01) is incorporated by reference as exhibit EX-99.B4.r. from Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

z.
Earnings Protection GMDB Endorsement-May 2003 Contracts – S40379 is incorporated by reference as exhibit EX-99.B4.s. from Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

aa.
Earnings Protection GMDB Rider II-PRIME Plus – S40725 is incorporated by reference as exhibit EX-99.B4.aa. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

ab.
Traditional GPWB Endorsement – S40392 is incorporated by reference as exhibit EX-99.B4.t. from Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

ac.
Enhanced GPWB Endorsement – S40393 is incorporated by reference as exhibit EX-99.B4.u. from Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

ad.
Inherited IRA/Roth IRA Endorsement is incorporated by reference as exhibit EX-99.4.V. from Post-Effective Amendment No. 10 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 26, 2005.

5.	a.
Application for Ind. Var. Annuity-Original Contracts is incorporated by reference as exhibit EX-99.B5. from Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on July 6, 1999.

b.
Application for Ind. Var. Annuity-May 2003 Contracts – F40269(05-03) is incorporated by reference as exhibit EX-99.B5.b. from Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

c.
Application for Ind. Var. Annuity-PRIME Plus Contracts – F40269(1-06) is incorporated by reference as exhibit EX-99.B5.c. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

6.	(i).
The Restated Articles of Incorporation of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.i. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

(ii).
The Restated Bylaws of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.ii. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

7.	Not Applicable
8.	a.
22c-2 Agreements incorporated by reference as exhibit EX-99.B8.a. from Post-Effective Amendment No. 20 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2008.

b.
22c-2 Agreement-BlackRock Distributors, Inc. is incorporated by reference as exhibit EX-99.B8.b. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of North America, and Allianz Life Financial Services, LLC, dated May 1, 2008 incorporated by reference as exhibit EX-99.B8.c. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

d.
Administrative Services Agreement between BlackRock Advisors, LLC and Allianz Life, dated May 1, 2008 incorporated by reference as exhibit EX-99.B8.d. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

e.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America, dated 11/1/1999 incorporated by reference as exhibit EX-99.B8.e. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

	f.	-
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 5/1/08. incorporated by reference as exhibit EX-99.B8.f. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

g.
Administrative Services Agreement between The Dreyfus Corporation and Allianz Life Insurance Company of North America, dated 5/1/2002 incorporated by reference as exhibit EX-99.B8.f. from Post-Effective Amendment No. 18 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

	h.	-
Amendments to Administrative Services Agreement between The Dreyfus Corporation and Allianz Life Insurance Company of North America, dated 8/7/02, 10/16/06 incorporated by reference as exhibit EX-99.B8.g. from Post-Effective Amendment No. 18 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

i.
Disribution/12 b-1 Letter Agreement between Dreyfus Service Corporation and USAllianz Investor Services, LLC (predecessor to Allianz Life Financial Services, LLC.), dated 5/1/2002 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 18 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

j.
Fund Participation Agreement between Allianz Life Insurance Company of North America, Dreyfus Investment Portfolios and The Dreyfus Life and Annuity Index Fund, dated 5/1/2002 incorporated by reference as exhibit EX-99.H18 from Post-Effective Amendment No. 3 to Allianz Life Variable Account A’s Form N-6 (File Nos. 333-102332 and 811-04965), electronically filed on January 6, 2003.

k.	-
Amendment to Fund Participation Agreement between Allianz Life Insurance Company of North America, Dreyfus Investment Portfolios and the Dreyfus Stock Index Fund, Inc., dated 5/1/2007 incorporated by reference as exhibit EX-99.B8.j. from Post-Effective Amendment No. 20 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2008.

l.
Participation Agreement & Amendment between Fidelity Distributors Corporation and Allianz Life Insurance Company of North America, dated 09/29/10 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 17 to Registrant's Form N-4 (File Nos. 333-145866 and 811-05618), electronically filed on December 20, 2010.

m.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Fidelity Distributors Corporation and Allianz Life Insurance Company of North America, dated 9-1-2015, incorporated by reference as exhibit EX-99.B8.i. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

n.
Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.ac. from Pre-Effective Amendment No.2 to Registrant’s Form N-4 (File Nos. 333-120181 and 811-05618), electronically filed on March 30, 2005.

o.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 8/08/2008 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

p.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated July 16, 2012 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 4 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on August 21, 2012.

q.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.h. from Pre-Effective Amendment No.2 to Registrant’s Form N-4 (File Nos. 333-120181 and 811-05618), electronically filed on March 30, 2005

r.	-
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/08 incorporated by reference as exhibit EX-99.B8.j. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

s.	-
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC., dated January 16, 2014, incorporated by reference as exhibit EX-99.B8.l. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 14, 2014.

t	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC., dated 9/1/2015, incorporated by reference as exhibit EX-99.B8.p. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016..

u.
Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.aj. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

v.
Administrative Support Service Agreement between OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 12 to Registrant’s Form N-4 (File Nos. 333-95729 and 811-05618), electronically filed on April 26, 2004.

w.	-
Amendment to Administrative Support Service Agreement between OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00 is incorporated by reference as exhibit EX-99.B8.r. from Post-Effective Amendment No. 18 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

x.	-
Amendment to the Letter of Understandiing of the Administrative Support Service Agreement and between OppenheimerFunds Distributor, Inc. and Allianz Life Insurance Company of North America, dated February 1, 2014, incorporated by reference as exhibit EX-99.B8.v. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 17, 2014

y.
Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.h. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

z.	-
Amendments to Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 4/30/04, 4/29/05, 5/1/06 incorporated by reference as exhibit EX-99.B8.t. from Post-Effective Amendment No. 18 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

aa.	-
Amendment to Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated February 1, 2014, incorporated by reference as exhibit EX-99.B8.y. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 17, 2014.

ab.
Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 and Amendment dated 5-1-2011 incorporated by reference as exhibit EX-99.B8.t. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

ac.	-
Amendment dated May 1, 2011 to Investor Services Agreement between Allianz Life Insurance Company of North America and Pacific Investment Management Company dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.n. from Post-Effective Amendment No. 25 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 26, 2011.

ad.	-
Amendment  dated 4-30-2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

ae.	-
Amendment  dated September 1, 2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 12 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on January 28, 2013.

af.	-
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 18 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ag.
Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.i. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

ah.	-
Amendments to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05 incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 18 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ai.	-
Amendment dated May 1, 2011 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 25 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 26, 2011.

aj.	-
Amendment dated April 30, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

	ak.	-
Amendment dated September 1, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 12 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on January 28, 2013.

	al.	-
Amendments to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between PIMCO Variable Insurance Trust, PIMCO Equity Series VI, PIMCO Investments LLC, and Allianz Life Insurance Company of North America, dated 10/12/2015, incorporated by reference as exhibit EX-99.B8.ae. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

am.
Administrative Services Agreement between PIMCO Variable Insurance Trust and Allianz Life Insurance Company of North America dated December 4, 2009 and Amendment dated April 1, 2012 incorporated by reference as exhibit EX-99.B8.v. from Post-Effective Amendment No. 9 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on June 7, 2012.

an.
Distribution Services Agreement between Allianz Life Insurance Company of North America and Allianz Global Investors Distributors, LLC, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 18 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ao.
Participation Agreement between Premier VIT, Allianz Life Insurance Company of North America and Allianz Global Investors Distributors LLC, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.ai. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

ap.
Services Agreement between Prudential Investment Management Services LLC and Allianz Life Insurance Company of North America, dated 12/15/2000 is incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 12 to Registrant’s Form N-4 (File Nos. 333-95729 and 811-05618), electronically filed on April 26, 2004.

	aq.	-
Amendment to Services Agreement between Prudential Investment Management Services LLC and Allianz Life Insurance Company of North America, dated 9/9/2002 incorporated by reference as exhibit EX-99.B8.z. from Post-Effective Amendment No. 18 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ar.
Fund Participation Agreement between Allianz Life Insurance Company of North America, The Prudential Series Fund, Inc., Prudential Investments Fund Management LLC, and Prudential Investment Management Services, LLC, dated 12/15/2000 is incorporated by reference as exhibit EX-99.B8.k. from Post-Effective Amendment No. 2 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 15, 2000.

as.
Service Agreement between J.&W. Seligman & Co. Incorporated and Allianz Life Insurance Company of North America, dated 12/16/1999 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 12 to Registrant’s Form N-4 (File Nos. 333-95729 and 811-05618), electronically filed on April 26, 2004

at.
Fund Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.j. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

	au	-
Amendments to Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 5/1/03, 4/30/04, 5/1/06 incorporated by reference as exhibit EX-99.B8.ad. from Post-Effective Amendment No. 18 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

9.**	Opinion and Consent of Counsel, to be filed by amendment
10.**	Consent of Independent Registered Public Accounting Firm, to be filed by amendment
11.	Not Applicable
12.	Not Applicable
13.	a.
Power of Attorney- White, Gaumond, Hunt, Clark, Frank, Walker, Herken, incorporated by reference as exhibit EX-99.B13.a. from Post-Effective Amendment to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 21, 2020.

*	Filed herewith
**	To be filed by amendment

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Company:
Name and Principal Business Address	Positions and Offices with Depositor
Walter R. White	Director, President and Chief Executive Officer
William E. Gaumond	Director, Senior Vice President, Chief Financial Officer, and Treasurer
Eric J. Thomes	Senior Vice President, Chief Distribution Officer
Neil H. McKay	Senior Vice President, Chief Actuary
Gretchen Cepek	Senior Vice President, General Counsel, and Secretary
Todd M. Hedtke	Senior Vice President, Chief Investment Officer
Catherine A. Mahone	Senior Vice President, Chief Administrative Officer
Brent M. Hipsher	Vice President, Controller and Assistant Controller
Jenny L. Guldseth	Senior Vice President, Chief Human Resources Officer
Jasmine M. Jirele	Senior Vice President, Chief Growth Officer
Jacqueline Hunt Allianz SE Königinstraße 28 80802 München Germany	Director and Board Chair
Udo Frank 47628 Todd Eymann Road Miramonte, CA 93641	Director
Ronald M. Clark 14401 N. Giant Saquaro Place Oro Valley, AZ 85755	Director
Kevin E. Walker 14092 N. Bright Angel Trail Marana, AZ 85658	Director
Anna Sophie Herken Allianz Asset Management GmbH Seidlstrasse 24-24a Munich, Germany 80335	Director

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 21 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 21, 2020.
ITEM 27. NUMBER OF CONTRACT OWNERS
As of June 30, 2020, there were 15,166 qualified and 7,827 non-qualified Allianz Alterity Contract Owners with Contracts in the Separate Account.

ITEM 28. INDEMNIFICATION
Indemnification provision, as required by the ’33 Act, Rule 484
The Bylaws of the Insurance Company provide:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(a)
Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:

	(i)	a director of the Corporation; or
	(ii)	acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
	(iii)	rendering Professional Services at the request of and for the benefit of the Corporation; or
(iv)
serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b)	Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
	(i)	in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
	(ii)	if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
	(iii)	for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
(iv)
for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;

	(v)	for any transaction for which the Indemnified Person derived an improper personal benefit;
(vi)
for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;

	(vii)	for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
	(viii)	in circumstances where indemnification is prohibited by applicable law;
(ix)
in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

SECTION 2. SCOPE OF INDEMNIFICATION:
(a)
Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b)
Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c)
Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

SECTION 3. DEFINITIONS:
(a)	"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b)
"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.

(c)
"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life of NY Variable Account C
Allianz Funds
The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
Name	Positions and Offices with Underwriter
Corey Walther	Governor and President
Eric J. Thomes	Governor, Chief Executive Officer, and Chief Manager
Catherine A. Mahone	Governor
William E. Gaumond	Governor
Rebecca Wysocki	Chief Financial Officer and Treasurer
Matthew C. Dian	Vice President, Chief Compliance Officer
Kristine M. Lord-Krahn	Chief Legal Officer and Secretary
Tracy M. Haddy	Assistant Secretary
Nicole D. Van Walbeek	Assistant Secretary
For the period 1-1-2019 to 12-31-2019
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$284,788,589.36	$0	$0	$0

The $284,788,589.36 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.
ITEM 31. MANAGEMENT SERVICES
Not Applicable
ITEM 32. UNDERTAKINGS
a.
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS
Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.
The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:
1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(a) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 26th day of August, 2020.
ALLIANZ LIFE VARIABLE ACCOUNT B
(Registrant)
By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)

By: Stewart D. Gregg
Stewart D. Gregg
Senior Securities Counsel
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)
By: WALTER R. WHITE(1)
Walter R. White
President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 26th day of August, 2020.
Signature	Title
Walter R. White(1)	Director, President & Chief Executive Officer
Ronald M. Clark(1)	Director
Jacqueline Hunt(1)	Director and Board Chair
Udo Frank(1)	Director
William E. Gaumond(1)	Director, Senior Vice President, Chief Financial Officer and Treasurer
Kevin E. Walker(1) Anna Sophie Herken(1)	Director Director
(1)
By Power of Attorney incorporated by reference as exhibit EX-99.B13.a. from Post-Effective Amendment to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 21, 2020.

By: Stewart D. Gregg
Stewart D. Gregg
Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 33
TO FORM N-4
(FILE NOS. 333-82329 AND 811-05816)
ALLIANZ LIFE VARIABLE ACCOUNT B
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
INDEX TO EXHIBITS